DIMENSIONAL EMERGING MARKETS VALUE FUND
PORTFOLIO HOLDINGS REPORT
July 31, 2023
(UNAUDITED)

Definitions of Abbreviations and Footnotes
Schedule of Investments
Dimensional Emerging Markets Value Fund
Notes to Financial Statements
Organization
Security Valuation
Financial Instruments
Federal Tax Cost
Recently Issued Accounting Standards and Regulations
Other
Subsequent Event Evaluations

DIMENSIONAL EMERGING MARKETS VALUE FUND
DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES
Schedule of Investments
Investment Abbreviations
ADR	American Depositary Receipt
GDR	Global Depositary Receipt

Investment Footnotes
»	Securities have generally been fair valued. See Security Valuation Note within the Notes to Schedules of Investments.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
Ω	Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity Guidelines. The liquidity determination is unaudited.
††	Security valued using significant unobservable inputs (Level 3).
†	See Security Valuation Note within the Notes to Schedules of Investments.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.
^^	See Federal Tax Cost Note within the Notes to Schedules of Investments.

Dimensional Emerging Markets Value Fund
SCHEDULE OF INVESTMENTS
July 31, 2023
(Unaudited)
		Shares	Value»
COMMON STOCKS — (97.6%)
BRAZIL — (4.3%)
*	Anima Holding SA	405,400	$412,366
	Atacadao SA	1,115,768	3,237,290
#	Banco Bradesco SA, ADR	1,008,174	3,558,855
	Banco Bradesco SA	3,227,360	10,135,088
	Banco do Brasil SA	2,692,252	27,436,347
	Banco Santander Brasil SA	1,020,319	6,162,371
	BrasilAgro - Co. Brasileira de Propriedades Agricolas	201,591	1,104,567
*	BRF SA	2,222,385	4,586,937
*	C&A Modas SA	297,100	358,122
	Camil Alimentos SA	685,791	1,055,788
*	Centro De Imagem Diagnosticos SA	10,802	55,166
	Cia Brasileira de Aluminio	178,800	200,400
*	Cia Brasileira de Distribuicao	866,358	3,792,463
#	Cia Siderurgica Nacional SA, Sponsored ADR	748,986	2,209,509
	Cia Siderurgica Nacional SA	2,224,837	6,511,603
*	Cogna Educacao SA	3,814,757	2,702,498
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	1,704,604	8,586,554
	Dexco SA	1,125,322	1,991,847
*	Embraer SA	2,588,587	10,132,645
*	Embraer SA, Sponsored ADR	219,257	3,429,179
	Empreendimentos Pague Menos SA	94,109	83,984
	Enauta Participacoes SA	633,561	1,869,030
	Eternit SA	140,300	318,058
	Even Construtora e Incorporadora SA	668,356	1,044,494
	Ez Tec Empreendimentos e Participacoes SA	386,153	1,774,487
*	Gafisa SA	39,777	50,638
	Gafisa SA, ADR	18,331	40,788
	Gerdau SA, Sponsored ADR	4,617,515	28,397,715
	Grazziotin SA	331	1,998
	Grupo De Moda Soma SA	624,143	1,483,556
	Guararapes Confeccoes SA	458,800	709,242
*Ω	Hapvida Participacoes e Investimentos SA	13,879,894	14,089,028
*††	Hua Han Health Industry Holdings Ltd.	17,852,160	0
*	International Meal Co. Alimentacao SA, Class A	714,142	400,206
	Iochpe-Maxion SA	924,290	2,707,146
*	IRB-Brasil Resseguros SA	149,947	1,303,897
	Jalles Machado SA	73,800	138,431
	JBS SA	3,548,284	14,091,837
	JHSF Participacoes SA	2,062,505	2,459,958
	Lavvi Empreendimentos Imobiliarios SA	170,000	303,421
Ω	Mitre Realty Empreendimentos E Participacoes LTDA	26,200	38,175
*	Moura Dubeux Engenharia SA	27,000	62,408
	Movida Participacoes SA	163,969	395,641
	MRV Engenharia e Participacoes SA	2,201,904	6,472,422
*	Multilaser Industrial SA	274,429	194,414
*	Natura & Co. Holding SA	3,325,538	12,848,550
#*	Natura & Co. Holding SA, ADR	49,497	379,147
	Petroleo Brasileiro SA, Sponsored ADR	10,372,552	136,917,686
	Petroleo Brasileiro SA, Sponsored ADR	4,446,951	65,281,241
	Petroleo Brasileiro SA	11,148,884	82,070,875
	Positivo Tecnologia SA	385,008	671,703
	Qualicorp Consultoria e Corretora de Seguros SA	95,400	86,548
	Romi SA	282,009	851,618
*	Sao Carlos Empreendimentos e Participacoes SA	60,300	326,446
*Ω	Ser Educacional SA	42,900	52,074

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
BRAZIL — (Continued)
	TIM SA	3,640,146	$11,038,793
	Trisul SA	403,505	523,927
	Tupy SA	416,802	2,394,821
	Ultrapar Participacoes SA	858,683	3,430,192
	Usinas Siderurgicas de Minas Gerais SA Usiminas	541,747	840,904
	Vale SA	156,649	2,291,065
	Vale SA, Sponsored ADR, Class B	6,867	100,464
	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	174,237	558,590
*	Via SA	6,653,717	3,039,287
	Vibra Energia SA	1,187,110	4,300,332
*	YDUQS Participacoes SA	218,700	1,026,266
*	Zamp SA	59,200	55,335
TOTAL BRAZIL			505,176,433
CHILE — (0.6%)
	Banco de Credito e Inversiones SA	32,160	966,013
	Besalco SA	530,992	314,819
	Camanchaca SA	1,334,309	80,756
	CAP SA	564,938	4,309,702
	Cementos BIO BIO SA	665,307	543,264
	Cencosud SA	5,489,347	11,797,308
	Cia Sud Americana de Vapores SA	46,849,671	3,546,066
	Cristalerias de Chile SA	264,624	942,347
	Empresa Nacional de Telecomunicaciones SA	714,381	2,871,336
	Empresas CMPC SA	4,198,444	8,287,341
	Empresas COPEC SA	1,622,128	12,442,286
	Empresas Hites SA	1,783,807	233,037
*	Enel Americas SA	23,995,728	3,243,497
	Falabella SA	1,130,708	3,126,835
	Grupo Security SA	4,597,208	1,323,359
	Inversiones Aguas Metropolitanas SA	2,219,249	1,822,575
	Masisa SA	9,452,384	274,915
	PAZ Corp. SA	1,562,812	1,065,427
	Ripley Corp. SA	730,261	158,857
	Salfacorp SA	2,712,464	1,483,676
	Sigdo Koppers SA	187,924	285,600
	SMU SA	2,906,860	549,187
	Sociedad Matriz SAAM SA	44,535,462	4,830,742
	Socovesa SA	3,702,080	566,160
	SONDA SA	233,491	124,407
	Vina Concha y Toro SA	705,503	957,831
TOTAL CHILE			66,147,343
CHINA — (25.7%)
*	360 Security Technology, Inc., Class A	954,833	1,587,195
*	361 Degrees International Ltd.	4,980,000	2,755,924
Ω	3SBio, Inc.	4,905,500	4,725,694
*	5I5J Holding Group Co. Ltd., Class A	1,102,800	488,598
*††	A Metaverse Co.	270,000	1,004
#	AAC Technologies Holdings, Inc.	3,635,500	8,329,130
	ADAMA Ltd., Class A	191,800	232,649
	Addsino Co. Ltd., Class A	533,100	718,588
	Advanced Technology & Materials Co. Ltd., Class A	308,500	398,754
	AECC Aero-Engine Control Co. Ltd., Class A	244,300	793,274
	AECC Aviation Power Co. Ltd., Class A	267,307	1,514,263
	Aerospace Hi-Tech Holdings Group Ltd., Class A	371,623	539,225
#*	Agile Group Holdings Ltd.	6,776,999	1,209,526

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Agricultural Bank of China Ltd., Class H	91,830,000	$33,402,705
	Aisino Corp., Class A	596,467	1,107,362
	Ajisen China Holdings Ltd.	3,383,000	435,981
*	Alibaba Group Holding Ltd.	8,986,500	114,841,873
*	Alibaba Pictures Group Ltd.	41,200,000	2,533,354
#Ω	A-Living Smart City Services Co. Ltd.	2,683,500	1,927,788
	Allmed Medical Products Co. Ltd., Class A	87,600	131,958
	Aluminum Corp. of China Ltd., Class H	18,996,000	9,446,299
	Angang Steel Co. Ltd., Class H	8,213,632	2,465,632
	Anhui Conch Cement Co. Ltd., Class H	4,762,500	14,377,485
	Anhui Construction Engineering Group Co. Ltd., Class A	569,100	452,078
	Anhui Guangxin Agrochemical Co. Ltd., Class A	260,482	705,223
	Anhui Hengyuan Coal Industry & Electricity Power Co. Ltd., Class A	499,340	571,652
	Anhui Honglu Steel Construction Group Co. Ltd., Class A	56,851	262,724
	Anhui Huilong Agricultural Means of Production Co. Ltd., Class A	338,500	369,021
	Anhui Jiangnan Chemical Industry Co. Ltd., Class A	910,803	674,891
	Anhui Jinhe Industrial Co. Ltd., Class A	213,500	721,010
*	Anhui Tatfook Technology Co. Ltd., Class A	204,100	275,179
	Anhui Transport Consulting & Design Institute Co. Ltd., Class A	28,680	43,654
	Anhui Truchum Advanced Materials & Technology Co. Ltd., Class A	416,600	431,730
	Anhui Zhongding Sealing Parts Co. Ltd., Class A	443,604	840,707
*	Anton Oilfield Services Group	15,688,000	905,711
*	Aoshikang Technology Co. Ltd., Class A	127,600	621,747
*	Aotecar New Energy Technology Co. Ltd., Class A	905,900	354,051
	APT Satellite Holdings Ltd.	154,000	46,443
*	Asia - Potash International Investment Guangzhou Co. Ltd., Class A	257,577	987,663
	Asia Cement China Holdings Corp.	2,825,500	1,369,821
#Ω	AsiaInfo Technologies Ltd.	605,600	854,772
	Avary Holding Shenzhen Co. Ltd., Class A	697,181	2,392,077
	AVIC Industry-Finance Holdings Co. Ltd., Class A	2,042,900	1,176,922
	AviChina Industry & Technology Co. Ltd., Class H	12,969,000	6,497,250
Ω	BAIC Motor Corp. Ltd., Class H	9,775,500	2,721,499
*	Baidu, Inc., Sponsored ADR	636,785	99,332,092
Ω	BAIOO Family Interactive Ltd.	1,124,000	52,819
	Bank of Beijing Co. Ltd., Class A	4,898,822	3,202,174
	Bank of Changsha Co. Ltd., Class A	1,373,600	1,581,919
	Bank of Chengdu Co. Ltd., Class A	1,372,128	2,719,642
	Bank of China Ltd., Class H	279,427,817	103,639,168
	Bank of Chongqing Co. Ltd., Class H	3,051,500	1,652,891
	Bank of Communications Co. Ltd., Class H	27,933,574	16,875,519
	Bank of Guiyang Co. Ltd., Class A	1,238,651	985,549
	Bank of Hangzhou Co. Ltd., Class A	1,852,505	3,182,782
	Bank of Jiangsu Co. Ltd., Class A	5,223,615	5,284,172
	Bank of Nanjing Co. Ltd., Class A	3,569,531	4,285,197
	Bank of Ningbo Co. Ltd., Class A	2,278,081	9,298,753
	Bank of Shanghai Co. Ltd., Class A	3,354,147	2,896,782
	Bank of Suzhou Co. Ltd., Class A	1,286,708	1,286,479
*	Bank of Tianjin Co. Ltd., Class H	29,000	5,925
#*Ω	Bank of Zhengzhou Co. Ltd., Class H	487,143	63,173
	Baoshan Iron & Steel Co. Ltd., Class A	5,102,177	4,588,334
*	Baoye Group Co. Ltd., Class H	1,561,120	804,123
#*	Baozun, Inc., Class A	47,900	81,198
	BBMG Corp., Class H	12,954,000	1,532,103
	Befar Group Co. Ltd., Class A	254,600	173,294
	Beibuwan Port Co. Ltd., Class A	312,900	359,619
	Beijing Capital Development Co. Ltd., Class A	389,880	257,781
	Beijing Capital Eco-Environment Protection Group Co. Ltd., Class A	3,199,879	1,344,524
*	Beijing Capital International Airport Co. Ltd., Class H	10,346,000	6,765,877
	Beijing Dabeinong Technology Group Co. Ltd., Class A	764,000	757,398

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Beijing Easpring Material Technology Co. Ltd., Class A	173,221	$1,198,320
	Beijing Energy International Holding Co. Ltd.	4,182,000	111,422
	Beijing Enlight Media Co. Ltd., Class A	387,100	454,403
	Beijing Enterprises Holdings Ltd.	2,882,000	11,462,403
	Beijing Enterprises Water Group Ltd.	17,900,000	4,367,695
	Beijing GeoEnviron Engineering & Technology, Inc., Class A	459,128	647,111
*	Beijing Health Holdings Ltd.	3,048,000	38,842
*	Beijing Hezong Science & Technology Co. Ltd., Class A	208,000	138,715
*	Beijing Jetsen Technology Co. Ltd., Class A	832,100	658,266
	Beijing Jingyuntong Technology Co. Ltd., Class A	1,013,000	780,574
	Beijing New Building Materials PLC, Class A	563,010	2,233,649
*	Beijing North Star Co. Ltd., Class H	5,166,000	598,298
*	Beijing Orient National Communication Science & Technology Co. Ltd., Class A	401,400	557,254
	Beijing Originwater Technology Co. Ltd., Class A	753,163	589,611
	Beijing Shougang Co. Ltd., Class A	1,194,166	672,200
*	Beijing Shunxin Agriculture Co. Ltd., Class A	91,822	372,951
*	Beijing Sinnet Technology Co. Ltd., Class A	480,528	694,904
	Beijing SL Pharmaceutical Co. Ltd., Class A	427,200	580,184
	Beijing SPC Environment Protection Tech Co. Ltd., Class A	223,235	177,874
Ω	Beijing Urban Construction Design & Development Group Co. Ltd., Class H	476,000	139,824
	Beijing Yanjing Brewery Co. Ltd., Class A	556,129	880,193
	Beijing Zhong Ke San Huan High-Tech Co. Ltd., Class A	396,102	671,599
	Beijing-Shanghai High Speed Railway Co. Ltd., Class A	6,501,356	4,981,798
*	Bengang Steel Plates Co. Ltd., Class A	746,400	443,964
	Best Pacific International Holdings Ltd., Class H	396,000	53,286
	Bestsun Energy Co. Ltd., Class A	173,200	114,705
	BGI Genomics Co. Ltd., Class A	117,100	984,792
	Black Peony Group Co. Ltd., Class A	151,800	144,552
Ω	BOC Aviation Ltd.	230,900	1,935,440
	BOC International China Co. Ltd., Class A	442,600	703,779
	BOE Technology Group Co. Ltd., Class A	8,021,226	4,752,866
*	Bohai Leasing Co. Ltd., Class A	2,291,900	782,842
	Bright Dairy & Food Co. Ltd., Class A	630,905	970,911
	Bright Real Estate Group Co. Ltd., Class A	171,200	71,936
††	Brilliance China Automotive Holdings Ltd.	16,650,000	8,922,578
*	BTG Hotels Group Co. Ltd., Class A	286,313	843,484
	BYD Electronic International Co. Ltd.	2,677,500	10,336,664
	C C Land Holdings Ltd.	15,072,429	3,096,072
	C&D International Investment Group Ltd.	577,698	1,578,181
	Cabbeen Fashion Ltd.	1,000,000	105,126
	Caitong Securities Co. Ltd., Class A	997,510	1,165,830
	Camel Group Co. Ltd., Class A	362,820	472,252
	Cangzhou Mingzhu Plastic Co. Ltd., Class A	448,300	290,661
	Canmax Technologies Co. Ltd., Class A	254,416	1,146,851
*	Capital Environment Holdings Ltd.	12,116,000	200,226
	Carrianna Group Holdings Co. Ltd.	3,478,391	174,101
	CECEP Solar Energy Co. Ltd., Class A	1,309,900	1,210,658
	CECEP Wind-Power Corp., Class A	2,054,970	1,053,000
	Central China Management Co. Ltd.	7,334,350	360,916
	Central China New Life Ltd.	110,000	38,592
*	Central China Real Estate Ltd.	5,227,836	98,191
#	CGN New Energy Holdings Co. Ltd.	6,484,000	1,879,795
	CGN Nuclear Technology Development Co. Ltd., Class A	249,800	286,372
	Changchun Faway Automobile Components Co. Ltd., Class A	175,420	216,912
	Changjiang Securities Co. Ltd., Class A	1,260,190	1,177,359
	Chaowei Power Holdings Ltd.	3,239,000	634,225
	Chengdu Hongqi Chain Co. Ltd., Class A	482,110	414,410

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Chengdu Kanghong Pharmaceutical Group Co. Ltd., Class A	83,100	$186,924
	Chengdu Wintrue Holding Co. Ltd., Class A	338,300	458,295
*	Chengtun Mining Group Co. Ltd., Class A	50,764	36,899
	Chenguang Biotech Group Co. Ltd., Class A	40,200	96,647
	Chengxin Lithium Group Co. Ltd., Class A	270,700	1,044,103
	Chengzhi Co. Ltd., Class A	306,611	354,657
	China Aerospace International Holdings Ltd.	12,534,000	643,400
	China Aircraft Leasing Group Holdings Ltd.	896,000	507,598
	China BlueChemical Ltd., Class H	9,122,878	2,280,201
#*Ω	China Bohai Bank Co. Ltd., Class H	957,000	148,598
#*	China Boton Group Co. Ltd.	262,000	66,391
	China CAMC Engineering Co. Ltd., Class A	439,100	737,150
	China Cinda Asset Management Co. Ltd., Class H	35,063,000	3,700,477
	China CITIC Bank Corp. Ltd., Class H	33,541,112	16,220,297
	China Coal Energy Co. Ltd., Class H	10,805,000	7,830,895
	China Communications Services Corp. Ltd., Class H	13,693,071	6,514,017
*	China Conch Environment Protection Holdings Ltd.	602,500	183,535
	China Conch Venture Holdings Ltd.	4,446,000	5,567,985
	China Construction Bank Corp., Class H	401,052,101	233,756,618
	China CSSC Holdings Ltd., Class A	375,700	1,756,828
	China Design Group Co. Ltd., Class A	48,100	62,730
#*††	China Dili Group	4,137,899	65,685
	China Dongxiang Group Co. Ltd.	4,834,000	202,335
	China Education Group Holdings Ltd.	550,000	509,090
	China Electronics Huada Technology Co. Ltd.	160,000	29,870
	China Electronics Optics Valley Union Holding Co. Ltd.	3,112,000	128,121
	China Energy Engineering Corp. Ltd., Class A	6,490,514	2,227,024
	China Energy Engineering Corp. Ltd., Class H	3,658,000	470,075
	China Everbright Bank Co. Ltd., Class H	13,094,000	3,900,830
#Ω	China Everbright Greentech Ltd.	3,443,000	571,290
	China Everbright Ltd.	5,485,869	3,599,585
Ω	China Feihe Ltd.	361,000	221,228
*	China Financial Services Holdings Ltd.	94,200	5,873
	China Foods Ltd.	2,376,000	897,834
	China Galaxy Securities Co. Ltd., Class H	12,507,000	7,317,407
	China Gas Holdings Ltd.	12,467,800	13,966,371
*	China Glass Holdings Ltd.	4,496,000	503,894
#	China Gold International Resources Corp. Ltd.	247,100	997,571
	China Great Wall Securities Co. Ltd., Class A	427,300	532,406
	China Greatwall Technology Group Co. Ltd., Class A	353,300	606,089
	China Green Electricity Investment of Tianjin Co. Ltd., Class A	451,200	788,552
	China Hanking Holdings Ltd.	911,000	87,880
#	China Harmony Auto Holding Ltd.	4,980,500	481,251
*	China High Speed Railway Technology Co. Ltd., Class A	716,600	245,745
*	China High Speed Transmission Equipment Group Co. Ltd.	1,942,000	660,838
	China Hongqiao Group Ltd.	10,475,000	10,107,105
#*††Ω	China Huarong Asset Management Co. Ltd., Class H	32,996,000	1,721,348
#††	China Huiyuan Juice Group Ltd.	4,182,433	188,022
	China International Marine Containers Group Co. Ltd., Class H	4,642,920	2,764,431
#	China Isotope & Radiation Corp.	8,000	15,292
	China Jinmao Holdings Group Ltd.	32,896,141	5,406,058
	China Jushi Co. Ltd., Class A	1,384,441	2,879,408
	China Kepei Education Group Ltd.	1,630,000	547,961
	China Lesso Group Holdings Ltd.	6,345,000	4,335,243
	China Lilang Ltd.	1,796,000	952,596
#*	China Longevity Group Co. Ltd.	1,152,649	37,984
*††	China Maple Leaf Educational Systems Ltd.	7,422,000	63,762
	China Medical System Holdings Ltd.	4,093,000	6,892,422
	China Meheco Co. Ltd., Class A	425,320	783,606

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
CHINA — (Continued)
	China Merchants Bank Co. Ltd., Class H	15,854,500	$78,840,146
	China Merchants Expressway Network & Technology Holdings Co. Ltd., Class A	409,000	525,724
	China Merchants Land Ltd.	11,372,000	642,537
#	China Merchants Port Holdings Co. Ltd.	7,004,291	9,636,146
	China Merchants Property Operation & Service Co. Ltd., Class A	175,700	400,626
Ω	China Merchants Securities Co. Ltd., Class H	782,020	792,652
	China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	1,390,510	2,777,275
#*††	China Metal Recycling Holdings Ltd.	3,259,800	0
	China Minsheng Banking Corp. Ltd., Class H	18,898,400	7,203,407
#	China Modern Dairy Holdings Ltd.	10,438,000	1,126,796
	China National Accord Medicines Corp. Ltd., Class A	209,307	1,012,525
	China National Building Material Co. Ltd., Class H	20,975,250	13,257,491
	China National Chemical Engineering Co. Ltd., Class A	1,518,600	1,845,237
	China National Medicines Corp. Ltd., Class A	258,300	1,203,897
	China National Nuclear Power Co. Ltd., Class A	6,406,843	6,558,322
Ω	China New Higher Education Group Ltd.	2,511,000	865,081
*	China Nonferrous Metal Industry's Foreign Engineering & Construction Co. Ltd., Class A	600,500	425,628
	China Nonferrous Mining Corp. Ltd.	264,000	139,602
*	China Oil & Gas Group Ltd.	18,900,000	596,168
	China Oilfield Services Ltd., Class H	6,368,000	7,517,668
	China Oriental Group Co. Ltd.	6,382,000	1,001,129
	China Overseas Grand Oceans Group Ltd.	11,069,742	5,654,518
	China Overseas Land & Investment Ltd.	12,609,000	29,910,676
	China Pacific Insurance Group Co. Ltd., Class H	7,658,800	20,647,513
	China Petroleum & Chemical Corp., Class H	95,493,575	53,479,843
*††	China Properties Group Ltd.	3,380,000	33,718
	China Railway Group Ltd., Class H	15,465,000	10,167,631
Ω	China Railway Signal & Communication Corp. Ltd., Class H	5,898,000	2,159,588
	China Railway Tielong Container Logistics Co. Ltd., Class A	303,900	266,995
*	China Rare Earth Holdings Ltd.	4,650,600	269,344
	China Reinsurance Group Corp., Class H	24,824,000	1,723,169
#††Ω	China Renaissance Holdings Ltd.	192,200	134,313
	China Resources Cement Holdings Ltd.	13,910,000	6,060,630
	China Resources Double Crane Pharmaceutical Co. Ltd., Class A	347,381	821,983
	China Resources Gas Group Ltd.	2,752,800	9,536,339
#	China Resources Land Ltd.	15,272,000	71,262,613
	China Resources Medical Holdings Co. Ltd.	4,937,000	4,093,690
Ω	China Resources Pharmaceutical Group Ltd.	8,926,500	6,947,677
	China Risun Group Ltd.	2,005,000	934,407
*	China Sanjiang Fine Chemicals Co. Ltd.	4,261,000	623,255
#*	China SCE Group Holdings Ltd.	6,432,000	448,425
#Ω	China Shengmu Organic Milk Ltd.	729,000	29,015
	China Shenhua Energy Co. Ltd., Class H	14,249,500	42,711,325
	China Shineway Pharmaceutical Group Ltd.	1,750,000	1,924,945
*	China Shuifa Singyes Energy Holdings Ltd.	926,000	65,741
*	China Silver Group Ltd.	8,162,000	344,652
#*	China South City Holdings Ltd.	26,638,000	1,747,662
	China South Publishing & Media Group Co. Ltd., Class A	602,000	956,533
	China Starch Holdings Ltd.	13,595,000	275,259
	China State Construction Engineering Corp. Ltd., Class A	13,504,506	11,567,778
	China State Construction International Holdings Ltd.	332,000	407,054
#*	China Sunshine Paper Holdings Co. Ltd.	2,001,000	717,256
	China Taiping Insurance Holdings Co. Ltd.	8,050,600	8,980,022
#*	China Tianrui Group Cement Co. Ltd., Class C	45,000	34,028
	China Tianying, Inc., Class A	948,700	718,757
Ω	China Tower Corp. Ltd., Class H	161,984,000	18,310,429
	China Traditional Chinese Medicine Holdings Co. Ltd.	15,456,000	7,145,504

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	China TransInfo Technology Co. Ltd., Class A	178,482	$326,270
*	China Travel International Investment Hong Kong Ltd.	13,015,631	2,876,308
	China Tungsten & Hightech Materials Co. Ltd., Class A	393,552	566,212
	China Vanke Co. Ltd., Class H	6,842,505	9,698,227
	China West Construction Group Co. Ltd., Class A	394,200	426,671
Ω	China Xinhua Education Group Ltd.	294,000	28,991
	China XLX Fertiliser Ltd.	2,151,000	1,085,758
	China Yongda Automobiles Services Holdings Ltd.	5,064,000	2,320,341
#*Ω	China Yuhua Education Corp. Ltd.	470,000	61,814
#	China Zheshang Bank Co. Ltd., Class H	202,800	59,622
#	China Zhongwang Holdings Ltd.	13,622,954	550,235
	China-Singapore Suzhou Industrial Park Development Group Co. Ltd., Class A	96,800	138,568
	Chinasoft International Ltd.	6,786,000	4,250,701
	Chinese Universe Publishing & Media Group Co. Ltd., Class A	356,500	631,715
	Chongqing Changan Automobile Co. Ltd., Class A	2,578,342	5,799,622
	Chongqing Department Store Co. Ltd., Class A	191,884	956,202
*	Chongqing Iron & Steel Co. Ltd., Class H	798,000	89,443
	Chongqing Machinery & Electric Co. Ltd., Class H	1,022,000	76,159
	Chongqing Rural Commercial Bank Co. Ltd., Class H	13,260,000	4,905,146
	Chongqing Sanfeng Environment Group Corp. Ltd., Class A	543,700	587,097
	Chongqing Zongshen Power Machinery Co. Ltd., Class A	423,300	423,896
	Chow Tai Seng Jewellery Co. Ltd., Class A	185,700	435,037
	Chu Kong Shipping Enterprises Group Co. Ltd.	526,000	64,348
††	CIFI Ever Sunshine Services Group Ltd.	698,000	204,955
	CIMC Enric Holdings Ltd.	3,668,000	3,698,628
	Cinda Real Estate Co. Ltd., Class A	783,100	547,729
	Cisen Pharmaceutical Co. Ltd., Class A	161,500	330,981
	CITIC Ltd.	17,848,483	20,147,804
	CITIC Resources Holdings Ltd.	15,150,000	778,907
	CITIC Securities Co. Ltd., Class H	5,325,325	11,470,387
	City Development Environment Co. Ltd., Class A	50,400	91,914
*	Citychamp Watch & Jewellery Group Ltd.	476,000	72,188
*	CMGE Technology Group Ltd.	1,936,000	449,073
	CMOC Group Ltd., Class H	3,837,000	2,567,678
	CMST Development Co. Ltd., Class A	759,700	628,891
*	CNFinance Holdings Ltd., ADR	5,312	16,839
	CNNC Hua Yuan Titanium Dioxide Co. Ltd., Class A	714,560	611,290
	CNOOC Energy Technology & Services Ltd., Class A	2,122,901	924,263
	CNSIG Inner Mongolia Chemical Industry Co. Ltd., Class A	586,677	782,476
	COFCO Biotechnology Co. Ltd., Class A	629,700	671,765
*	COFCO Joycome Foods Ltd.	2,398,000	665,351
*††	Colour Life Services Group Co. Ltd.	1,263,548	85,869
	Comba Telecom Systems Holdings Ltd.	634,000	107,164
	Concord New Energy Group Ltd.	35,720,000	2,937,194
	Consun Pharmaceutical Group Ltd.	2,094,000	1,534,208
*	Coolpad Group Ltd.	13,182,079	82,951
	COSCO SHIPPING Development Co. Ltd., Class H	13,962,000	1,631,538
*	COSCO SHIPPING Energy Transportation Co. Ltd., Class H	2,280,000	2,519,586
	COSCO SHIPPING Holdings Co. Ltd., Class H	14,007,500	14,825,709
	COSCO SHIPPING International Hong Kong Co. Ltd.	3,516,000	1,488,044
	COSCO SHIPPING Ports Ltd.	10,468,389	6,614,087
#*	Country Garden Holdings Co. Ltd.	37,862,106	7,778,425
	CPMC Holdings Ltd.	4,066,000	2,284,421
*	CPT Technology Group Co. Ltd., Class A	415,000	115,555
	CQ Pharmaceutical Holding Co. Ltd., Class A	507,600	441,471
#*	Crazy Sports Group Ltd.	8,236,000	176,336
	CRRC Corp. Ltd., Class H	753,000	415,587
	CSG Holding Co. Ltd., Class A	632,849	544,429

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
CHINA — (Continued)
#	CSSC Hong Kong Shipping Co. Ltd.	916,000	$167,037
	CTS International Logistics Corp. Ltd., Class A	433,870	576,495
	Daan Gene Co. Ltd., Class A	484,033	686,400
Ω	Dali Foods Group Co. Ltd.	3,159,000	1,474,818
	Dalian Huarui Heavy Industry Group Co. Ltd., Class A	619,671	438,161
	Daqin Railway Co. Ltd., Class A	6,459,961	6,472,973
	Dashang Co. Ltd., Class A	178,708	493,308
	Dawnrays Pharmaceutical Holdings Ltd.	684,000	107,000
	Dazhong Transportation Group Co. Ltd., Class A	359,539	165,575
	Dazzle Fashion Co. Ltd., Class A	16,100	35,824
	DBG Technology Co. Ltd., Class A	298,278	443,819
	DHC Software Co. Ltd., Class A	820,400	780,913
	Dian Diagnostics Group Co. Ltd., Class A	158,900	540,722
	Digital China Group Co. Ltd., Class A	227,300	800,560
	Digital China Holdings Ltd.	3,742,000	1,483,533
	Digital China Information Service Co. Ltd., Class A	316,700	509,193
	Dong-E-E-Jiao Co. Ltd., Class A	124,013	849,706
	Dongfang Electric Corp. Ltd., Class H	973,200	1,303,278
	Dongfeng Motor Group Co. Ltd., Class H	12,676,000	5,932,724
	Dongguan Aohai Technology Co. Ltd., Class A	54,900	262,041
	Dongguan Development Holdings Co. Ltd., Class A	308,200	424,671
	Dongxing Securities Co. Ltd., Class A	763,900	974,682
#	Dongyue Group Ltd.	6,124,000	6,041,714
	Dynagreen Environmental Protection Group Co. Ltd., Class H	638,000	215,758
	East Group Co. Ltd., Class A	305,400	280,605
	E-Commodities Holdings Ltd.	5,880,000	944,156
	Edvantage Group Holdings Ltd.	351,596	116,564
	EIT Environmental Development Group Co. Ltd., Class A	840	1,790
*	Elion Energy Co. Ltd., Class A	807,498	387,996
	ENN Natural Gas Co. Ltd., Class A	219,900	566,360
	Era Co. Ltd., Class A	302,300	253,962
	Essex Bio-technology Ltd.	207,000	87,069
	Eternal Asia Supply Chain Management Ltd., Class A	910,500	687,285
#	EVA Precision Industrial Holdings Ltd.	4,192,000	470,056
*	Everbright Jiabao Co. Ltd., Class A	607,266	286,167
#Ω	Everbright Securities Co. Ltd., Class H	786,200	608,666
*	Fangda Carbon New Material Co. Ltd., Class A	915,594	795,061
*	Fangda Special Steel Technology Co. Ltd., Class A	738,170	522,792
#	Far East Horizon Ltd.	7,898,000	5,940,544
*	FAW Jiefang Group Co. Ltd., Class A	724,752	941,019
	FAWER Automotive Parts Co. Ltd., Class A	470,012	365,884
	Fiberhome Telecommunication Technologies Co. Ltd., Class A	312,178	774,860
*	FIH Mobile Ltd.	4,679,000	505,952
	Financial Street Holdings Co. Ltd., Class A	869,530	628,333
	FinVolution Group, ADR	239,660	1,406,804
	First Capital Securities Co. Ltd., Class A	539,800	476,336
	Fosun International Ltd.	9,592,183	6,992,026
	Founder Securities Co. Ltd., Class A	1,689,907	1,715,206
	Foxconn Industrial Internet Co. Ltd., Class A	2,010,993	6,298,170
	Fu Shou Yuan International Group Ltd.	2,126,000	1,643,918
	Fufeng Group Ltd.	8,982,000	4,891,391
	Fujian Funeng Co. Ltd., Class A	644,857	753,055
	Fujian Star-net Communication Co. Ltd., Class A	188,271	556,785
	Fujian Sunner Development Co. Ltd., Class A	422,598	1,265,159
*	Gansu Qilianshan Cement Group Co. Ltd., Class A	256,400	428,908
	Gansu Shangfeng Cement Co. Ltd., Class A	334,680	489,520
	GCL Energy Technology Co. Ltd., Class A	367,800	640,714
	GCL Technology Holdings Ltd.	28,393,000	6,185,807
*	GDS Holdings Ltd., Class A	1,482,700	2,441,284

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Geely Automobile Holdings Ltd.	22,409,000	$32,699,957
	GEM Co. Ltd., Class A	1,341,600	1,323,475
	Gemdale Corp., Class A	1,042,554	1,262,521
	Gemdale Properties & Investment Corp. Ltd.	33,144,000	1,966,430
Ω	Genertec Universal Medical Group Co. Ltd.	5,363,500	2,896,712
	GF Securities Co. Ltd., Class H	2,865,000	4,584,082
	Giant Network Group Co. Ltd., Class A	283,200	563,306
*	Glorious Property Holdings Ltd.	11,363,000	36,604
*	Glory Health Industry Ltd.	4,463,000	43,921
	GoerTek, Inc., Class A	826,631	2,072,697
	Goldcard Smart Group Co. Ltd., Class A	156,680	296,352
*	Golden Eagle Retail Group Ltd.	12,000	10,006
	GoldenHome Living Co. Ltd., Class A	68,570	331,443
	Goldenmax International Group Ltd., Class A	301,200	410,736
	Goldlion Holdings Ltd.	1,887,000	277,443
	Goldpac Group Ltd.	1,296,000	252,822
	Goldwind Science & Technology Co. Ltd., Class H	2,550,200	1,750,065
*	Gotion High-tech Co. Ltd., Class A	307,483	1,186,550
*	Grand Baoxin Auto Group Ltd.	5,544,500	202,858
	Grand Pharmaceutical Group Ltd., Class L	3,449,500	1,969,646
*	Grandjoy Holdings Group Co. Ltd., Class A	904,100	560,948
*	Greattown Holdings Ltd., Class A	299,300	153,782
*	Greatview Aseptic Packaging Co. Ltd.	2,017,000	591,775
	Gree Electric Appliances, Inc. of Zhuhai, Class A	985,500	5,351,859
	Greenland Hong Kong Holdings Ltd.	7,597,575	455,515
	Greentown China Holdings Ltd.	4,846,091	5,570,914
	GRG Banking Equipment Co. Ltd., Class A	611,100	985,505
	Guangdong Advertising Group Co. Ltd., Class A	394,637	348,678
*	Guangdong Dongfang Precision Science & Technology Co. Ltd., Class A	601,100	460,510
	Guangdong Dongpeng Holdings Co. Ltd., Class A	195,700	330,423
	Guangdong Dowstone Technology Co. Ltd., Class A	178,999	322,373
	Guangdong HEC Technology Holding Co. Ltd., Class A	965,600	966,104
	Guangdong Hybribio Biotech Co. Ltd., Class A	119,400	173,272
	Guangdong Provincial Expressway Development Co. Ltd., Class A	283,660	304,075
	Guangdong Shirongzhaoye Co. Ltd., Class A	163,300	165,619
	Guangdong South New Media Co. Ltd., Class A	29,400	170,772
	Guangdong Tapai Group Co. Ltd., Class A	353,173	436,560
	Guangdong Xinbao Electrical Appliances Holdings Co. Ltd., Class A	255,935	659,002
	Guangdong Zhongnan Iron & Steel Co. Ltd., Class A	773,600	333,598
	Guanghui Energy Co. Ltd., Class A	2,236,238	2,230,336
*	Guangshen Railway Co. Ltd., Class H	1,851,999	488,375
	Guangxi Liugong Machinery Co. Ltd., Class A	457,590	511,795
	Guangxi LiuYao Group Co. Ltd., Class A	152,811	455,627
	Guangzhou Automobile Group Co. Ltd., Class H	9,030,000	5,684,045
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H	648,000	1,941,901
	Guangzhou Haige Communications Group, Inc. Co., Class A	589,900	823,254
	Guangzhou KDT Machinery Co. Ltd., Class A	49,200	127,707
	Guangzhou Yuexiu Capital Holdings Group Co. Ltd., Class A	852,956	890,454
	Guangzhou Zhujiang Brewery Co. Ltd., Class A	218,300	279,261
	Guizhou Panjiang Refined Coal Co. Ltd., Class A	952,832	951,147
	Guizhou Xinbang Pharmaceutical Co. Ltd., Class A	564,000	369,753
	Guosen Securities Co. Ltd., Class A	1,426,327	1,936,259
*	Guosheng Financial Holding, Inc., Class A	257,924	340,136
Ω	Guotai Junan Securities Co. Ltd., Class H	1,397,800	1,745,794
	Guoyuan Securities Co. Ltd., Class A	915,650	946,952
	Haier Smart Home Co. Ltd., Class A	1,721,796	5,963,486
	Haitian International Holdings Ltd.	1,479,000	3,704,439
	Haitong Securities Co. Ltd., Class H	9,292,800	6,501,531
	Hang Zhou Great Star Industrial Co. Ltd., Class A	329,000	1,012,965

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Hangcha Group Co. Ltd., Class A	207,500	$717,024
	Hangxiao Steel Structure Co. Ltd., Class A	701,322	416,543
	Hangzhou Binjiang Real Estate Group Co. Ltd., Class A	717,400	1,085,996
	Hangzhou Haoyue Personal Care Co. Ltd., Class A	2,100	13,657
	Hangzhou Robam Appliances Co. Ltd., Class A	150,000	613,217
	Han's Laser Technology Industry Group Co. Ltd., Class A	461,214	1,583,389
*Ω	Harbin Bank Co. Ltd., Class H	1,611,000	51,653
	Harbin Electric Co. Ltd., Class H	3,817,474	1,521,169
	HBIS Resources Co. Ltd., Class A	162,900	342,269
	Health & Happiness H&H International Holdings Ltd.	558,000	735,736
*	Hebei Construction Group Corp. Ltd., Class H	322,500	33,038
	Hefei Urban Construction Development Co. Ltd., Class A	191,329	211,417
#	Hello Group, Inc., Sponsored ADR	186,735	1,988,728
	Henan Mingtai Al Industrial Co. Ltd., Class A	313,400	692,406
	Henan Shenhuo Coal & Power Co. Ltd., Class A	749,900	1,652,796
*	Henan Yicheng New Energy Co. Ltd., Class A	617,040	452,791
	Henan Yuguang Gold & Lead Co. Ltd., Class A	306,905	298,728
	Henan Zhongyuan Expressway Co. Ltd., Class A	608,400	328,741
	Hengan International Group Co. Ltd.	2,650,500	10,902,306
*	Hengdeli Holdings Ltd.	14,156,000	263,321
*	Hengli Petrochemical Co. Ltd., Class A	1,758,574	3,834,029
	Hengtong Optic-electric Co. Ltd., Class A	654,008	1,408,826
*	Hengyi Petrochemical Co. Ltd., Class A	915,641	936,309
	Hesteel Co. Ltd., Class A	3,844,300	1,297,329
	Hexing Electrical Co. Ltd., Class A	202,190	718,158
#*	Hi Sun Technology China Ltd.	9,864,000	774,531
*	Hongda Xingye Co. Ltd., Class A	216,456	75,499
*	Honghua Group Ltd.	15,729,000	294,265
*	Hongli Zhihui Group Co. Ltd., Class A	72,500	74,830
*††Ω	Honworld Group Ltd.	1,002,500	65,838
#*Ω	Hope Education Group Co. Ltd.	6,644,000	505,599
	Hopson Development Holdings Ltd.	6,102,462	5,121,063
*Ω	Hua Hong Semiconductor Ltd.	2,400,000	8,172,147
	Huabao Flavours & Fragrances Co. Ltd., Class A	78,204	253,487
	Huafon Chemical Co. Ltd., Class A	1,592,348	1,658,706
*	Huafu Fashion Co. Ltd., Class A	458,898	210,078
	Huaibei Mining Holdings Co. Ltd., Class A	856,600	1,482,980
	Huapont Life Sciences Co. Ltd., Class A	604,400	442,750
Ω	Huatai Securities Co. Ltd., Class H	4,635,600	6,614,427
	Huaxi Securities Co. Ltd., Class A	598,255	773,144
	Huaxia Bank Co. Ltd., Class A	4,263,587	3,462,209
	Huaxin Cement Co. Ltd., Class A	624,228	1,218,059
	Huayu Automotive Systems Co. Ltd., Class A	1,157,145	3,199,754
	Hubei Jumpcan Pharmaceutical Co. Ltd., Class A	283,294	1,044,981
	Hubei Xingfa Chemicals Group Co. Ltd., Class A	406,300	1,374,771
	Huishang Bank Corp. Ltd., Class H	1,603,900	481,669
	Humanwell Healthcare Group Co. Ltd., Class A	204,700	648,270
	Hunan Aihua Group Co. Ltd., Class A	97,600	318,483
	Hunan Gold Corp. Ltd., Class A	391,600	683,064
	Hunan Valin Steel Co. Ltd., Class A	2,598,080	2,183,410
	Hunan Zhongke Electric Co. Ltd., Class A	203,000	341,433
*	HUYA, Inc., ADR	64,630	221,681
*	Hytera Communications Corp. Ltd., Class A	591,700	513,691
#*	IBO Technology Co. Ltd.	12,000	1,003
*Ω	iDreamSky Technology Holdings Ltd.	286,000	132,507
Ω	IMAX China Holding, Inc.	76,600	94,039
	Industrial & Commercial Bank of China Ltd., Class H	195,878,996	95,653,092
	Industrial Bank Co. Ltd., Class A	7,237,953	16,897,459
	Industrial Securities Co. Ltd., Class A	2,239,692	2,189,222

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Infore Environment Technology Group Co. Ltd., Class A	701,856	$507,058
#Ω	Ingdan, Inc.	1,339,000	229,374
*	Inkeverse Group Ltd.	1,693,000	196,350
*	Inner Mongolia BaoTou Steel Union Co. Ltd., Class A	8,308,700	2,199,853
	Inner Mongolia Dian Tou Energy Corp. Ltd., Class A	824,337	1,587,667
	Inner Mongolia ERDOS Resources Co. Ltd., Class A	338,268	462,914
	Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	3,342,751	2,092,562
	Inner Mongolia Yuan Xing Energy Co. Ltd., Class A	755,550	793,778
	Intco Medical Technology Co. Ltd., Class A	214,573	658,702
*	IRICO Group New Energy Co. Ltd., Class H	13,600	13,472
	JCET Group Co. Ltd., Class A	687,546	3,179,232
	JH Educational Technology, Inc.	104,000	15,306
	Jiangling Motors Corp. Ltd., Class A	245,529	673,555
*	Jiangsu Azure Corp., Class A	164,100	253,427
*	Jiangsu Bioperfectus Technologies Co. Ltd., Class A	13,243	100,247
	Jiangsu Changshu Rural Commercial Bank Co. Ltd., Class A	920,462	925,384
	Jiangsu Eastern Shenghong Co. Ltd., Class A	838,957	1,475,884
	Jiangsu Guotai International Group Co. Ltd., Class A	555,480	614,735
	Jiangsu Huahong Technology Stock Co. Ltd., Class A	151,800	232,644
	Jiangsu Jiangyin Rural Commercial Bank Co. Ltd., Class A	1,074,820	600,585
	Jiangsu Lihua Animal Husbandry Stock Co. Ltd., Class A	126,540	352,263
	Jiangsu Linyang Energy Co. Ltd., Class A	686,100	753,759
	Jiangsu Provincial Agricultural Reclamation & Development Corp., Class A	578,561	1,022,067
	Jiangsu Shagang Co. Ltd., Class A	629,500	373,721
	Jiangsu Shuangxing Color Plastic New Materials Co. Ltd., Class A	361,761	532,999
	Jiangsu Sopo Chemical Co., Class A	158,929	157,295
	Jiangsu Zhangjiagang Rural Commercial Bank Co. Ltd., Class A	982,958	636,214
	Jiangsu Zhongtian Technology Co. Ltd., Class A	880,300	1,940,595
	Jiangxi Copper Co. Ltd., Class H	3,769,000	6,331,761
	Jiangxi Wannianqing Cement Co. Ltd., Class A	226,480	272,066
	Jiaozuo Wanfang Aluminum Manufacturing Co. Ltd., Class A	280,400	205,360
	Jilin Aodong Pharmaceutical Group Co. Ltd., Class A	286,556	699,611
*	Jilin Jiutai Rural Commercial Bank Corp. Ltd., Class H	47,113	13,228
	Jinchuan Group International Resources Co. Ltd.	1,833,000	103,732
	Jinke Smart Services Group Co. Ltd., Class H	31,900	51,500
	Jinmao Property Services Co. Ltd.	458,891	168,088
	Jinneng Holding Shanxi Coal Industry Co. Ltd., Class A	670,614	868,887
	Jinneng Science&Technology Co. Ltd., Class A	386,533	465,227
	Jizhong Energy Resources Co. Ltd., Class A	1,280,000	1,177,406
	JNBY Design Ltd.	384,000	451,443
	Joincare Pharmaceutical Group Industry Co. Ltd., Class A	771,916	1,359,283
	Jointown Pharmaceutical Group Co. Ltd., Class A	871,608	1,208,662
	Joy City Property Ltd.	20,316,000	771,458
	Joyoung Co. Ltd., Class A	79,500	176,977
	JSTI Group, Class A	398,875	369,114
	Ju Teng International Holdings Ltd.	5,890,249	874,031
*	Jutal Offshore Oil Services Ltd.	590,000	43,154
*	Kaiser China Cultural Co. Ltd., Class A	41,200	30,053
*Ω	Kangda International Environmental Co. Ltd.	3,759,000	185,936
*	Kasen International Holdings Ltd.	2,592,000	90,031
*	Keeson Technology Corp. Ltd., Class A	14,200	23,769
	Keshun Waterproof Technologies Co. Ltd., Class A	347,400	499,902
	Kinetic Development Group Ltd.	296,000	18,592
	Kingboard Holdings Ltd.	3,984,845	11,088,439
	Kingboard Laminates Holdings Ltd.	4,735,500	4,858,730
	Kingfa Sci & Tech Co. Ltd., Class A	602,400	769,094
	Kingsoft Corp. Ltd.	994,200	4,279,195
	KPC Pharmaceuticals, Inc., Class A	182,100	453,659

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Kunlun Energy Co. Ltd.	19,424,000	$15,894,545
#*	KWG Group Holdings Ltd.	4,425,500	791,379
*	KWG Living Group Holdings Ltd.	5,782,250	741,223
	Lao Feng Xiang Co. Ltd., Class A	123,154	1,076,921
	LB Group Co. Ltd., Class A	889,133	2,367,420
	Lee & Man Chemical Co. Ltd.	254,000	136,921
	Lee & Man Paper Manufacturing Ltd.	7,436,000	2,580,868
	Lee's Pharmaceutical Holdings Ltd.	1,039,500	194,299
Ω	Legend Holdings Corp., Class H	2,544,300	2,626,902
	Lenovo Group Ltd.	3,030,000	3,488,101
	Lens Technology Co. Ltd., Class A	1,553,261	2,689,675
*	Leo Group Co. Ltd., Class A	2,336,500	785,504
*	LexinFintech Holdings Ltd., ADR	224,980	674,940
	Leyard Optoelectronic Co. Ltd., Class A	669,100	608,148
	Lianhe Chemical Technology Co. Ltd., Class A	280,000	403,139
*	Liao Ning Oxiranchem, Inc., Class A	167,700	187,687
	Liaoning Cheng Da Co. Ltd., Class A	400,300	812,887
	Lier Chemical Co. Ltd., Class A	264,760	538,475
*	Lingbao Gold Group Co. Ltd., Class H	132,000	23,619
*	Lingyi iTech Guangdong Co., Class A	2,232,465	1,922,020
*	Liuzhou Iron & Steel Co. Ltd., Class A	280,000	177,683
	Livzon Pharmaceutical Group, Inc., Class H	285,500	978,158
	Lizhong Sitong Light Alloys Group Co. Ltd., Class A	155,000	572,752
*	Long Yuan Construction Group Co. Ltd., Class A	367,100	251,910
Ω	Longfor Group Holdings Ltd.	8,280,000	22,400,949
	Longhua Technology Group Luoyang Co. Ltd., Class A	69,200	77,110
	Lonking Holdings Ltd.	11,218,000	2,006,270
	Luenmei Quantum Co. Ltd., Class A	658,903	622,496
	Luoniushan Co. Ltd., Class A	661,991	637,966
	Luxi Chemical Group Co. Ltd., Class A	683,600	1,012,135
#*Ω	Luye Pharma Group Ltd.	7,972,000	3,736,961
#*	LVGEM China Real Estate Investment Co. Ltd.	1,870,000	400,655
#	Maanshan Iron & Steel Co. Ltd., Class H	3,845,775	802,023
	Maccura Biotechnology Co. Ltd., Class A	183,900	391,758
	Mango Excellent Media Co. Ltd., Class A	470,794	2,266,577
#*Ω	Maoyan Entertainment	792,200	931,715
	Mayinglong Pharmaceutical Group Co. Ltd., Class A	111,700	399,414
	Metallurgical Corp. of China Ltd., Class H	13,142,000	3,311,606
	M-Grass Ecology & Environment Group Co. Ltd., Class A	369,600	192,136
Ω	Midea Real Estate Holding Ltd.	464,400	485,267
	Min Xin Holdings Ltd.	708,418	302,945
	Ming Yang Smart Energy Group Ltd., Class A	767,500	1,939,728
*	Mingfa Group International Co. Ltd.	608,000	19,860
*	Minmetals Land Ltd.	9,789,205	501,636
Ω	Minsheng Education Group Co. Ltd.	1,078,000	37,695
	Minth Group Ltd.	2,752,000	8,809,259
	MLS Co. Ltd., Class A	513,262	668,431
*	MMG Ltd.	12,228,000	4,486,213
	MYS Group Co. Ltd., Class A	393,300	190,920
	Nanjing Iron & Steel Co. Ltd., Class A	1,634,600	836,888
	Nanjing Xinjiekou Department Store Co. Ltd., Class A	418,400	532,857
*	NavInfo Co. Ltd., Class A	404,200	634,793
	NetDragon Websoft Holdings Ltd.	1,115,500	2,215,074
	New China Life Insurance Co. Ltd., Class H	2,941,400	8,530,149
*	New Hope Liuhe Co. Ltd., Class A	748,864	1,310,982
*	New World Department Store China Ltd.	2,778,000	260,202
*	Newland Digital Technology Co. Ltd., Class A	352,060	901,891
	Nexteer Automotive Group Ltd.	4,938,000	3,658,949
	Nine Dragons Paper Holdings Ltd.	9,229,000	6,081,873

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Ningbo Huaxiang Electronic Co. Ltd., Class A	364,355	$707,076
	Ningbo Joyson Electronic Corp., Class A	370,841	989,137
	Ningbo Sanxing Medical Electric Co. Ltd., Class A	329,600	723,076
	Ningbo Zhoushan Port Co. Ltd., Class A	1,357,400	676,763
	Ningxia Baofeng Energy Group Co. Ltd., Class A	480,400	953,604
	Ningxia Jiaze New Energy Co. Ltd., Class A	104,000	62,775
	Noah Holdings Ltd., Sponsored ADR	26,604	404,913
	North Huajin Chemical Industries Co. Ltd., Class A	534,019	486,824
	Northeast Pharmaceutical Group Co. Ltd., Class A	454,424	340,485
	Northeast Securities Co. Ltd., Class A	583,400	662,411
*	NVC International Holdings Ltd.	829,000	9,942
	Offshore Oil Engineering Co. Ltd., Class A	1,189,601	1,043,785
	Opple Lighting Co. Ltd., Class A	42,600	121,537
	ORG Technology Co. Ltd., Class A	823,720	544,291
	Orient Overseas International Ltd.	208,500	3,484,079
Ω	Orient Securities Co. Ltd., Class H	2,306,000	1,444,323
*	Oriental Energy Co. Ltd., Class A	546,180	695,963
	Oriental Pearl Group Co. Ltd., Class A	912,860	1,023,374
*	Overseas Chinese Town Asia Holdings Ltd.	610,000	49,968
	Pacific Shuanglin Bio-pharmacy Co. Ltd., Class A	47,800	134,018
	PAX Global Technology Ltd.	4,285,000	3,478,994
	People's Insurance Co. Group of China Ltd. , Class H	21,836,000	8,406,615
	PetroChina Co. Ltd., Class H	105,708,000	77,508,962
	PhiChem Corp., Class A	155,300	384,506
	PICC Property & Casualty Co. Ltd., Class H	24,635,000	28,894,964
	Ping An Bank Co. Ltd., Class A	6,675,613	11,529,793
	Ping An Insurance Group Co. of China Ltd., Class H	23,470,000	171,019,711
	Pingdingshan Tianan Coal Mining Co. Ltd., Class A	950,203	1,064,358
*	Poly Culture Group Co. Ltd., Class H	402,000	432,476
	Poly Property Group Co. Ltd.	10,173,870	2,441,913
#Ω	Postal Savings Bank of China Co. Ltd., Class H	29,030,000	17,896,917
*	Pou Sheng International Holdings Ltd.	9,206,000	856,973
	Power Construction Corp. of China Ltd., Class A	3,819,420	3,210,124
#	Prinx Chengshan Holding Ltd.	214,000	187,750
*	PW Medtech Group Ltd.	1,439,000	125,967
*	Q Technology Group Co. Ltd.	2,050,000	901,828
	Qifu Technology, Inc., ADR	161,849	3,230,506
	Qingdao East Steel Tower Stock Co. Ltd., Class A	291,200	318,090
	Qingdao Gon Technology Co. Ltd., Class A	36,435	126,684
	Qingdao Hanhe Cable Co. Ltd., Class A	1,114,800	629,387
Ω	Qingdao Port International Co. Ltd., Class H	643,000	341,072
*	Qingdao Rural Commercial Bank Corp., Class A	1,513,500	635,596
*	Qingdao Sentury Tire Co. Ltd., Class A	178,100	865,112
*	Qingdao TGOOD Electric Co. Ltd., Class A	176,300	487,727
*	Qingling Motors Co. Ltd., Class H	5,326,000	546,336
	Qinhuangdao Port Co. Ltd., Class H	845,000	147,782
*	Qudian, Inc., Sponsored ADR	319,605	779,836
#*	Radiance Holdings Group Co. Ltd.	783,000	435,874
	Rainbow Digital Commercial Co. Ltd., Class A	588,176	550,772
#Ω	Red Star Macalline Group Corp. Ltd., Class H	1,908,097	780,055
#*Ω	Redco Properties Group Ltd.	3,306,000	563,795
	Renhe Pharmacy Co. Ltd., Class A	672,100	624,906
	Rianlon Corp., Class A	22,300	124,799
	Riyue Heavy Industry Co. Ltd., Class A	195,809	498,442
	Rongan Property Co. Ltd., Class A	1,161,156	541,450
	Rongsheng Petrochemical Co. Ltd., Class A	1,743,936	3,105,033
	SAIC Motor Corp. Ltd., Class A	1,450,573	3,149,067
	Sailun Group Co. Ltd., Class A	890,200	1,402,661
	Sansteel Minguang Co. Ltd. Fujian, Class A	986,480	669,790

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Sansure Biotech, Inc., Class A	190,429	$481,590
	Sany Heavy Equipment International Holdings Co. Ltd.	870,000	1,377,001
	Sany Heavy Industry Co. Ltd., Class A	1,634,242	4,065,804
	Satellite Chemical Co. Ltd., Class A	1,164,993	2,628,486
	Sealand Securities Co. Ltd., Class A	1,406,195	840,985
*	Seazen Group Ltd.	7,678,857	1,729,246
*	Seazen Holdings Co. Ltd., Class A	608,815	1,405,825
	SF Holding Co. Ltd., Class A	474,358	3,306,951
	Shaanxi Coal Industry Co. Ltd., Class A	3,660,550	8,330,412
*	Shaanxi Construction Machinery Co. Ltd., Class A	221,930	156,116
	Shan Xi Hua Yang Group New Energy Co. Ltd., Class A	1,450,800	1,652,652
	Shandong Bohui Paper Industrial Co. Ltd., Class A	380,900	364,274
	Shandong Buchang Pharmaceuticals Co. Ltd., Class A	340,209	971,412
#*	Shandong Chenming Paper Holdings Ltd., Class H	2,035,727	666,896
	Shandong Himile Mechanical Science & Technology Co. Ltd., Class A	64,800	287,254
	Shandong Hi-Speed New Energy Group Ltd.	97,600	42,812
	Shandong Hi-Speed Road & Bridge Co. Ltd., Class A	285,400	278,191
	Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	708,669	3,356,402
*	Shandong Humon Smelting Co. Ltd., Class A	275,500	453,564
	Shandong Jincheng Pharmaceutical Group Co. Ltd., Class A	101,700	294,376
	Shandong Linglong Tyre Co. Ltd., Class A	343,587	1,159,132
	Shandong Nanshan Aluminum Co. Ltd., Class A	3,082,850	1,399,810
	Shandong Publishing & Media Co. Ltd., Class A	363,633	450,145
	Shandong Sun Paper Industry JSC Ltd., Class A	1,046,881	1,761,889
	Shandong Weigao Group Medical Polymer Co. Ltd., Class H	6,040,000	7,800,372
	Shanghai 2345 Network Holding Group Co. Ltd., Class A	1,491,000	639,609
	Shanghai AJ Group Co. Ltd., Class A	709,952	579,584
	Shanghai Construction Group Co. Ltd., Class A	1,619,329	673,445
*	Shanghai Electric Group Co. Ltd., Class H	9,162,000	2,234,264
	Shanghai Environment Group Co. Ltd., Class A	300,489	423,282
	Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	149,000	393,211
	Shanghai Industrial Development Co. Ltd., Class A	986,190	700,656
	Shanghai Industrial Holdings Ltd.	2,414,918	3,584,845
	Shanghai Industrial Urban Development Group Ltd.	15,578,501	901,397
	Shanghai International Port Group Co. Ltd., Class A	1,779,016	1,350,252
	Shanghai Jinjiang International Hotels Co. Ltd., Class A	217,750	1,519,323
	Shanghai Lingang Holdings Corp. Ltd., Class A	364,760	661,743
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class A	450,558	687,558
	Shanghai Mechanical & Electrical Industry Co. Ltd., Class A	175,890	396,761
	Shanghai Pharmaceuticals Holding Co. Ltd., Class H	3,299,900	5,989,456
	Shanghai Pudong Construction Co. Ltd., Class A	244,593	230,889
	Shanghai Pudong Development Bank Co. Ltd., Class A	6,948,728	7,400,547
	Shanghai QiFan Cable Co. Ltd., Class A	60,300	165,031
	Shanghai RAAS Blood Products Co. Ltd., Class A	1,563,662	1,561,774
*	Shanghai Runda Medical Technology Co. Ltd., Class A	151,137	284,560
	Shanghai Tongji Science & Technology Industrial Co. Ltd., Class A	181,900	254,875
	Shanghai Tunnel Engineering Co. Ltd., Class A	940,434	832,223
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd., Class A	229,976	389,088
	Shanghai Yongguan Adhesive Products Corp. Ltd., Class A	19,200	39,609
	Shanghai Yuyuan Tourist Mart Group Co. Ltd., Class A	1,055,262	1,122,997
	Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	474,600	1,036,157
	Shanghai Zijiang Enterprise Group Co. Ltd., Class A	451,400	336,970
	Shanxi Blue Flame Holding Co. Ltd., Class A	267,100	298,374
	Shanxi Coking Coal Energy Group Co. Ltd., Class A	1,899,935	2,415,373
	Shanxi Lu'an Environmental Energy Development Co. Ltd., Class A	1,115,580	2,554,271
	Shanxi Meijin Energy Co. Ltd., Class A	1,144,973	1,245,945
	Shanxi Securities Co. Ltd., Class A	888,260	809,826
	Shanxi Taigang Stainless Steel Co. Ltd., Class A	1,595,000	960,612
*	Shanying International Holding Co. Ltd., Class A	1,447,600	480,197

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Shenghe Resources Holding Co. Ltd., Class A	501,193	$886,988
*Ω	Shengjing Bank Co. Ltd., Class H	481,000	348,706
	Shenguan Holdings Group Ltd.	3,610,000	134,712
	Shengyi Technology Co. Ltd., Class A	556,510	1,241,718
	Shengyuan Environmental Protection Co. Ltd., Class A	10,100	24,974
Ω	Shenwan Hongyuan Group Co. Ltd., Class H	4,568,800	974,419
	Shenzhen Agricultural Products Group Co. Ltd., Class A	677,826	672,783
	Shenzhen Airport Co. Ltd., Class A	492,100	506,600
	Shenzhen Aisidi Co. Ltd., Class A	405,800	452,710
	Shenzhen Cereals Holdings Co. Ltd., Class A	237,540	271,090
	Shenzhen Gas Corp. Ltd., Class A	489,200	499,492
	Shenzhen Gongjin Electronics Co. Ltd., Class A	269,900	417,896
	Shenzhen Heungkong Holding Co. Ltd., Class A	640,300	209,700
	Shenzhen Huaqiang Industry Co. Ltd., Class A	181,500	304,212
	Shenzhen International Holdings Ltd.	7,178,489	6,735,343
	Shenzhen Investment Ltd.	16,036,414	3,200,577
	Shenzhen Jinjia Group Co. Ltd., Class A	461,283	439,288
	Shenzhen Jufei Optoelectronics Co. Ltd., Class A	226,000	171,903
	Shenzhen Kaifa Technology Co. Ltd., Class A	225,448	614,457
	Shenzhen Kinwong Electronic Co. Ltd., Class A	269,240	883,991
	Shenzhen Laibao Hi-tech Co. Ltd., Class A	107,900	130,979
	Shenzhen Leaguer Co. Ltd., Class A	218,600	278,179
	Shenzhen Microgate Technology Co. Ltd., Class A	224,200	269,412
	Shenzhen MTC Co. Ltd., Class A	1,254,928	929,609
*	Shenzhen Neptunus Bioengineering Co. Ltd., Class A	1,202,448	540,307
*	Shenzhen New Nanshan Holding Group Co. Ltd., Class A	617,000	330,821
*	Shenzhen Overseas Chinese Town Co. Ltd., Class A	1,926,161	1,325,395
	Shenzhen Suntak Circuit Technology Co. Ltd., Class A	351,808	589,755
	Shenzhen Sunway Communication Co. Ltd., Class A	356,100	937,834
	Shenzhen Tagen Group Co. Ltd., Class A	605,500	522,476
	Shenzhen Woer Heat-Shrinkable Material Co. Ltd., Class A	384,100	391,615
	Shenzhen Yan Tian Port Holding Co. Ltd., Class A	718,800	516,052
	Shenzhen Ysstech Info-tech Co. Ltd., Class A	132,500	155,067
	Shenzhen YUTO Packaging Technology Co. Ltd., Class A	300,694	1,083,642
	Shenzhen Zhenye Group Co. Ltd., Class A	501,200	359,090
	Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd., Class A	1,038,400	839,271
*	Shijiazhuang Changshan BeiMing Technology Co. Ltd., Class A	683,200	687,882
*††	Shimao Group Holdings Ltd.	7,589,035	1,479,097
	Shoucheng Holdings Ltd.	8,793,683	2,078,756
	Shougang Fushan Resources Group Ltd.	10,162,277	2,930,641
	Shui On Land Ltd.	20,477,303	2,291,032
	Sichuan Development Lomon Co. Ltd., Class A	651,400	783,605
*	Sichuan Haite High-tech Co. Ltd., Class A	39,800	54,165
	Sichuan Hebang Biotechnology Co. Ltd., Class A	2,960,500	1,082,323
*	Sichuan Hexie Shuangma Co. Ltd., Class A	152,178	402,201
	Sichuan Kelun Pharmaceutical Co. Ltd., Class A	483,255	1,869,029
*	Sichuan Lutianhua Co. Ltd., Class A	412,400	277,748
	Sichuan Road & Bridge Group Co. Ltd., Class A	2,207,798	3,054,907
	Sichuan Yahua Industrial Group Co. Ltd., Class A	365,800	913,259
#	Sihuan Pharmaceutical Holdings Group Ltd.	9,500,000	930,160
*	Silver Grant International Holdings Group Ltd.	6,302,804	211,864
	Sinochem International Corp., Class A	575,231	463,337
	Sinofert Holdings Ltd.	12,342,000	1,666,639
*	Sinolink Worldwide Holdings Ltd.	16,481,714	307,417
	Sinoma International Engineering Co., Class A	473,500	894,564
	Sinoma Science & Technology Co. Ltd., Class A	621,062	2,012,347
*	Sino-Ocean Group Holding Ltd.	827,602	50,268
	Sinopec Engineering Group Co. Ltd., Class H	8,177,000	3,690,308
	Sinopec Kantons Holdings Ltd.	5,664,000	2,181,292

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Sinopec Shanghai Petrochemical Co. Ltd., Class H	16,670,000	$2,553,255
	Sinopharm Group Co. Ltd., Class H	7,101,600	22,364,290
	Sino-Platinum Metals Co. Ltd., Class A	116,900	252,553
	Sinosteel Engineering & Technology Co. Ltd., Class A	181,300	252,502
	Sinotrans Ltd., Class H	11,250,000	4,526,352
	Sinotruk Hong Kong Ltd.	3,891,335	8,176,234
	Sinotruk Jinan Truck Co. Ltd., Class A	340,258	851,317
	Skyworth Group Ltd.	7,025,114	3,210,444
	Sobute New Materials Co. Ltd., Class A	129,500	260,711
*	SOHO China Ltd.	11,467,888	1,890,649
	SooChow Securities Co. Ltd., Class A	1,078,430	1,369,791
#*††	South Manganese Investment Ltd.	1,336,000	63,555
	Southwest Securities Co. Ltd., Class A	910,400	604,778
	SPIC Industry-Finance Holdings Co. Ltd., Class A	292,100	186,549
*	SPT Energy Group, Inc.	4,862,000	171,244
	SSY Group Ltd.	2,578,000	1,451,975
*	STO Express Co. Ltd., Class A	514,500	840,158
*	Strawbear Entertainment Group	124,000	12,947
	Sumavision Technologies Co. Ltd., Class A	269,300	223,588
	Sun Art Retail Group Ltd.	3,353,500	1,028,332
	Suning Universal Co. Ltd., Class A	1,358,605	599,052
*††Ω	Sunshine 100 China Holdings Ltd.	249,000	2,203
*	Sunward Intelligent Equipment Co. Ltd., Class A	318,700	297,356
	Sunwoda Electronic Co. Ltd., Class A	384,600	886,357
	Suzhou Anjie Technology Co. Ltd., Class A	195,900	372,617
	Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	534,200	1,679,925
	Suzhou Gold Mantis Construction Decoration Co. Ltd., Class A	763,175	527,989
	Tangshan Jidong Cement Co. Ltd., Class A	761,444	871,260
	TangShan Port Group Co. Ltd., Class A	1,646,190	856,994
	Tangshan Sanyou Chemical Industries Co. Ltd., Class A	660,100	563,728
	TBEA Co. Ltd., Class A	1,814,098	4,165,806
	TCL Electronics Holdings Ltd.	4,884,666	2,494,375
*	TCL Technology Group Corp., Class A	4,257,698	2,558,987
	Ten Pao Group Holdings Ltd.	304,000	39,775
*	Tencent Music Entertainment Group, ADR	1,328,416	9,285,628
	Tian An China Investment Co. Ltd.	4,049,000	2,125,750
	Tian Di Science & Technology Co. Ltd., Class A	1,183,500	946,693
	Tiangong International Co. Ltd.	4,710,000	1,549,406
	Tianjin Capital Environmental Protection Group Co. Ltd., Class H	24,000	8,514
	Tianjin Chase Sun Pharmaceutical Co. Ltd., Class A	990,211	737,108
	Tianjin Port Development Holdings Ltd.	16,373,657	1,220,331
	Tianjin Ringpu Bio-Technology Co. Ltd., Class A	42,400	111,076
	Tianjin Teda Co. Ltd., Class A	134,611	86,117
	Tianjin You Fa Steel Pipe Group Stock Co. Ltd., Class A	228,400	235,103
*	Tianma Microelectronics Co. Ltd., Class A	825,024	1,082,412
#	Tianneng Power International Ltd.	4,030,000	4,515,451
	Tianshan Aluminum Group Co. Ltd., Class A	1,392,729	1,370,067
	Tianshui Huatian Technology Co. Ltd., Class A	1,018,076	1,367,740
*††	Tianyun International Holdings Ltd.	744,000	285,551
*	Titan Wind Energy Suzhou Co. Ltd., Class A	526,900	1,051,976
	Tomson Group Ltd.	3,532,757	776,380
	Tong Ren Tang Technologies Co. Ltd., Class H	2,342,000	2,113,989
	TongFu Microelectronics Co. Ltd., Class A	480,800	1,463,869
*	Tongkun Group Co. Ltd., Class A	547,222	1,144,226
	Tongling Jingda Special Magnet Wire Co. Ltd., Class A	656,500	400,033
	Tongling Nonferrous Metals Group Co. Ltd., Class A	3,571,846	1,627,212
	Tongwei Co. Ltd., Class A	1,244,914	6,073,059
	Tongyu Heavy Industry Co. Ltd., Class A	1,192,100	465,553
	Top Spring International Holdings Ltd.	146,000	13,155

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Topsec Technologies Group, Inc., Class A	28,515	$38,477
	Transfar Zhilian Co. Ltd., Class A	1,128,500	889,452
*	Trigiant Group Ltd.	4,254,000	283,942
#*	Trip.com Group Ltd., ADR	1,314,289	53,938,421
*††	Trony Solar Holdings Co. Ltd.	8,775,000	0
	Truking Technology Ltd., Class A	167,700	330,612
	Truly International Holdings Ltd.	3,870,000	483,551
	Unilumin Group Co. Ltd., Class A	406,300	449,286
	Uni-President China Holdings Ltd.	3,101,000	2,681,095
	Unisplendour Corp. Ltd., Class A	872,664	3,335,983
*	United Energy Group Ltd.	10,248,000	1,294,610
	Universal Scientific Industrial Shanghai Co. Ltd., Class A	506,737	1,025,937
	Valiant Co. Ltd., Class A	147,046	377,591
	Victory Giant Technology Huizhou Co. Ltd., Class A	255,531	807,623
	Vinda International Holdings Ltd.	1,021,000	2,062,962
*	Viomi Technology Co. Ltd., ADR	1,322	1,348
*	Vipshop Holdings Ltd., ADR	1,711,908	32,235,228
#*Ω	Viva Biotech Holdings	1,055,500	233,599
*	Vnet Group, Inc., ADR	407,681	1,210,813
	Wangneng Environment Co. Ltd., Class A	130,540	297,299
	Wangsu Science & Technology Co. Ltd., Class A	577,700	550,056
	Wanxiang Qianchao Co. Ltd., Class A	1,053,660	823,265
	Wasion Holdings Ltd.	2,834,000	1,104,668
	Wasu Media Holding Co. Ltd., Class A	497,586	619,234
	Weibo Corp., Sponsored ADR	123,100	1,938,825
#	Weibo Corp., Class A	1,100	17,246
	Weichai Power Co. Ltd., Class H	7,564,000	11,205,667
	Weifu High-Technology Group Co. Ltd., Class A	229,800	575,314
*	Weiqiao Textile Co., Class H	3,099,500	545,483
	Wellhope Foods Co. Ltd., Class A	352,688	478,068
	West China Cement Ltd.	11,940,000	1,227,351
	Western Securities Co. Ltd., Class A	968,948	975,776
	Wharf Holdings Ltd.	1,954,000	4,584,630
	Wingtech Technology Co. Ltd., Class A	278,000	1,811,065
	Winner Medical Co. Ltd., Class A	51,660	314,421
	Wolong Electric Group Co. Ltd., Class A	443,900	805,358
	Wuchan Zhongda Group Co. Ltd., Class A	1,831,400	1,315,848
	Wuhu Token Science Co. Ltd., Class A	1,055,600	910,933
	Wushang Group Co. Ltd., Class A	309,900	445,445
*	Wuxi Taiji Industry Co. Ltd., Class A	411,647	415,272
	XCMG Construction Machinery Co. Ltd., Class A	2,845,700	2,817,439
	Xiamen Bank Co. Ltd., Class A	569,300	452,158
	Xiamen C & D, Inc., Class A	868,100	1,364,359
	Xiamen ITG Group Corp. Ltd., Class A	611,502	679,211
	Xiamen Tungsten Co. Ltd., Class A	299,740	800,955
	Xiamen Xiangyu Co. Ltd., Class A	671,801	782,748
	Xiandai Investment Co. Ltd., Class A	184,100	112,115
	Xiangcai Co. Ltd., Class A	226,000	275,163
	Xianhe Co. Ltd., Class A	28,600	90,722
*Ω	Xiaomi Corp., Class B	26,347,000	41,914,942
	Xilinmen Furniture Co. Ltd., Class A	97,400	363,907
*	Xinfengming Group Co. Ltd., Class A	420,160	721,015
	Xingda International Holdings Ltd.	7,644,215	1,424,760
	Xingfa Aluminium Holdings Ltd.	447,000	384,217
*	Xinhu Zhongbao Co. Ltd., Class A	2,810,943	1,090,494
	Xinhua Winshare Publishing & Media Co. Ltd., Class H	1,828,000	1,385,661
	Xinjiang Tianshan Cement Co. Ltd., Class A	469,700	580,777
	Xinjiang Xinxin Mining Industry Co. Ltd., Class H	1,208,000	178,916
	Xinjiang Zhongtai Chemical Co. Ltd., Class A	671,300	695,581

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
CHINA — (Continued)
#*	Xinte Energy Co. Ltd., Class H	1,556,400	$3,085,378
*	Xinxiang Chemical Fiber Co. Ltd., Class A	161,070	77,356
	Xinxing Ductile Iron Pipes Co. Ltd., Class A	1,389,600	838,667
	Xinyi Energy Holdings Ltd.	2,631,600	810,791
	Xinyu Iron & Steel Co. Ltd., Class A	1,099,800	681,021
*	XPeng, Inc., Class A	661,300	7,054,039
	Xuji Electric Co. Ltd., Class A	233,200	741,513
	Yanchang Petroleum International Ltd.	336,000	21,235
	Yankuang Energy Group Co. Ltd., Class H	4,515,000	6,797,819
	Yantai Changyu Pioneer Wine Co. Ltd., Class A	142,501	650,739
	Yantai Jereh Oilfield Services Group Co. Ltd., Class A	405,403	1,590,494
	Yibin Tianyuan Group Co. Ltd., Class A	181,690	164,648
*Ω	YiChang HEC ChangJiang Pharmaceutical Co. Ltd., Class H	1,494,000	1,442,845
*	Yifan Pharmaceutical Co. Ltd., Class A	300,300	585,459
	Yintai Gold Co. Ltd., Class A	92,074	168,606
	Yip's Chemical Holdings Ltd.	842,000	211,923
*	Yiren Digital Ltd., Sponsored ADR	127,021	340,416
Ω	Yixin Group Ltd.	485,000	55,081
	Yixintang Pharmaceutical Group Co. Ltd., Class A	228,663	820,935
	Yonfer Agricultural Technology Co. Ltd., Class A	435,300	707,249
	Yotrio Group Co. Ltd., Class A	629,200	362,025
	Youngor Group Co. Ltd., Class A	1,239,313	1,238,805
	YTO Express Group Co. Ltd., Class A	1,174,363	2,586,654
	Yuexiu Property Co. Ltd.	8,006,357	10,565,837
	Yuexiu Real Estate Investment Trust	62,394	12,856
	Yunda Holding Co. Ltd., Class A	932,989	1,357,884
	Yunnan Aluminium Co. Ltd., Class A	1,180,130	2,456,215
	Yunnan Baiyao Group Co. Ltd., Class A	230,977	1,741,075
	Yunnan Copper Co. Ltd., Class A	660,600	1,120,671
	Yunnan Tin Co. Ltd., Class A	466,300	1,087,361
	Zhefu Holding Group Co. Ltd., Class A	1,567,740	943,716
*	Zhejiang Century Huatong Group Co. Ltd., Class A	1,164,754	861,974
	Zhejiang China Commodities City Group Co. Ltd., Class A	679,700	809,848
	Zhejiang Chint Electrics Co. Ltd., Class A	779,352	3,093,144
	Zhejiang Communications Technology Co. Ltd., Class A	850,341	532,346
	Zhejiang Crystal-Optech Co. Ltd., Class A	400,600	645,038
	Zhejiang Dahua Technology Co. Ltd., Class A	583,623	1,794,760
	Zhejiang Garden Biopharmaceutical Co. Ltd., Class A	126,864	215,055
#*††	Zhejiang Glass Co. Ltd., Class H	437,000	0
	Zhejiang Hailiang Co. Ltd., Class A	650,665	1,126,790
	Zhejiang Hangmin Co. Ltd., Class A	625,181	726,950
	Zhejiang Hisoar Pharmaceutical Co. Ltd., Class A	710,600	786,744
	Zhejiang Huace Film & Television Co. Ltd., Class A	447,632	429,063
	Zhejiang Jiahua Energy Chemical Industry Co. Ltd., Class A	470,400	638,012
	Zhejiang Jianfeng Group Co. Ltd., Class A	52,300	88,550
	Zhejiang Jiecang Linear Motion Technology Co. Ltd., Class A	96,700	262,685
*	Zhejiang Jingu Co. Ltd., Class A	389,500	412,524
	Zhejiang Jingxin Pharmaceutical Co. Ltd., Class A	406,551	665,695
	Zhejiang JIULI Hi-tech Metals Co. Ltd., Class A	298,000	739,863
	Zhejiang Juhua Co. Ltd., Class A	904,598	1,890,125
	Zhejiang Longsheng Group Co. Ltd., Class A	1,199,533	1,623,710
	Zhejiang Medicine Co. Ltd., Class A	382,817	604,298
*	Zhejiang Narada Power Source Co. Ltd., Class A	104,000	255,950
	Zhejiang NHU Co. Ltd., Class A	1,002,676	2,317,825
	Zhejiang Orient Financial Holdings Group Co. Ltd., Class A	1,146,800	682,307
	Zhejiang Orient Gene Biotech Co. Ltd., Class A	58,298	327,220
	Zhejiang Runtu Co. Ltd., Class A	378,930	375,713
	Zhejiang Semir Garment Co. Ltd., Class A	747,199	678,728
	Zhejiang Southeast Space Frame Co. Ltd., Class A	326,700	324,367

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Zhejiang Starry Pharmaceutical Co. Ltd., Class A	23,500	$54,015
	Zhejiang Wanfeng Auto Wheel Co. Ltd., Class A	920,600	840,623
*	Zhejiang Wanliyang Co. Ltd., Class A	366,141	482,054
*	Zhejiang Windey Co. Ltd., Class A	182,430	340,840
	Zhejiang Xianju Pharmaceutical Co. Ltd., Class A	203,700	357,959
	Zhejiang Xinan Chemical Industrial Group Co. Ltd., Class A	380,828	626,468
	Zhejiang Yinlun Machinery Co. Ltd., Class A	130,100	313,407
	Zhengzhou Coal Mining Machinery Group Co. Ltd., Class H	1,255,200	1,146,979
	Zheshang Securities Co. Ltd., Class A	999,300	1,520,980
*	Zhong An Group Ltd.	15,060,600	312,720
	Zhongjin Gold Corp. Ltd., Class A	1,506,102	2,245,976
	Zhongshan Broad Ocean Motor Co. Ltd., Class A	767,500	612,758
	Zhongsheng Group Holdings Ltd.	85,500	300,400
	Zhongtai Securities Co. Ltd., Class A	1,037,500	1,122,288
*	Zhongtian Financial Group Co. Ltd., Class A	926,500	51,856
	Zhongyuan Environment-Protection Co. Ltd., Class A	163,500	183,991
	Zhuhai Huafa Properties Co. Ltd., Class A	523,500	807,419
	Zhuzhou CRRC Times Electric Co. Ltd., Class H	582,600	2,322,583
	Zhuzhou Kibing Group Co. Ltd., Class A	884,646	1,135,089
	Zoomlion Heavy Industry Science & Technology Co. Ltd., Class H	4,619,800	2,529,275
TOTAL CHINA			2,979,603,671
COLOMBIA — (0.1%)
	BAC Holding International Corp.	41,257	2,331
	Bancolombia SA, Sponsored ADR	56,789	1,735,472
	Bancolombia SA	50,766	432,178
	Cementos Argos SA	489,654	442,075
	Corp. Financiera Colombiana SA	45,324	177,551
	Grupo Argos SA	1,415,756	3,493,353
	Mineros SA	128,115	62,407
TOTAL COLOMBIA			6,345,367
CZECH REPUBLIC — (0.1%)
	CEZ AS	48,626	2,150,163
	Komercni Banka AS	229,239	7,507,633
Ω	Moneta Money Bank AS	542,815	2,134,277
TOTAL CZECH REPUBLIC			11,792,073
GREECE — (0.5%)
*	Alpha Services & Holdings SA	5,886,348	10,600,784
	Autohellas Tourist & Trading SA	18,721	281,074
	Bank of Greece	50,963	958,406
*	Eurobank Ergasias Services & Holdings SA, Class A	6,424,854	11,223,517
	Fourlis Holdings SA	61,713	332,280
	Helleniq Energy Holdings SA	175,484	1,559,327
	Intracom Holdings SA	283,664	651,771
	JUMBO SA	7,085	211,410
	Motor Oil Hellas Corinth Refineries SA	109,001	2,754,717
	Mytilineos SA	261,799	10,894,965
*	National Bank of Greece SA	1,474,963	10,157,647
*	Piraeus Financial Holdings SA	713,795	2,703,651
	Titan Cement International SA	101,687	2,138,349
TOTAL GREECE			54,467,898
HONG KONG — (0.0%)
*††	Anxin-China Holdings Ltd.	6,152,000	0
*††	CECEP COSTIN New Materials Group Ltd.	132,000	0

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
*††	China Common Rich Renewable Energy Investments Ltd.	14,642,000	$0
*††	CTEG	9,748,000	0
*	Kai Yuan Holdings Ltd.	11,080,000	27,065
*††	Tenwow International Holdings Ltd.	2,984,000	0
*	Tongda Group Holdings Ltd.	14,325,000	177,111
††	Untrade.Ch Wood Opti	88,000	1,905
#*††	Untrade.Lumena Newmat	1,315,048	0
TOTAL HONG KONG			206,081
HUNGARY — (0.2%)
	MOL Hungarian Oil & Gas PLC	2,741,643	21,644,449
INDIA — (16.6%)
	360 ONE WAM Ltd.	404,560	2,564,746
	Aarti Drugs Ltd.	10,796	78,117
*	ACC Ltd.	283,616	6,965,834
*	Adani Transmission Ltd.	76,806	765,755
*	Aditya Birla Capital Ltd.	2,774,579	6,599,282
	Advanced Enzyme Technologies Ltd.	3,682	14,741
	AGI Greenpac Ltd.	39,925	303,881
	Alembic Ltd.	483,755	488,531
	Alembic Pharmaceuticals Ltd.	110,023	1,035,785
	Allcargo Logistics Ltd.	406,354	1,547,768
	Allcargo Terminals Ltd.	406,354	303,263
	Amara Raja Batteries Ltd.	150,393	1,159,255
*	Ambuja Cements Ltd.	1,927,880	10,855,522
	Anant Raj Ltd.	35,746	87,948
	Andhra Sugars Ltd.	128,052	170,496
	Apar Industries Ltd.	21,306	973,164
	Apollo Tyres Ltd.	1,942,429	10,230,912
*	Arvind Ltd.	917,465	1,534,966
*	Ashoka Buildcon Ltd.	159,243	193,678
*Ω	Aster DM Healthcare Ltd.	207,797	788,798
	Astra Microwave Products Ltd.	4,668	21,240
	Aurobindo Pharma Ltd.	1,401,591	14,041,266
	Avadh Sugar & Energy Ltd.	2,336	16,624
	Avanti Feeds Ltd.	17,112	84,777
	Axis Bank Ltd.	10,198,375	118,522,085
	Bajaj Consumer Care Ltd.	69,062	182,573
*	Bajaj Hindusthan Sugar Ltd.	69,831	13,826
	Bajaj Holdings & Investment Ltd.	201,153	18,359,582
	Balmer Lawrie & Co. Ltd.	409,141	759,462
	Balrampur Chini Mills Ltd.	725,111	3,565,996
	Banco Products India Ltd.	54,069	232,947
*Ω	Bandhan Bank Ltd.	1,211,428	3,303,794
	Bank of Baroda	4,069,275	10,024,064
	Bank of India	1,033,756	1,076,259
	Bank of Maharashtra	1,638,561	670,664
*	BEML Land Assets Ltd.	85,018	163,641
	BEML Ltd.	85,018	2,073,839
	Bhansali Engineering Polymers Ltd.	33,094	34,863
	Bharat Bijlee Ltd.	2,912	134,182
	Bharat Electronics Ltd.	10,668,604	16,975,240
	Bharat Heavy Electricals Ltd.	4,379,773	5,584,821
	Birla Corp. Ltd.	162,296	2,430,037
	Birlasoft Ltd.	366,333	1,901,937
	Bodal Chemicals Ltd.	190,330	164,462
	Bombay Burmah Trading Co.	25,062	347,183
	Brigade Enterprises Ltd.	53,683	386,756

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
INDIA — (Continued)
	BSE Ltd.	323,589	$3,200,829
*	Camlin Fine Sciences Ltd.	47,294	90,168
	Can Fin Homes Ltd.	107,308	980,406
	Canara Bank	1,292,841	5,420,613
*	Capacit'e Infraprojects Ltd.	52,067	139,492
	Caplin Point Laboratories Ltd.	7,420	82,208
	Care Ratings Ltd.	1,463	12,941
	Ceat Ltd.	148,534	4,481,113
*	Central Bank of India Ltd.	466,247	172,050
	Century Enka Ltd.	32,855	171,785
	Century Textiles & Industries Ltd.	87,699	1,153,122
	CG Power & Industrial Solutions Ltd.	1,894,609	9,242,129
	Chambal Fertilisers & Chemicals Ltd.	931,126	3,140,694
††	Chennai Super Kings Cricket Ltd.	5,080,767	26,062
	Cholamandalam Financial Holdings Ltd.	423,629	5,018,770
	CIE Automotive India Ltd.	370,717	2,291,997
	Cigniti Technologies Ltd.	4,594	43,714
	Cipla Ltd.	806,395	11,562,706
	City Union Bank Ltd.	1,270,222	2,064,025
Ω	Cochin Shipyard Ltd.	136,354	1,110,715
	Container Corp. of India Ltd.	315,751	2,668,034
*	Cosmo First Ltd.	7,049	53,219
*	CSB Bank Ltd.	90,064	326,741
	Cyient Ltd.	147,084	2,631,330
	Dalmia Bharat Ltd.	313,996	7,463,155
	Dalmia Bharat Sugar & Industries Ltd.	29,477	135,916
	DB Corp. Ltd.	129,970	346,506
	DCB Bank Ltd.	1,070,562	1,599,953
	DCM Shriram Ltd.	222,685	2,274,335
	DCW Ltd.	318,812	173,796
	Deepak Fertilisers & Petrochemicals Corp. Ltd.	309,410	2,054,899
	Delta Corp. Ltd.	321,573	782,729
*	DEN Networks Ltd.	357,048	182,487
	Dhampur Bio Organics Ltd.	96,163	195,938
	Dhampur Sugar Mills Ltd.	164,532	552,278
Ω	Dilip Buildcon Ltd.	17,125	55,658
*	Dish TV India Ltd.	617,132	133,056
*	Dishman Carbogen Amcis Ltd.	321,072	621,186
	DLF Ltd.	1,774,933	11,175,120
	Dr Reddy's Laboratories Ltd., ADR	71,016	4,877,379
	Dwarikesh Sugar Industries Ltd.	216,856	242,309
	eClerx Services Ltd.	19,005	399,538
	EID Parry India Ltd.	517,392	3,116,028
	Electrosteel Castings Ltd.	859,334	614,183
	Engineers India Ltd.	597,063	1,147,218
	EPL Ltd.	108,733	300,214
*Ω	Equitas Small Finance Bank Ltd.	325,660	376,761
	Escorts Kubota Ltd.	71,108	2,202,742
	Everest Industries Ltd.	8,915	104,134
	Everest Kanto Cylinder Ltd.	22,567	32,465
	Excel Industries Ltd.	8,306	92,487
*	Exide Industries Ltd.	801,069	2,450,182
*	FDC Ltd.	121,378	508,372
	Federal Bank Ltd.	9,464,464	15,661,745
	FIEM Industries Ltd.	17,260	404,156
	Filatex India Ltd.	576,966	270,787
	Finolex Cables Ltd.	451,154	5,812,399
	Finolex Industries Ltd.	783,938	1,907,799
	Firstsource Solutions Ltd.	1,699,392	2,997,922

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Force Motors Ltd.	8,527	$264,772
*	Fortis Healthcare Ltd.	1,023,248	4,359,529
	Gabriel India Ltd.	229,139	627,946
	GAIL India Ltd.	13,128,447	19,104,288
	Gateway Distriparks Ltd.	1,300,508	1,245,911
Ω	General Insurance Corp. of India	139,344	349,473
	Genus Power Infrastructures Ltd.	108,228	240,298
	GHCL Ltd.	319,929	2,076,960
	GHCL Textiles Ltd.	319,929	293,289
	GIC Housing Finance Ltd.	54,860	133,840
	Glenmark Pharmaceuticals Ltd.	864,022	8,326,690
	Godawari Power & Ispat Ltd.	56,804	392,894
	Godfrey Phillips India Ltd.	82,657	2,153,525
*	Godrej Industries Ltd.	12,983	75,349
	Granules India Ltd.	890,517	3,501,795
	Graphite India Ltd.	87,286	460,572
	Grasim Industries Ltd.	970,879	21,840,312
	Grauer & Weil India Ltd.	41,217	58,154
	Great Eastern Shipping Co. Ltd.	503,782	4,841,516
	Gujarat Alkalies & Chemicals Ltd.	122,273	980,964
	Gujarat Ambuja Exports Ltd.	320,377	1,019,946
	Gujarat Fluorochemicals Ltd.	93,534	3,099,851
	Gujarat Mineral Development Corp. Ltd.	465,476	1,027,935
	Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	390,910	2,823,880
	Gujarat Pipavav Port Ltd.	740,313	1,126,981
	Gujarat State Fertilizers & Chemicals Ltd.	1,098,200	2,202,043
	Gujarat State Petronet Ltd.	1,318,554	4,646,434
*	Hathway Cable & Datacom Ltd.	1,645,904	319,150
	HBL Power Systems Ltd.	142,408	333,794
	HDFC Bank Ltd.	4,652,154	93,329,171
	HEG Ltd.	34,296	753,017
	HeidelbergCement India Ltd.	337,281	741,718
	Heritage Foods Ltd.	26,682	80,120
	Hero MotoCorp Ltd.	240,348	9,389,060
	HFCL Ltd.	1,159,898	899,768
	HG Infra Engineering Ltd.	13,314	153,621
	Hikal Ltd.	207,988	716,985
	HIL Ltd.	19,540	730,902
	Himadri Speciality Chemical Ltd.	751,378	1,284,925
	Himatsingka Seide Ltd.	105,201	156,550
	Hindalco Industries Ltd.	7,802,509	43,881,093
	Hinduja Global Solutions Ltd.	91,316	1,169,801
	Hindustan Aeronautics Ltd.	142,634	6,878,340
	Huhtamaki India Ltd.	14,023	44,692
	I G Petrochemicals Ltd.	12,373	65,303
	ICICI Bank Ltd., Sponsored ADR	3,335,645	81,956,794
	ICICI Bank Ltd.	864,565	10,523,137
*	IDFC First Bank Ltd.	10,321,772	10,966,395
	IDFC Ltd.	4,136,198	5,964,340
	IIFL Finance Ltd.	647,553	4,656,232
	IIFL Securities Ltd.	1,525,702	1,222,732
	India Cements Ltd.	714,772	1,912,075
	India Glycols Ltd.	71,166	533,627
	India Nippon Electricals Ltd.	6,634	40,673
*	Indiabulls Housing Finance Ltd.	1,917,170	3,339,983
	Indian Bank	544,017	2,309,713
*	Indian Overseas Bank	2,458,706	787,055
Ω	Indian Railway Finance Corp. Ltd.	4,462,757	2,084,491
	Indo Count Industries Ltd.	254,848	677,804

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Indoco Remedies Ltd.	9,903	$38,190
*	Indus Towers Ltd.	1,340,941	2,808,259
	IndusInd Bank Ltd.	1,591,931	27,484,521
*	Infibeam Avenues Ltd.	5,141,087	954,237
	Info Edge India Ltd.	58,485	3,258,508
	Insecticides India Ltd.	2,483	12,949
	IOL Chemicals & Pharmaceuticals Ltd.	91,980	439,545
	Ipca Laboratories Ltd.	21,169	225,351
Ω	IRCON International Ltd.	839,889	991,667
	ISGEC Heavy Engineering Ltd.	2,418	21,631
	ITD Cementation India Ltd.	283,266	639,451
	J Kumar Infraprojects Ltd.	202,447	891,296
	Jagran Prakashan Ltd.	450,732	563,266
	Jai Corp. Ltd.	312,837	686,267
*	Jammu & Kashmir Bank Ltd.	1,448,162	1,186,985
	JB Chemicals & Pharmaceuticals Ltd.	30,769	940,648
	Jindal Poly Films Ltd.	54,978	422,930
	Jindal Saw Ltd.	934,025	3,726,600
	Jindal Stainless Ltd.	688,606	3,371,017
	Jindal Steel & Power Ltd.	2,350,467	19,140,081
	Jio Financial Services Ltd.	11,255,226	35,832,532
	JK Lakshmi Cement Ltd.	242,018	1,791,567
	JK Paper Ltd.	452,211	1,820,501
	JK Tyre & Industries Ltd.	567,910	1,836,291
	JM Financial Ltd.	2,449,802	2,324,823
	JSW Energy Ltd.	1,978,869	6,937,670
	JSW Steel Ltd.	4,088,563	40,589,756
	Jubilant Ingrevia Ltd.	258,072	1,306,644
	Jubilant Pharmova Ltd.	444,607	2,045,408
	Kalpataru Projects International Ltd.	421,283	3,217,675
	Kalyani Steels Ltd.	85,498	442,258
	Karnataka Bank Ltd.	1,019,469	2,576,901
	Karur Vysya Bank Ltd.	2,422,829	3,683,835
	Kaveri Seed Co. Ltd.	89,790	636,648
	KCP Ltd.	60,061	84,208
	KEC International Ltd.	107,121	827,658
*	Kiri Industries Ltd.	44,370	153,181
	Kirloskar Brothers Ltd.	9,242	86,236
	Kirloskar Ferrous Industries Ltd.	20,138	127,584
	Kirloskar Oil Engines Ltd.	313,436	1,720,461
	Kitex Garments Ltd.	28,810	67,436
	KNR Constructions Ltd.	427,290	1,287,704
	Kolte-Patil Developers Ltd.	112,625	592,235
	KPIT Technologies Ltd.	168,202	2,222,798
	KRBL Ltd.	191,455	909,160
	Krsnaa Diagnostics Ltd.	4,378	27,808
	L&T Finance Holdings Ltd.	4,273,248	6,871,885
	Larsen & Toubro Ltd.	2,322,577	75,801,103
	LG Balakrishnan & Bros Ltd.	49,453	637,520
	LIC Housing Finance Ltd.	1,853,013	9,411,887
	LT Foods Ltd.	920,767	2,010,955
	Lumax Auto Technologies Ltd.	34,557	157,040
	Lupin Ltd.	791,586	9,474,261
*	LUX Industries Ltd.	3,036	59,008
	Maharashtra Seamless Ltd.	306,923	2,005,034
	Mahindra & Mahindra Financial Services Ltd.	3,359,620	12,196,149
	Mahindra & Mahindra Ltd.	3,909,272	70,131,953
	Mahindra Lifespace Developers Ltd.	104,372	655,691
	Maithan Alloys Ltd.	16,659	238,340

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Manappuram Finance Ltd.	1,911,909	$3,240,654
	Marksans Pharma Ltd.	1,230,067	1,779,681
Ω	MAS Financial Services Ltd.	6,085	58,285
*	Max Ventures & Industries Ltd.	16,842	40,895
	Mayur Uniquoters Ltd.	21,970	138,933
	Mazagon Dock Shipbuilders Ltd.	78,360	1,801,066
	Meghmani Organics Ltd.	808,679	803,580
	Minda Corp. Ltd.	56,052	210,574
Ω	Mishra Dhatu Nigam Ltd.	21,931	90,352
	MOIL Ltd.	323,328	731,933
	Monte Carlo Fashions Ltd.	30,939	325,960
*	Morepen Laboratories Ltd.	305,950	115,406
	Motilal Oswal Financial Services Ltd.	16,523	168,687
	MRF Ltd.	6,817	8,510,725
	Muthoot Finance Ltd.	112,705	1,862,392
	Natco Pharma Ltd.	23,885	242,370
	National Aluminium Co. Ltd.	4,348,995	5,058,007
	National Fertilizers Ltd.	369,527	321,009
	Nava Ltd.	507,459	2,297,168
	Navneet Education Ltd.	86,741	151,414
	NCC Ltd.	2,062,919	4,019,346
	NCL Industries Ltd.	12,157	28,432
	NESCO Ltd.	24,121	205,932
	Neuland Laboratories Ltd.	6,532	276,008
	NIIT Learning Systems Ltd.	437,883	1,667,707
*	NIIT Ltd.	437,883	437,210
	Nilkamal Ltd.	35,747	1,193,921
	NMDC Ltd.	2,233,783	3,188,676
*††	NMDC Steel Ltd.	2,233,783	1,309,377
	NOCIL Ltd.	369,373	998,300
	NRB Bearings Ltd.	85,234	260,159
	Nucleus Software Exports Ltd.	24,787	336,974
	Oberoi Realty Ltd.	445,933	6,069,403
*	Omaxe Ltd.	1	1
*	OnMobile Global Ltd.	27,413	25,687
	Orient Cement Ltd.	636,362	1,137,983
*	Oriental Hotels Ltd.	14,714	16,060
	Panama Petrochem Ltd.	55,120	192,591
*Ω	Parag Milk Foods Ltd.	67,277	141,436
*	Patel Engineering Ltd.	699,355	373,598
	PCBL Ltd.	1,018,571	1,955,320
	Petronet LNG Ltd.	3,965,707	11,253,292
	Piramal Enterprises Ltd.	380,449	4,694,441
*	Piramal Pharma Ltd.	1,521,796	1,930,381
*Ω	PNB Housing Finance Ltd.	286,117	2,221,823
	PNC Infratech Ltd.	378,425	1,592,643
	Polyplex Corp. Ltd.	96,705	1,440,584
	Power Finance Corp. Ltd.	5,083,871	16,155,898
	Power Mech Projects Ltd.	6,909	390,549
*	Prakash Industries Ltd.	444,157	497,339
	Prestige Estates Projects Ltd.	653,042	4,665,809
*	Pricol Ltd.	220,618	741,505
*	PTC India Financial Services Ltd.	1,159,942	330,202
	PTC India Ltd.	1,090,055	1,564,297
	Punjab National Bank	6,093,734	4,586,480
Ω	Quess Corp. Ltd.	29,855	155,305
	Rain Industries Ltd.	975,589	2,024,032
	Rajesh Exports Ltd.	372,553	2,362,616
	Rallis India Ltd.	368,604	980,030

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Ramco Cements Ltd.	124,692	$1,341,536
	Ramco Industries Ltd.	118,646	267,161
	Ramkrishna Forgings Ltd.	86,812	595,036
	Rane Holdings Ltd.	1,527	18,593
	Rashtriya Chemicals & Fertilizers Ltd.	991,792	1,387,605
	Raymond Ltd.	214,737	5,019,014
*Ω	RBL Bank Ltd.	1,253,163	3,474,419
	REC Ltd.	7,646,370	18,886,012
	Redington Ltd.	3,602,635	7,930,829
	Redtape Ltd.	93,391	249,633
	Reliance Industries Ltd.	11,255,226	348,950,094
*	Reliance Power Ltd.	8,732,244	1,744,489
	Repco Home Finance Ltd.	193,967	775,530
	Rico Auto Industries Ltd.	124,266	149,830
	RITES Ltd.	59,631	336,167
	RSWM Ltd.	46,984	114,291
	Rupa & Co. Ltd.	14,398	52,395
	Sagar Cements Ltd.	15,384	39,574
	Samvardhana Motherson International Ltd.	4,641,279	5,552,154
	Sangam India Ltd.	7,163	28,364
*	Sanghi Industries Ltd.	14,900	16,551
	Sanghvi Movers Ltd.	26,527	203,527
*	Sarda Energy & Minerals Ltd.	17,462	427,529
	Sasken Technologies Ltd.	7,289	81,764
*	Satin Creditcare Network Ltd.	12,537	31,161
	Savita Oil Technologies Ltd.	15,655	59,386
	Seshasayee Paper & Boards Ltd.	78,768	264,845
Ω	SH Kelkar & Co. Ltd.	56,839	81,973
	Shankara Building Products Ltd.	5,132	46,796
	Sharda Cropchem Ltd.	52,923	282,772
	Shipping Corp. of India Ltd.	839,608	1,062,160
	Shipping Corp. of India Ltd.	839,608	276,131
	Shriram Finance Ltd.	877,901	20,216,148
	Siyaram Silk Mills Ltd.	31,027	208,623
	Sobha Ltd.	232,907	1,758,328
	Somany Ceramics Ltd.	6,642	60,200
*	South Indian Bank Ltd.	4,961,219	1,181,647
*	Spandana Sphoorty Financial Ltd.	30,589	305,788
*	Star Cement Ltd.	34,342	60,804
	State Bank of India	7,741,976	58,368,160
	State Bank of India, GDR	19,590	1,473,168
	Steel Authority of India Ltd.	7,056,235	8,123,007
*	Strides Pharma Science Ltd.	328,728	1,885,133
	Sun Pharmaceutical Industries Ltd.	2,051,561	28,524,255
	Sun TV Network Ltd.	326,890	2,155,647
	Sundaram-Clayton Ltd.	2,169	134,081
*	Sunflag Iron & Steel Co. Ltd.	28,711	79,825
	Sunteck Realty Ltd.	240,047	1,059,708
	Surya Roshni Ltd.	73,867	732,291
	Tamil Nadu Newsprint & Papers Ltd.	40,714	104,697
*	TARC Ltd.	263,704	229,069
	Tata Chemicals Ltd.	757,897	9,783,280
	Tata Coffee Ltd.	314,920	957,224
	Tata Consumer Products Ltd.	775,690	8,105,793
	Tata Metaliks Ltd.	1,879	20,406
	Tata Steel Ltd.	29,916,787	44,774,271
	TD Power Systems Ltd.	29,730	94,254
	Tech Mahindra Ltd.	172,502	2,350,485
	Techno Electric & Engineering Co. Ltd.	100,353	598,451

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
INDIA — (Continued)
*††	Teledata Marine Solutions Ltd.	267,258	$0
	Texmaco Rail & Engineering Ltd.	310,000	401,755
	Thirumalai Chemicals Ltd.	144,596	356,726
	Tide Water Oil Co. India Ltd.	12,468	170,465
	Time Technoplast Ltd.	700,810	1,170,825
	Tinplate Co. of India Ltd.	177,942	809,231
*	Titagarh Rail System Ltd.	153,588	1,223,166
	TransIndia Realty & Logistics Parks Ltd.	406,354	119,895
	Transport Corp. of India Ltd.	129,526	1,188,434
	Trident Ltd.	465,215	182,657
	Triveni Engineering & Industries Ltd.	479,523	1,746,980
	Tube Investments of India Ltd.	218,514	8,232,415
	TV Today Network Ltd.	55,663	139,944
*	TV18 Broadcast Ltd.	2,075,378	1,022,453
	TVS Srichakra Ltd.	7,003	258,950
	Uflex Ltd.	197,481	1,046,820
	Ujjivan Financial Services Ltd.	79,056	476,058
	Unichem Laboratories Ltd.	200,132	969,598
	Union Bank of India Ltd.	852,360	926,281
	UPL Ltd.	1,488,493	11,277,979
	Usha Martin Ltd.	512,950	2,099,347
	UTI Asset Management Co. Ltd.	10,556	103,181
*	VA Tech Wabag Ltd.	167,419	1,074,581
	Vakrangee Ltd.	91,871	17,683
*	Vardhman Textiles Ltd.	720,669	3,263,478
*Ω	Varroc Engineering Ltd.	99,361	421,941
	Vedanta Ltd.	2,085,561	7,023,459
	Venky's India Ltd.	10,325	255,188
	Vindhya Telelinks Ltd.	23,855	596,412
	Visaka Industries Ltd.	11,915	12,472
	Vl E Governance Ord	9,187	2,513
*	Vodafone Idea Ltd.	8,039,629	812,102
	Voltamp Transformers Ltd.	1,791	100,913
	Welspun Corp. Ltd.	712,250	2,787,893
	Welspun Enterprises Ltd.	425,978	1,213,023
	Welspun India Ltd.	1,591,355	2,116,931
	West Coast Paper Mills Ltd.	193,782	1,142,366
	Wipro Ltd.	4,641,341	22,891,680
*	Wockhardt Ltd.	57,359	166,543
*	Yes Bank Ltd.	19,922,354	4,133,122
	Zee Entertainment Enterprises Ltd.	3,660,922	10,843,643
*	Zee Media Corp. Ltd.	637,519	86,789
	Zensar Technologies Ltd.	423,215	2,555,924
*	Zomato Ltd.	7,259,083	7,435,639
	Zydus Lifesciences Ltd.	274,482	2,105,080
	Zydus Wellness Ltd.	10,633	189,934
TOTAL INDIA			1,928,501,639
INDONESIA — (1.7%)
	ABM Investama Tbk PT	492,900	119,631
	Ace Hardware Indonesia Tbk PT	22,560,900	1,077,696
	Adaro Energy Indonesia Tbk PT	81,977,800	13,114,040
*	Adhi Karya Persero Tbk PT	5,899,000	186,198
*	Adi Sarana Armada Tbk PT	2,308,000	196,644
*	Alam Sutera Realty Tbk PT	39,430,800	478,575
	Aneka Tambang Tbk PT	12,962,100	1,708,539
	Astra Agro Lestari Tbk PT	3,043,766	1,529,098
	Astra International Tbk PT	76,166,100	34,613,254
	Astra Otoparts Tbk PT	291,800	56,683

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
INDONESIA — (Continued)
*††	Bakrie Telecom Tbk PT	160,430,200	$0
*	Bank Capital Indonesia Tbk PT	15,302,200	132,901
	Bank Mandiri Persero Tbk PT	57,420,724	21,828,219
	Bank Negara Indonesia Persero Tbk PT	20,222,341	11,904,946
	Bank OCBC Nisp Tbk PT	780,600	62,641
	Bank Pan Indonesia Tbk PT	47,734,001	4,052,077
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	17,941,684	1,415,789
	Bank Pembangunan Daerah Jawa Timur Tbk PT	19,489,500	852,748
	Bank Tabungan Negara Persero Tbk PT	36,201,215	3,158,230
*	Bekasi Fajar Industrial Estate Tbk PT	13,160,500	144,914
	BISI International Tbk PT	10,049,400	1,005,641
	Blue Bird Tbk PT	152,100	22,689
*	Buana Lintas Lautan Tbk PT	32,672,400	212,157
*	Bukalapak.com PT Tbk	5,666,400	81,244
	Bukit Asam Tbk PT	22,579,100	4,151,921
*	Bumi Resources Tbk PT	14,161,300	120,137
*	Bumi Serpong Damai Tbk PT	15,620,400	1,227,932
	Ciputra Development Tbk PT	58,496,278	4,325,921
*	City Retail Developments Tbk PT	1,000,000	9,425
	Delta Dunia Makmur Tbk PT	25,273,000	667,413
	Dharma Satya Nusantara Tbk PT	7,844,100	304,427
	Elang Mahkota Teknologi Tbk PT	3,852,400	166,207
	Elnusa Tbk PT	17,885,700	462,688
	Erajaya Swasembada Tbk PT	51,296,600	1,701,676
*	Gajah Tunggal Tbk PT	8,135,800	582,616
	Gudang Garam Tbk PT	890,100	1,647,614
*††	Hanson International Tbk PT	37,319,300	0
	Harum Energy Tbk PT	2,403,700	264,716
	Indah Kiat Pulp & Paper Tbk PT	15,605,300	9,473,041
	Indika Energy Tbk PT	11,304,900	1,481,543
	Indo Tambangraya Megah Tbk PT	2,252,600	4,065,511
	Indocement Tunggal Prakarsa Tbk PT	1,515,300	1,047,733
	Indofood Sukses Makmur Tbk PT	24,262,000	11,786,857
	Indomobil Sukses Internasional Tbk PT	252,400	29,368
	Integra Indocabinet Tbk PT	4,584,200	133,781
*	Intiland Development Tbk PT	16,318,400	257,438
	Japfa Comfeed Indonesia Tbk PT	29,403,550	2,603,538
	Jaya Real Property Tbk PT	48,433,700	1,814,685
*	Kawasan Industri Jababeka Tbk PT	151,628,856	1,558,203
	KMI Wire & Cable Tbk PT	10,201,300	231,246
*	Krakatau Steel Persero Tbk PT	3,578,500	51,760
*	Lippo Cikarang Tbk PT	2,408,310	158,823
*	Lippo Karawaci Tbk PT	220,161,662	1,445,919
*	Malindo Feedmill Tbk PT	6,123,100	187,651
	Medco Energi Internasional Tbk PT	48,315,232	3,629,037
*	Media Nusantara Citra Tbk PT	34,716,400	1,450,327
	Metrodata Electronics Tbk PT	4,968,950	169,714
	Mitra Pinasthika Mustika Tbk PT	4,271,600	293,295
	Mulia Industrindo Tbk PT	1,679,400	50,110
*	Multipolar Tbk PT	10,396,600	62,043
*	Omni Inovasi Indonesia Tbk PT	6,628,800	21,979
	Pabrik Kertas Tjiwi Kimia Tbk PT	3,475,300	1,555,873
	Pakuwon Jati Tbk PT	6,791,500	216,377
	Panin Financial Tbk PT	65,059,000	1,321,058
*	Paninvest Tbk PT	9,027,200	667,273
	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	18,399,384	1,269,329
*	PP Persero Tbk PT	6,274,100	251,747
	Puradelta Lestari Tbk PT	2,516,000	28,362
	Ramayana Lestari Sentosa Tbk PT	11,738,200	447,596

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
INDONESIA — (Continued)
	Salim Ivomas Pratama Tbk PT	22,834,800	$641,879
	Samator Indo Gas Tbk PT	887,900	116,304
	Sampoerna Agro Tbk PT	8,192,041	1,096,759
	Samudera Indonesia Tbk PT	5,703,500	139,261
*	Sarana Meditama Metropolitan Tbk PT	563,000	13,820
	Sawit Sumbermas Sarana Tbk PT	2,789,000	220,960
	Semen Indonesia Persero Tbk PT	12,898,651	5,968,577
	Siloam International Hospitals Tbk PT	6,913,600	893,986
	Sinar Mas Agro Resources & Technology Tbk PT	1,498,000	466,982
*††	Sri Rejeki Isman Tbk PT	63,289,500	114,891
	Steel Pipe Industry of Indonesia PT	695,900	12,831
	Summarecon Agung Tbk PT	15,846,300	693,917
	Surya Citra Media Tbk PT	5,514,900	57,054
	Surya Esa Perkasa Tbk PT	1,800,800	70,485
*	Surya Semesta Internusa Tbk PT	27,707,600	860,207
*††	Suryainti Permata Tbk PT	17,378,000	0
	Tempo Scan Pacific Tbk PT	917,400	103,126
	Timah Tbk PT	9,325,800	581,750
*††	Trada Alam Minera Tbk PT	188,544,700	117,215
	Trias Sentosa Tbk PT	336,500	15,191
	Triputra Agro Persada PT	1,841,500	69,596
	Tunas Baru Lampung Tbk PT	20,560,800	1,138,166
	Unggul Indah Cahaya Tbk PT	288,335	165,944
	United Tractors Tbk PT	9,294,100	16,979,177
	Vale Indonesia Tbk PT	9,340,900	4,262,609
*††	Waskita Beton Precast Tbk PT	22,419,100	74,273
*	Waskita Karya Persero Tbk PT	25,152,582	336,925
	Wijaya Karya Beton Tbk PT	18,377,300	179,226
*	Wijaya Karya Persero Tbk PT	17,873,100	519,302
	XL Axiata Tbk PT	27,641,503	4,161,464
TOTAL INDONESIA			201,420,341
KUWAIT — (0.1%)
	A'ayan Leasing & Investment Co. KSCP	2,332,500	1,207,251
*	Agility Public Warehousing Co. KSC	1,719,566	3,526,454
	Ahli United Bank KSCP	66,212	57,979
	Al Ahli Bank of Kuwait KSCP	253,400	197,969
	Al-Eid Food KSC	39,469	24,154
	Arzan Financial Group for Financing & Investment KPSC	1,157,773	535,168
*	Asiya Capital Investments Co. KSCP	893,372	165,181
	Boubyan Petrochemicals Co. KSCP	60,932	146,578
	Burgan Bank SAK	581,067	393,431
	Combined Group Contracting Co. SAK	204,577	257,719
	Gulf Bank KSCP	1,979,552	1,701,177
	Heavy Engineering & Ship Building Co. KSCP, Class B	45,014	102,278
	Integrated Holding Co. KCSC	190,797	251,539
	Kuwait Finance House KSCP	883,205	2,268,388
	Kuwait International Bank KSCP	535,344	291,023
	Mezzan Holding Co. KSCC	189,950	330,805
	Mobile Telecommunications Co. KSCP	1,217,017	2,064,016
	National Industries Group Holding SAK	198,949	150,248
	National Investments Co. KSCP	151,444	119,302
	Warba Bank KSCP	1,137,214	781,094
TOTAL KUWAIT			14,571,754
MALAYSIA — (1.6%)
#	Aeon Co. M Bhd	1,758,700	475,967
#	AFFIN Bank Bhd	8,265,959	3,575,692

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
MALAYSIA — (Continued)
	Alliance Bank Malaysia Bhd	5,165,800	$4,044,668
	Allianz Malaysia Bhd	93,300	301,761
#	AMMB Holdings Bhd	7,696,362	6,590,534
	Axiata Group Bhd	171,000	101,275
	Batu Kawan Bhd	1,621,150	7,643,423
*	Berjaya Assets Bhd	604,700	38,915
*	Berjaya Corp. Bhd	12,296,429	804,610
#*	Berjaya Land Bhd	5,491,800	334,978
	BIMB Holdings Bhd	1,520,407	742,154
#	Boustead Plantations Bhd	3,029,800	712,035
#*	Bumi Armada Bhd	13,388,700	1,545,782
	Cahya Mata Sarawak Bhd	2,178,700	512,374
#	CB Industrial Product Holding Bhd	1,285,500	322,339
	CIMB Group Holdings Bhd	24,930,756	30,710,954
#*	Coastal Contracts Bhd	18,700	9,132
#	CSC Steel Holdings Bhd	821,256	211,466
*	Dagang NeXchange Bhd	162,900	17,164
#	Dayang Enterprise Holdings Bhd	340,600	105,880
#	DRB-Hicom Bhd	4,774,600	1,567,443
	Eco World Development Group Bhd	4,326,900	902,095
#*	Ekovest Bhd	7,842,200	774,421
	Gadang Holdings Bhd	2,586,100	175,039
	Gamuda Bhd	5,939,246	5,663,339
	Genting Bhd	6,998,500	6,691,320
#	Genting Malaysia Bhd	7,868,200	4,538,562
#	Genting Plantations Bhd	82,800	112,201
	George Kent Malaysia Bhd	1,855,600	195,636
#	HAP Seng Consolidated Bhd	505,582	381,377
	Hartalega Holdings Bhd	107,400	52,443
#	Hengyuan Refining Co. Bhd	634,000	488,419
*	Hextar Healthcare Bhd	913,300	47,632
	Hiap Teck Venture Bhd	7,260,700	555,688
#	Hibiscus Petroleum Bhd	3,128,500	646,559
#	Hong Leong Financial Group Bhd	1,467,334	5,957,933
	Hong Leong Industries Bhd	129,100	257,707
	IGB Bhd	3,022,296	1,414,439
	IJM Corp. Bhd	14,422,218	4,894,566
	Insas Bhd	2,517,100	466,289
#	IOI Properties Group Bhd	5,942,425	1,806,384
*	Iskandar Waterfront City Bhd	1,951,300	186,294
#*	JAKS Resources Bhd	6,225,780	269,428
#	Jaya Tiasa Holdings Bhd	2,431,633	391,073
	Keck Seng Malaysia Bhd	732,600	676,036
#*	KNM Group Bhd	13,856,690	292,573
#	Kossan Rubber Industries Bhd	935,700	296,796
#*	KSL Holdings Bhd	1,718,751	314,687
#	Kumpulan Fima Bhd	575,200	267,967
	Land & General Bhd	11,345,220	276,701
#	LBS Bina Group Bhd	3,865,334	416,109
#Ω	Lotte Chemical Titan Holding Bhd	955,993	242,002
#	Magnum Bhd	4,548,645	1,110,167
#	Mah Sing Group Bhd	7,000,462	1,040,557
#	Malayan Banking Bhd	11,460,212	22,928,646
#	Malayan Flour Mills Bhd	3,257,475	458,514
#	Malaysia Building Society Bhd	9,653,843	1,669,451
#	Malaysian Resources Corp. Bhd	9,629,347	811,911
	Matrix Concepts Holdings Bhd	1,342,450	422,714
	MBM Resources Bhd	769,903	591,081
#	Mega First Corp. Bhd	370,400	271,816

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
MALAYSIA — (Continued)
	MISC Bhd	3,931,404	$6,268,075
#	MKH Bhd	1,882,878	538,883
#	MNRB Holdings Bhd	1,983,779	433,264
	MPHB Capital Bhd	178,400	40,714
	Muda Holdings Bhd	434,900	139,832
*	Muhibbah Engineering M Bhd	2,526,000	381,229
*	OCK Group Bhd	204,300	18,587
	Oriental Holdings Bhd	2,554,379	3,635,984
	OSK Holdings Bhd	6,595,606	1,609,851
	Pantech Group Holdings Bhd	2,022,394	350,052
#	Paramount Corp. Bhd	1,807,455	368,800
#	Petron Malaysia Refining & Marketing Bhd	247,800	258,989
#*	Pos Malaysia Bhd	1,777,400	220,717
#	PPB Group Bhd	1,952,239	7,227,246
#	RHB Bank Bhd	7,433,092	9,384,107
*	Sapura Energy Bhd	39,709,700	307,233
#	Sarawak Oil Palms Bhd	1,041,700	602,779
#	Sime Darby Bhd	13,651,000	6,606,318
	Sime Darby Property Bhd	7,330,900	992,133
#	SP Setia Bhd Group	8,294,573	1,159,000
*††	Sumatec Resources Bhd	2,855,100	0
#	Sunway Bhd	7,532,086	2,990,390
	Suria Capital Holdings Bhd	793,880	232,686
#	Ta Ann Holdings Bhd	878,826	725,596
	Tan Chong Motor Holdings Bhd	658,600	160,670
#*	Top Glove Corp. Bhd	9,001,200	1,837,508
#*	Tropicana Corp. Bhd	4,993,061	1,316,682
	TSH Resources Bhd	278,100	64,156
#	UEM Edgenta Bhd	1,204,400	260,342
#	UEM Sunrise Bhd	3,598,745	383,326
	UMW Holdings Bhd	84,600	77,528
	United Malacca Bhd	902,000	1,060,019
#	UOA Development Bhd	8,460,799	3,509,609
*	Velesto Energy Bhd	14,367,928	734,297
*	Wasco Bhd	447,780	98,288
#	WCT Holdings Bhd	4,268,224	425,956
#	Yinson Holdings Bhd	916,980	518,602
*	YNH Property Bhd	2,067,350	2,328,444
	YTL Corp. Bhd	16,930,821	4,392,964
TOTAL MALAYSIA			190,985,974
MEXICO — (3.0%)
#*	ALEATICA SAB de CV	21,226	43,441
	Alfa SAB de CV, Class A	23,823,748	14,668,429
#	Alpek SAB de CV	1,791,455	1,847,622
	Arca Continental SAB de CV	278,677	2,796,090
Ω	Banco del Bajio SA	1,404,338	4,259,560
*	Cemex SAB de CV	2,064,609	1,573,270
*	Cemex SAB de CV, Sponsored ADR	3,255,220	24,804,772
	Coca-Cola Femsa SAB de CV, Sponsored ADR	3,849	324,548
	Coca-Cola Femsa SAB de CV	826,506	6,963,973
	Consorcio ARA SAB de CV	3,207,049	787,159
*	Controladora AXTEL SAB DE CV	23,823,748	274,588
	Corp Actinver SAB de CV	89,268	74,634
	Corp Interamericana de Entretenimiento SAB de CV, Class B	815,461	685,435
#	Cydsa SAB de CV	5,874	6,490
	Dine SAB de CV	993,764	1,335,305
	El Puerto de Liverpool SAB de CV, Class C1	541,641	3,388,936
	Fomento Economico Mexicano SAB de CV	407,748	4,619,764

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
MEXICO — (Continued)
	Fomento Economico Mexicano SAB de CV, Sponsored ADR	86,092	$9,749,919
	GCC SAB de CV	520,672	5,039,433
	Genomma Lab Internacional SAB de CV, Class B	1,442,814	1,293,320
	Gentera SAB de CV	3,028,478	3,939,101
	Grupo Carso SAB de CV	2,298,841	18,285,018
	Grupo Comercial Chedraui SA de CV	1,407,213	8,243,268
	Grupo Elektra SAB de CV	7,233	544,641
	Grupo Financiero Banorte SAB de CV, Class O	6,941,553	65,821,431
*	Grupo Financiero Inbursa SAB de CV, Class O	5,823,829	14,183,084
*	Grupo Gigante SAB de CV	471,076	717,375
	Grupo Industrial Saltillo SAB de CV	1,352,696	2,463,854
	Grupo KUO SAB de CV, Class B	1,904,343	4,147,590
	Grupo Mexico SAB de CV, Class B	9,392,726	48,862,368
*	Grupo Pochteca SAB de CV	67,810	32,315
*	Grupo Posadas SAB de CV	151,282	230,379
*	Grupo Simec SAB de CV, Class B	689,708	8,239,838
	Grupo Televisa SAB, Sponsored ADR	713,059	3,786,343
	Grupo Televisa SAB	398,709	422,401
#*Ω	Grupo Traxion SAB de CV	85,118	182,436
*	Hoteles City Express SAB de CV	259,134	105,851
*	Industrias CH SAB de CV, Class B	1,849,044	21,986,453
#*	Industrias Penoles SAB de CV	519,156	7,434,053
	La Comer SAB de CV	3,042,560	7,593,227
	Medica Sur SAB de CV, Class B	1,000	2,479
	Megacable Holdings SAB de CV	985,338	2,498,504
#*	Minera Frisco SAB de CV, Class A1	12,027,802	1,925,023
*Ω	Nemak SAB de CV	8,698,292	2,077,824
	Orbia Advance Corp. SAB de CV	4,119,110	9,355,017
#*	Organizacion Cultiba SAB de CV	157,421	104,352
*	Organizacion Soriana SAB de CV, Class B	13,628,251	22,405,837
	Promotora y Operadora de Infraestructura SAB de CV	576,318	5,994,808
*	Vista Energy SAB de CV, ADR	3,552	92,707
	Vitro SAB de CV, Class A	927,658	1,006,325
TOTAL MEXICO			347,220,590
PHILIPPINES — (0.9%)
*	ACEN Corp.	441,060	41,927
††	ACR Mining Corp.	105,455	6,444
	AllHome Corp.	1,554,000	48,140
	Alliance Global Group, Inc.	16,970,806	3,844,398
	Alsons Consolidated Resources, Inc.	4,394,000	60,040
	Apex Mining Co., Inc.	2,152,000	115,040
*	Atlas Consolidated Mining & Development Corp.	4,214,600	285,900
	Ayala Corp.	235,610	2,640,797
	Ayala Land, Inc.	1,155,200	576,855
	Bank of the Philippine Islands	3,660,922	7,633,574
	BDO Unibank, Inc.	7,027,097	18,583,512
	Belle Corp.	4,041,000	92,758
*	Cebu Air, Inc.	96,530	65,937
*Ω	CEMEX Holdings Philippines, Inc.	2,003,480	38,311
	China Banking Corp.	7,846,432	4,429,796
	Cosco Capital, Inc.	13,204,600	1,284,031
	DMCI Holdings, Inc.	10,223,900	1,788,344
	East West Banking Corp.	2,667,000	342,308
	Filinvest Development Corp.	384,400	36,022
	Filinvest Land, Inc.	73,198,031	919,618
	First Philippine Holdings Corp.	3,175,100	3,613,338
*††	Fwbc Holdings, Inc.	5,471,786	0
	Global Ferronickel Holdings, Inc.	9,391,116	417,467

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
PHILIPPINES — (Continued)
	GT Capital Holdings, Inc.	114,367	$1,135,409
*	Integrated Micro-Electronics, Inc.	2,128,500	181,025
	JG Summit Holdings, Inc.	10,165,257	7,975,910
	LT Group, Inc.	9,164,300	1,602,439
	Megaworld Corp.	46,669,300	1,742,949
	Metropolitan Bank & Trust Co.	8,138,062	8,896,134
	Petron Corp.	14,705,900	990,648
††	Philcomsat Holdings Corp.	497,957	685,943
	Philex Mining Corp.	4,703,000	253,025
*	Philippine National Bank	3,173,985	1,068,294
*††	Philippine National Construction Corp.	398,900	6,674
	Philippine Savings Bank	1,950,769	2,013,283
*††	Philtown Properties, Inc.	6,701	0
*	Phoenix Petroleum Philippines, Inc.	1,259,500	178,864
	Premium Leisure Corp.	6,804,000	70,612
	Puregold Price Club, Inc.	783,300	413,702
	RFM Corp.	762,400	44,308
	Rizal Commercial Banking Corp.	4,608,906	2,099,163
	Robinsons Land Corp.	12,082,608	3,302,109
	Robinsons Retail Holdings, Inc.	799,160	793,933
	San Miguel Corp.	4,864,616	9,642,498
	Security Bank Corp.	1,430,944	2,163,919
	Shell Pilipinas Corp.	112,730	29,518
*	Top Frontier Investment Holdings, Inc.	526,832	1,017,108
	Union Bank of the Philippines	6,880,418	9,522,935
	Vista Land & Lifescapes, Inc.	46,966,968	1,342,882
TOTAL PHILIPPINES			104,037,841
POLAND — (1.0%)
*	Agora SA	230,402	479,198
*	Alior Bank SA	435,384	6,306,644
	Amica SA	9,232	190,863
	Arctic Paper SA	10,901	48,635
	Asseco Poland SA	58,748	1,170,406
	Bank Handlowy w Warszawie SA	12,267	275,420
*	Bank Millennium SA	1,525,644	2,494,439
	Bank Polska Kasa Opieki SA	312,112	9,216,006
#	Boryszew SA	290,767	475,989
	Cognor Holding SA	9,983	19,484
	Cyfrowy Polsat SA	660,904	2,663,192
	Develia SA	1,336,579	1,632,526
*	Enea SA	1,118,501	2,458,390
*	Grenevia SA	115,828	105,919
*	Grupa Azoty SA	58,013	390,219
#*	Jastrzebska Spolka Weglowa SA	275,885	2,818,545
	KGHM Polska Miedz SA	516,382	15,969,912
#	Lubelski Wegiel Bogdanka SA	46,889	457,557
*	mBank SA	29,279	3,495,021
	ORLEN SA	2,396,030	42,705,773
*	PGE Polska Grupa Energetyczna SA	3,181,321	6,766,579
*	PKP Cargo SA	139,836	588,405
	Powszechna Kasa Oszczednosci Bank Polski SA	344,528	3,495,589
*	Santander Bank Polska SA	14,248	1,413,568
	Stalexport Autostrady SA	176,122	119,665
*	Tauron Polska Energia SA	5,108,171	4,748,730
TOTAL POLAND			110,506,674

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
QATAR — (0.6%)
	Aamal Co.	6,832,725	$1,654,989
	Al Khaleej Takaful Group QSC	745,126	580,438
	Alijarah Holding Co. QPSC	1,962,869	477,018
*	Baladna	5,484,113	2,292,183
	Barwa Real Estate Co.	6,445,004	4,974,640
	Commercial Bank PSQC	6,502,330	11,169,292
	Doha Bank QPSC	7,184,757	3,414,074
	Doha Insurance Co. QSC	63,045	39,522
	Gulf International Services QSC	6,382,518	3,631,425
	Gulf Warehousing Co.	886,842	837,775
*	Lesha Bank LLC	1,366,316	600,247
	Masraf Al Rayan QSC	11,830,955	8,159,153
*	Mazaya Real Estate Development QPSC	4,064,412	934,734
	Medicare Group	33,315	57,672
	Mesaieed Petrochemical Holding Co.	9,914,772	5,316,508
	Ooredoo QPSC	3,550,263	11,150,200
	Qatar Aluminum Manufacturing Co.	1,709,059	634,509
	Qatar Fuel QSC	540,071	2,492,760
	Qatar Industrial Manufacturing Co. QSC	47,636	39,549
*	Qatar Insurance Co. SAQ	3,112,919	1,906,352
	Qatar National Cement Co. QSC	574,051	626,785
	Qatar Navigation QSC	1,800,839	5,193,959
*	Salam International Investment Ltd. QSC	5,738,848	1,212,573
	United Development Co. QSC	9,476,366	3,175,322
	Vodafone Qatar QSC	7,116,855	3,788,364
TOTAL QATAR			74,360,043
RUSSIA — (0.0%)
*††	Gazprom PJSC, Sponsored ADR	9,648,397	0
*††	Lukoil PJSC, Sponsored ADR	919,241	0
*††	Magnitogorsk Iron & Steel Works PJSC, GDR	3,296	0
*††	Rosneft Oil Co. PJSC, GDR	1,520,319	0
*††	RusHydro PJSC, ADR	4,402,355	0
*††	Sberbank of Russia PJSC, Sponsored ADR	31,829	0
*††	VTB Bank PJSC, GDR	5,107,496	0
SAUDI ARABIA — (3.6%)
	Al Babtain Power & Telecommunication Co.	149,917	1,275,032
*	Al Hassan Ghazi Ibrahim Shaker Co.	117,680	797,394
*	Al Jouf Cement Co.	372,442	1,216,541
*	Al Khaleej Training & Education Co.	130,241	697,779
*	AlAbdullatif Industrial Investment Co.	109,805	530,171
*	Al-Etihad Cooperative Insurance Co.	165,030	759,208
*	AlJazira Takaful Ta'awuni Co.	210,072	1,044,964
*	Allianz Saudi Fransi Cooperative Insurance Co.	130,826	600,938
	Arab National Bank	2,103,059	14,931,567
	Arabian Cement Co.	362,707	3,779,970
	Arriyadh Development Co.	190,908	1,019,835
	Astra Industrial Group	87,683	2,078,065
	Bank Al-Jazira	2,216,916	10,858,179
	Banque Saudi Fransi	1,767,461	20,064,515
	Basic Chemical Industries Ltd.	70,641	676,611
*	Buruj Cooperative Insurance Co.	33,993	174,405
	City Cement Co.	475,802	2,890,746
*	Dar Al Arkan Real Estate Development Co.	2,469,817	11,144,976
*	Dur Hospitality Co.	335,827	2,499,213
	Eastern Province Cement Co.	299,249	3,608,575
*	Emaar Economic City	1,825,796	4,381,483
	Etihad Etisalat Co.	2,037,451	25,441,078

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
SAUDI ARABIA — (Continued)
	Gulf Insurance Group	119,974	$1,021,855
	Hail Cement Co.	324,890	1,094,283
*	Jazan Energy & Development Co.	150,160	588,507
	L'Azurde Co. for Jewelry	36,569	140,490
*	Methanol Chemicals Co.	190,597	1,244,285
*	Middle East Specialized Cables Co.	62,470	261,510
*	Mobile Telecommunications Co. Saudi Arabia	2,571,371	9,198,743
	Najran Cement Co.	597,079	2,107,527
	National Co. for Glass Industries	62,974	637,960
*	National Gypsum	29,938	201,948
*	National Industrialization Co., Class C	1,455,340	5,474,918
	Nayifat Finance Co.	20,204	86,461
	Northern Region Cement Co.	616,161	1,871,718
*	Rabigh Refining & Petrochemical Co.	1,252,296	3,473,462
	Riyad Bank	1,706,831	14,469,765
	Sahara International Petrochemical Co.	1,916,014	19,334,123
	Saudi Awwal Bank	3,298,292	33,457,398
	Saudi Basic Industries Corp.	3,815,759	87,207,025
	Saudi Ceramic Co.	222,949	1,805,963
	Saudi Chemical Co. Holding	2,815,965	3,490,649
	Saudi Industrial Investment Group	1,381,691	9,205,425
	Saudi Industrial Services Co.	284,139	2,111,339
	Saudi Investment Bank	1,394,346	6,652,267
*	Saudi Kayan Petrochemical Co.	4,135,066	13,509,751
	Saudi Marketing Co.	113,810	796,330
	Saudi National Bank	5,286,671	54,324,831
*	Saudi Reinsurance Co.	133,742	639,651
	Savola Group	385,639	4,346,848
*	Seera Group Holding	807,306	6,194,503
*	Sinad Holding Co.	369,414	1,246,185
*	Tabuk Cement Co.	313,915	1,320,363
*	Umm Al-Qura Cement Co.	187,440	913,983
	United International Transportation Co.	11,115	204,825
	Yamama Cement Co.	724,324	6,940,947
	Yanbu Cement Co.	28,562	304,441
	Yanbu National Petrochemical Co.	595,058	7,270,325
*	Zamil Industrial Investment Co.	184,882	1,190,938
TOTAL SAUDI ARABIA			414,812,787
SOUTH AFRICA — (3.1%)
	Absa Group Ltd.	3,653,658	38,723,064
	Adcock Ingram Holdings Ltd.	42,701	132,119
	Advtech Ltd.	74,600	77,560
	AECI Ltd.	658,150	3,472,439
	African Rainbow Minerals Ltd.	457,310	5,161,731
	Alexander Forbes Group Holdings Ltd.	2,296,660	668,517
	Altron Ltd., Class A	134,145	56,441
	AngloGold Ashanti Ltd., Sponsored ADR	937,385	20,809,947
	Aspen Pharmacare Holdings Ltd.	1,214,818	13,036,467
	Astral Foods Ltd.	179,116	1,634,268
	Barloworld Ltd.	1,215,034	5,696,466
*	Blue Label Telecoms Ltd.	2,430,088	453,825
#*	Brait PLC	5,322,564	893,378
	Caxton & CTP Publishers & Printers Ltd.	1,280,784	710,226
	DataTec Ltd.	3,964,348	7,810,187
*	Discovery Ltd.	315,914	2,796,174
	DRDGOLD Ltd.	958,298	1,053,323
	Exxaro Resources Ltd.	980,241	8,890,097
#	Foschini Group Ltd.	578,136	3,503,275

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
SOUTH AFRICA — (Continued)
#	Gold Fields Ltd., Sponsored ADR	1,238,081	$19,153,113
	Grindrod Ltd.	482,826	257,752
	Harmony Gold Mining Co. Ltd.	993,475	4,289,679
#	Harmony Gold Mining Co. Ltd., Sponsored ADR	277,875	1,192,084
	Hudaco Industries Ltd.	161,173	1,460,915
	Impala Platinum Holdings Ltd.	4,059,147	29,319,498
	Investec Ltd.	1,053,390	6,579,453
	KAP Ltd.	8,682,242	1,308,158
	Lewis Group Ltd.	831,398	1,792,655
	Life Healthcare Group Holdings Ltd.	3,088,171	3,607,840
	Merafe Resources Ltd.	8,130,071	576,657
*	Metair Investments Ltd.	1,108,694	1,188,333
	Momentum Metropolitan Holdings	5,813,643	6,160,120
	Motus Holdings Ltd.	437,322	2,580,956
	Mpact Ltd.	1,846,736	2,742,159
	MTN Group Ltd.	1,694,912	13,280,830
	Nedbank Group Ltd.	1,712,402	22,501,187
	Oceana Group Ltd.	166,411	650,261
	Old Mutual Ltd.	17,961,165	13,082,950
	Omnia Holdings Ltd.	1,060,632	3,496,994
Ω	Pepkor Holdings Ltd.	5,320,864	5,177,346
*	PPC Ltd.	6,609,462	979,719
	Raubex Group Ltd.	1,302,830	1,897,743
	RCL Foods Ltd.	159,113	93,681
	Reunert Ltd.	1,013,564	3,412,788
	RFG Holdings Ltd.	23,326	14,348
	Sappi Ltd.	3,181,243	6,851,692
	Sasol Ltd.	2,097,334	29,283,200
	Sibanye Stillwater Ltd.	5,264,531	10,004,769
#	Sibanye Stillwater Ltd., ADR	1,276,695	9,868,852
	Standard Bank Group Ltd.	3,335,597	35,593,299
	Super Group Ltd.	2,297,774	4,411,112
*	Telkom SA SOC Ltd.	1,534,994	2,527,277
	Thungela Resources Ltd.	56,130	420,641
	Transaction Capital Ltd.	48,625	18,411
*	Trencor Ltd.	1,135,741	414,707
*	Wilson Bayly Holmes-Ovcon Ltd.	299,156	1,812,942
*	Zeda Ltd.	1,219,983	752,532
TOTAL SOUTH AFRICA			364,336,157
SOUTH KOREA — (12.8%)
	Advanced Process Systems Corp.	1,695	26,792
*	Agabang&Company	12,246	29,385
	AJ Networks Co. Ltd.	69,115	231,372
*	Ajin Industrial Co. Ltd.	191,527	988,435
	AK Holdings, Inc.	12,344	191,237
	Amorepacific Corp.	10,659	941,473
	Amorepacific Group	71,293	1,530,045
	Asia Cement Co. Ltd.	83,810	640,743
	ASIA Holdings Co. Ltd.	4,097	516,723
	Asia Paper Manufacturing Co. Ltd.	27,225	828,916
	AUK Corp.	137,335	281,175
	Aurora World Corp.	19,282	108,830
	Baiksan Co. Ltd.	12,777	78,748
*	Barunson Entertainment & Arts Corp.	76,043	41,760
	BGF Co. Ltd.	108,329	305,694
	BGFecomaterials Co. Ltd.	9,387	39,490
	Binggrae Co. Ltd.	15,376	555,568
*	BioSmart Co. Ltd.	54,215	134,022

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Bixolon Co. Ltd.	27,536	$125,374
#	BNK Financial Group, Inc.	944,501	5,009,232
	Bookook Securities Co. Ltd.	20,358	349,729
	BYC Co. Ltd.	752	246,744
	Byucksan Corp.	242,799	444,347
*	ChinHung International, Inc.	17,489	16,236
	Chinyang Holdings Corp.	83,349	211,893
	Chongkundang Holdings Corp.	8,866	341,961
*	Chorokbaem Media Co. Ltd.	33,099	140,222
	Chosun Refractories Co. Ltd.	24,614	753,105
#	CJ CheilJedang Corp.	39,967	8,773,559
#	CJ Corp.	79,900	4,061,923
*	CJ ENM Co. Ltd.	43,022	2,170,927
	CJ Freshway Corp.	2,997	58,670
	CJ Logistics Corp.	25,997	1,468,720
*	CKD Bio Corp.	2,543	43,524
#	Com2uSCorp	24,035	1,027,722
*	Comtec Systems Co. Ltd.	330,288	206,058
	Coweaver Co. Ltd.	16,593	81,041
	Cowell Fashion Co. Ltd.	5,676	19,596
	CR Holdings Co. Ltd.	58,435	654,365
	Cuckoo Holdings Co. Ltd.	2,859	34,044
	Cuckoo Homesys Co. Ltd.	3,906	66,023
	Dae Hyun Co. Ltd.	150,199	246,441
	Dae Won Kang Up Co. Ltd.	215,821	1,308,322
*††	Dae Yu Co. Ltd.	22,377	30,283
#*	Daechang Co. Ltd.	266,688	285,774
	Daechang Forging Co. Ltd.	23,600	142,976
	Daedong Corp.	88,995	752,874
	Daehan Flour Mill Co. Ltd.	5,781	582,532
	Daehan Steel Co. Ltd.	69,851	694,709
#	Daesang Corp.	116,435	1,553,121
	Daesang Holdings Co. Ltd.	69,236	369,572
*	Daesung Industrial Co. Ltd.	9,856	30,518
	Daewon San Up Co. Ltd.	61,406	286,301
#*	Daewoo Engineering & Construction Co. Ltd.	1,044,086	3,703,740
	Daewoong Co. Ltd.	9,691	98,783
*††	Dahaam E-Tec Co. Ltd.	3,535	72,591
	Daihan Pharmaceutical Co. Ltd.	14,428	302,922
	Daishin Securities Co. Ltd.	167,158	1,767,432
	Daol Investment & Securities Co. Ltd.	214,820	573,060
	Daou Data Corp.	3,337	34,306
	Daou Technology, Inc.	131,192	1,810,792
	DB Financial Investment Co. Ltd.	171,696	538,124
	DB Insurance Co. Ltd.	156,903	9,277,731
	Deutsch Motors, Inc.	69,902	273,933
*	Development Advance Solution Co. Ltd.	12,699	44,149
	Device ENG Co. Ltd.	2,161	25,300
	DGB Financial Group, Inc.	872,289	5,002,367
	DI Dong Il Corp.	57,779	1,017,165
	Display Tech Co. Ltd.	36,701	196,239
	DL Construction Co. Ltd.	7,274	69,998
#	DL E&C Co. Ltd.	231,235	5,552,053
	DL Holdings Co. Ltd.	68,570	2,110,753
	DMS Co. Ltd.	60,802	261,102
	Dong A Eltek Co. Ltd.	36,986	209,010
	Dong-A Socio Holdings Co. Ltd.	5,978	386,693
	Dong-A ST Co. Ltd.	10,344	426,878
	Dong-Ah Geological Engineering Co. Ltd.	8,041	77,735

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	Dongbang Transport Logistics Co. Ltd.	18,374	$28,784
	Dongbu Corp.	36,803	181,733
*	Dongkuk CM Co. Ltd.	112,598	889,549
	Dongkuk Holdings Co. Ltd.	59,977	706,178
	Dongkuk Industries Co. Ltd.	55,343	286,917
#*	Dongkuk Steel Mill Co. Ltd.	186,823	1,893,664
	Dongsung Chemical Co. Ltd.	159,407	596,875
	Dongwha Pharm Co. Ltd.	54,844	428,669
	Dongwon Development Co. Ltd.	229,359	599,644
	Dongwon F&B Co. Ltd.	15,050	309,728
	Dongwon Industries Co. Ltd.	34,265	1,061,523
#	Dongyang E&P, Inc.	28,974	501,141
#*	Doosan Bobcat, Inc.	233,044	10,690,078
#	Doosan Co. Ltd.	28,833	2,409,592
	DoubleUGames Co. Ltd.	19,248	605,406
*	Duksan Hi-Metal Co. Ltd.	31,358	223,772
	DY Corp.	89,127	418,602
	DY POWER Corp.	23,114	279,966
	Eagon Industrial Ltd.	37,684	209,451
	Easy Holdings Co. Ltd.	239,082	538,278
	eBEST Investment & Securities Co. Ltd.	3,604	11,235
#	E-MART, Inc.	60,575	3,595,573
	ENF Technology Co. Ltd.	2,381	45,155
	Estechpharma Co. Ltd.	22,481	115,142
#	Eugene Corp.	285,673	749,141
	Eugene Investment & Securities Co. Ltd.	330,983	1,146,769
	Eusu Holdings Co. Ltd.	64,565	284,748
	Farmsco	30,598	93,251
#	Fila Holdings Corp.	62,494	1,943,927
	Fursys, Inc.	20,360	482,308
*	GAEASOFT	9,468	59,909
	Gaon Cable Co. Ltd.	16,394	291,965
	Gemvaxlink Co. Ltd.	117,017	96,734
	Geumhwa PSC Co. Ltd.	976	23,019
	Golfzon Newdin Holdings Co. Ltd.	125,101	431,654
	Gradiant Corp.	4,076	47,597
	Green Cross Holdings Corp.	8,748	94,056
#	GS Engineering & Construction Corp.	214,489	2,460,657
*	GS Global Corp.	240,697	525,693
	GS Holdings Corp.	249,541	7,373,791
	GS Retail Co. Ltd.	102,061	1,700,297
	Gwangju Shinsegae Co. Ltd.	19,015	484,768
	Haitai Confectionery & Foods Co. Ltd.	12,558	54,744
	Hana Financial Group, Inc.	1,106,230	34,089,020
	HanChang Paper Co. Ltd.	21,637	18,737
	Handok, Inc.	19,195	198,260
	Handsome Co. Ltd.	77,889	1,266,197
	Hanil Cement Co. Ltd.	2,229	21,353
	Hanil Holdings Co. Ltd.	81,808	726,937
	Hanjin Transportation Co. Ltd.	45,583	710,111
	Hankook Tire & Technology Co. Ltd.	253,774	7,697,290
	Hanshin Construction Co. Ltd.	35,781	219,025
	Hansol Holdings Co. Ltd.	183,549	420,627
*	Hansol HomeDeco Co. Ltd.	394,971	307,678
	Hansol Paper Co. Ltd.	87,967	730,285
	Hansol Technics Co. Ltd.	152,097	826,768
	Hanwha Corp.	160,503	3,884,940
*	Hanwha Galleria Corp.	338,132	349,466
*	Hanwha General Insurance Co. Ltd.	85,465	253,576

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	Hanwha Investment & Securities Co. Ltd.	574,779	$1,118,755
*	Hanwha Life Insurance Co. Ltd.	1,322,367	2,452,884
*	Hanwha Solutions Corp.	299,817	8,898,335
	Hanyang Eng Co. Ltd.	53,693	701,151
	Hanyang Securities Co. Ltd.	48,595	336,379
	Harim Co. Ltd.	9,225	20,151
	Harim Holdings Co. Ltd.	217,823	1,278,109
	HD Hyundai Co. Ltd.	176,492	8,522,999
	HD Hyundai Construction Equipment Co. Ltd.	67,332	4,317,134
	HD Hyundai Infracore Co. Ltd.	408,192	3,948,029
*	HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	129,727	12,557,204
	HDC Holdings Co. Ltd.	14,787	67,821
#	HDC Hyundai Development Co. Engineering & Construction, Class E	108,252	880,430
	HDC Hyundai Engineering Plastics Co. Ltd.	68,600	219,452
*	Heungkuk Fire & Marine Insurance Co. Ltd.	81,716	196,032
	Hitejinro Holdings Co. Ltd.	41,023	286,521
*	HL D&I Halla Corp.	124,417	234,425
	HL Holdings Corp.	32,020	942,642
	HL Mando Co. Ltd.	64,859	2,348,918
#	HMM Co. Ltd.	993,997	13,643,600
	HS Industries Co. Ltd.	25,835	69,476
*	Huneed Technologies	20,141	92,293
	Huons Global Co. Ltd.	19,207	301,473
*	Huvis Corp.	95,448	300,417
	Hwangkum Steel & Technology Co. Ltd.	48,647	318,951
	HwaSung Industrial Co. Ltd.	34,966	280,691
	Hy-Lok Corp.	39,093	845,388
	Hyosung Corp.	30,988	1,464,553
*	Hyosung Heavy Industries Corp.	7,017	960,373
	Hyundai BNG Steel Co. Ltd.	50,651	561,984
	Hyundai Corp.	35,993	748,523
	Hyundai Corp. Holdings, Inc.	31,933	285,786
	Hyundai Department Store Co. Ltd.	70,386	3,059,196
	Hyundai Engineering & Construction Co. Ltd.	257,439	7,555,665
	Hyundai Futurenet Co. Ltd.	137,541	288,359
	Hyundai GF Holdings	182,245	457,330
	Hyundai Glovis Co. Ltd.	65,045	8,894,129
	Hyundai Green Food	96,746	878,947
	Hyundai Home Shopping Network Corp.	31,878	1,061,857
*	Hyundai Livart Furniture Co. Ltd.	68,316	384,936
	Hyundai Marine & Fire Insurance Co. Ltd.	238,168	5,347,302
	Hyundai Mobis Co. Ltd.	146,327	26,736,329
	Hyundai Motor Co.	414,162	63,678,816
	Hyundai Motor Securities Co. Ltd.	113,444	731,753
	Hyundai Steel Co.	347,546	9,852,606
#	Hyundai Wia Corp.	71,583	3,546,549
	IDIS Holdings Co. Ltd.	25,924	244,058
	Iljin Electric Co. Ltd.	95,282	753,869
	Iljin Holdings Co. Ltd.	91,947	306,545
	Ilshin Spinning Co. Ltd.	78,231	596,703
	Ilsung Pharmaceuticals Co. Ltd.	29,215	554,270
	iMarketKorea, Inc.	88,543	625,198
	Industrial Bank of Korea	1,115,796	9,096,623
	Innocean Worldwide, Inc.	23,252	724,367
#	INTOPS Co. Ltd.	44,013	1,039,556
	Inzi Controls Co. Ltd.	8,200	52,807
#*	IS Dongseo Co. Ltd.	61,006	1,621,908
	JASTECH Ltd.	17,210	119,967
	JB Financial Group Co. Ltd.	558,592	3,747,994

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	JC Chemical Co. Ltd.	27,149	$174,279
	Kangnam Jevisco Co. Ltd.	19,813	340,772
	Kangwon Land, Inc.	6,046	74,001
	KAON Group Co. Ltd.	19,119	86,494
#	KB Financial Group, Inc., ADR	1,909,913	76,721,205
	KC Co. Ltd.	39,745	585,275
	KC Tech Co. Ltd.	21,698	400,278
	KCC Corp.	16,696	2,778,361
	KCC Glass Corp.	59,922	2,031,656
	KCTC	7,171	22,529
	KG Chemical Corp.	6,095	219,282
	KG Eco Technology Service Co. Ltd.	9,947	92,084
*††	KG Mobility Co.	35,741	214,749
#	Kginicis Co. Ltd.	39,007	337,232
	KGMobilians Co. Ltd.	6,942	32,241
	Kia Corp.	1,118,017	72,558,527
	KISCO Corp.	58,802	282,834
	KISCO Holdings Co. Ltd.	32,652	449,411
	KISWIRE Ltd.	60,318	984,124
	KIWOOM Securities Co. Ltd.	76,502	5,832,960
*	KleanNara Co. Ltd.	53,229	94,014
	Kolmar Korea Holdings Co. Ltd.	29,261	310,881
	Kolon Corp.	38,037	538,484
	Kolon Global Corp.	20,943	207,990
	Kolon Industries, Inc.	94,021	3,814,559
*	Kolon Mobility Group Corp.	75,401	222,680
	Komelon Corp.	29,152	202,242
	Kook Soon Dang Brewery Co. Ltd.	26,660	119,924
	Korea Alcohol Industrial Co. Ltd.	70,875	712,798
	Korea Asset In Trust Co. Ltd.	256,587	588,845
*	Korea Circuit Co. Ltd.	27,422	393,475
	Korea Electric Terminal Co. Ltd.	32,314	1,466,067
	Korea Export Packaging Industrial Co. Ltd.	18,130	40,909
	Korea Investment Holdings Co. Ltd.	149,319	5,721,754
*	Korea Line Corp.	871,544	1,282,649
	Korea Movenex Co. Ltd.	134,001	610,946
#	Korea Petrochemical Ind Co. Ltd.	19,867	2,089,458
	Korea Real Estate Investment & Trust Co. Ltd.	742,948	728,827
	Korea United Pharm, Inc.	3,307	70,578
	Korea Zinc Co. Ltd.	5,571	2,158,108
	Korean Air Lines Co. Ltd.	446,626	8,620,871
	Korean Reinsurance Co.	545,536	2,959,571
	Kortek Corp.	52,428	329,980
	KPX Chemical Co. Ltd.	12,798	443,368
	KSS LINE Ltd.	82,545	547,893
	KT Skylife Co. Ltd.	116,305	554,921
	KTCS Corp.	33,683	83,901
	Ktis Corp.	138,562	320,802
	Kukdo Chemical Co. Ltd.	5,725	230,035
	Kukdong Oil & Chemicals Co. Ltd.	26,930	85,069
*	Kumho HT, Inc.	168,166	111,190
	Kumho Petrochemical Co. Ltd.	50,295	4,736,215
#*	Kumho Tire Co., Inc.	325,429	1,156,329
	KUMHOE&C Co. Ltd.	7,074	30,475
	Kumkang Kind Co. Ltd.	96,105	471,189
	Kwang Dong Pharmaceutical Co. Ltd.	81,119	409,900
*	KX Hitech Co. Ltd.	81,334	82,427
	Kyeryong Construction Industrial Co. Ltd.	39,211	472,730
	Kyobo Securities Co. Ltd.	108,288	435,147

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Kyungbang Co. Ltd.	61,163	$461,787
	Kyungdong Pharm Co. Ltd.	14,689	78,159
	Kyung-In Synthetic Corp.	6,399	21,004
	LEADCORP, Inc.	81,748	378,147
	LF Corp.	98,637	1,074,683
	LG Corp.	286,875	18,780,068
#*	LG Display Co. Ltd., ADR	2,627,277	13,950,841
	LG Electronics, Inc.	538,144	45,807,551
	LG HelloVision Co. Ltd.	155,009	485,469
	LG Uplus Corp.	1,141,523	8,959,757
	Lotte Chemical Corp.	64,890	7,667,441
#	Lotte Chilsung Beverage Co. Ltd.	8,566	822,393
	Lotte Corp.	93,211	1,860,940
*	Lotte Data Communication Co.	1,731	35,731
	LOTTE Fine Chemical Co. Ltd.	84,305	4,285,957
	LOTTE Himart Co. Ltd.	38,788	302,922
*	Lotte Non-Life Insurance Co. Ltd.	340,947	435,814
	Lotte Rental Co. Ltd.	3,131	64,117
	Lotte Shopping Co. Ltd.	38,263	2,101,274
#	Lotte Wellfood Co. Ltd.	8,064	600,750
#	LS Corp.	63,826	6,052,882
*	Lumens Co. Ltd.	190,857	200,601
*	LVMC Holdings	384,375	835,304
	LX Hausys Ltd.	28,062	1,224,817
	LX Holdings Corp.	153,703	1,000,931
#	LX International Corp.	149,044	4,496,010
	Maeil Dairies Co. Ltd.	6,841	218,950
	Maeil Holdings Co. Ltd.	2,216	15,003
	MegaStudy Co. Ltd.	43,791	353,367
	Meritz Financial Group, Inc.	207,859	8,025,488
	Mi Chang Oil Industrial Co. Ltd.	4,014	207,573
*	Mirae Asset Life Insurance Co. Ltd.	382,511	1,112,639
	Mirae Asset Securities Co. Ltd.	1,107,941	6,022,994
	MK Electron Co. Ltd.	88,121	1,061,760
	Mobase Electronics Co. Ltd.	16,407	32,211
	Moorim P&P Co. Ltd.	125,039	336,208
	Moorim Paper Co. Ltd.	129,927	244,350
	Motonic Corp.	51,452	358,873
	Muhak Co. Ltd.	20,838	87,960
	Nam Hwa Construction Co. Ltd.	23,163	147,261
	Namyang Dairy Products Co. Ltd.	1,824	611,391
*	Neowiz Holdings Corp.	19,890	383,040
#*Ω	Netmarble Corp.	45,199	1,745,384
	Nexen Corp.	120,151	388,720
	Nexen Tire Corp.	195,924	1,319,694
	NH Investment & Securities Co. Ltd., Class C	507,699	3,942,753
*	NHN Corp.	87,669	1,727,103
	NI Steel Co. Ltd.	17,889	92,623
	NICE Holdings Co. Ltd.	15,181	129,284
	Nice Information & Telecommunication, Inc.	11,567	210,332
	NICE Total Cash Management Co. Ltd., Class C	7,446	35,106
*	NK Co. Ltd.	25,998	21,910
	Nong Shim Holdings Co. Ltd.	11,334	593,412
	Nong Woo Bio Co. Ltd.	21,556	142,758
#	NongShim Co. Ltd.	10,400	3,235,847
	NOROO Paint & Coatings Co. Ltd.	54,335	336,905
	NOVAREX Co. Ltd.	19,084	121,636
	NPC	66,175	331,599
#*	OCI Co. Ltd.	25,583	2,733,617

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
#	OCI Holdings Co. Ltd.	56,461	$4,845,750
	OPTUS Pharmaceutical Co. Ltd.	21,387	88,127
#	Orion Holdings Corp.	129,555	1,414,107
*††	Osung Advanced Materials Co. Ltd.	213,691	238,079
#	Ottogi Corp.	2,343	654,855
	Pan Ocean Co. Ltd.	1,286,716	4,824,896
	Partron Co. Ltd.	83,890	541,256
	PHA Co. Ltd.	46,943	389,642
#	Poongsan Corp.	88,816	2,613,112
	Poongsan Holdings Corp.	28,395	819,836
#	POSCO Holdings, Inc., Sponsored ADR	833,801	104,633,687
	POSCO Holdings, Inc.	70,312	35,428,897
	Posco International Corp.	245,205	17,351,436
	POSCO Steeleon Co. Ltd.	2,494	147,130
	Pulmuone Co. Ltd.	3,364	26,166
	Rayence Co. Ltd.	15,304	124,526
*	RFTech Co. Ltd.	49,408	154,025
	Sajo Industries Co. Ltd.	12,362	384,743
	Sajodaerim Corp.	10,562	211,479
	Sam Young Electronics Co. Ltd.	66,503	466,111
	Sambo Corrugated Board Co. Ltd.	31,268	233,815
	Sambo Motors Co. Ltd.	63,534	318,225
	Samho Development Co. Ltd.	108,856	296,639
	SAMHWA Paints Industrial Co. Ltd.	68,665	331,402
	Samick Musical Instruments Co. Ltd.	299,467	264,176
	Samji Electronics Co. Ltd.	15,508	92,206
*	Samjin LND Co. Ltd.	82,899	154,699
*	Samkee Corp.	38,245	76,586
	Sammok S-Form Co. Ltd.	26,629	329,343
#	SAMPYO Cement Co. Ltd.	165,855	437,496
	Samsung C&T Corp.	214,285	17,361,504
	Samsung Card Co. Ltd.	106,008	2,369,111
	Samsung Electronics Co. Ltd.	2,159,089	118,215,797
	Samsung Fire & Marine Insurance Co. Ltd.	112,061	21,420,076
	Samsung Life Insurance Co. Ltd.	208,367	11,399,387
	Samsung SDS Co. Ltd.	41,096	4,137,274
	Samsung Securities Co. Ltd.	218,225	6,145,383
	SAMT Co. Ltd.	116,800	260,831
	Samyang Corp.	15,049	483,166
	Samyang Holdings Corp.	20,956	1,190,481
	Samyang Packaging Corp.	1,251	15,823
	Samyang Tongsang Co. Ltd.	7,531	297,891
#	Sangsangin Co. Ltd.	47,997	156,298
	SAVEZONE I&C Corp.	83,806	173,733
	SeAH Besteel Holdings Corp.	84,469	1,863,257
	SeAH Holdings Corp.	4,354	371,864
	SeAH Steel Corp.	5,976	737,161
	SeAH Steel Holdings Corp.	8,469	1,363,372
	Sebang Co. Ltd.	51,264	468,413
#	Sebang Global Battery Co. Ltd.	30,660	1,142,178
	Seegene, Inc.	28,464	520,346
*	Segyung Hitech Co. Ltd.	14,098	188,207
	Sejong Industrial Co. Ltd.	96,660	620,566
*	Sejong Telecom, Inc.	165,700	71,551
	Sempio Co.	1,814	73,374
	Seohan Co. Ltd.	460,494	361,542
#	Seoul Semiconductor Co. Ltd.	151,981	1,395,522
	SEOWONINTECH Co. Ltd.	6,241	29,099
	Seoyon Co. Ltd.	61,121	405,874

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Seoyon E-Hwa Co. Ltd.	81,828	$1,552,859
	SGC e Tec E&C Co. Ltd.	11,889	202,797
	SGC Energy Co. Ltd.	16,567	323,119
#	Shindaeyang Paper Co. Ltd.	79,366	349,768
	Shinhan Financial Group Co. Ltd.	709,922	19,539,384
#	Shinhan Financial Group Co. Ltd., ADR	1,007,399	27,814,286
	Shinsegae Engineering & Construction Co. Ltd.	14,942	173,791
	Shinsegae Food Co. Ltd.	2,444	77,725
	Shinsegae Information & Communication Co. Ltd.	6,640	70,193
	Shinsegae International, Inc.	25,882	334,249
	Shinsegae, Inc.	33,139	4,967,624
*	Shinsung Tongsang Co. Ltd.	11,144	15,857
	Shinwon Corp.	30,816	31,470
	Shinyoung Securities Co. Ltd.	25,871	1,132,235
*	Signetics Corp.	72,547	80,892
	Silla Co. Ltd.	36,116	255,321
	Simmtech Holdings Co. Ltd.	23,148	56,464
	SIMPAC, Inc.	112,228	418,349
	Sindoh Co. Ltd.	25,367	656,703
	Sinil Pharm Co. Ltd.	28,347	162,759
*	SK Chemicals Co. Ltd.	6,802	338,608
	SK D&D Co. Ltd.	2,764	44,690
	SK Discovery Co. Ltd.	55,468	1,560,361
	SK Gas Ltd.	6,258	598,389
	SK Hynix, Inc.	1,871,972	181,291,066
#*	SK Innovation Co. Ltd.	220,460	37,394,226
#	SK Networks Co. Ltd.	652,900	3,069,171
	SK Rent A Car Co. Ltd.	16,176	135,533
	SK Securities Co. Ltd.	1,783,971	889,043
	SK, Inc.	133,375	15,986,885
#	SL Corp.	64,147	1,891,330
*††	S-MAC Co. Ltd.	44,453	42,196
	SNT Dynamics Co. Ltd.	49,889	393,715
	SNT Holdings Co. Ltd.	35,428	439,827
	SNT Motiv Co. Ltd.	42,825	1,622,084
	S-Oil Corp.	127,059	7,469,055
*	Solborn, Inc.	31,485	106,195
	Songwon Industrial Co. Ltd.	42,555	594,786
#	Soulbrain Holdings Co. Ltd.	14,138	300,260
	Spigen Korea Co. Ltd.	7,426	196,356
	Sugentech, Inc.	26,010	159,869
	Suheung Co. Ltd.	12,964	275,809
	Sung Kwang Bend Co. Ltd.	91,464	1,151,603
*	Sungchang Enterprise Holdings Ltd.	256,533	419,895
	Sungshin Cement Co. Ltd.	89,238	643,218
#	Sungwoo Hitech Co. Ltd.	306,796	3,016,261
	Sunjin Co. Ltd.	49,238	315,903
*	Suprema, Inc.	3,215	54,693
	SurplusGLOBAL, Inc.	18,242	54,161
	Systems Technology, Inc.	26,631	596,691
	Tae Kyung Industrial Co. Ltd.	64,197	360,442
#	Taekwang Industrial Co. Ltd.	1,637	766,531
*††	Taewoong Co. Ltd.	82,505	1,117,586
	Taeyoung Engineering & Construction Co. Ltd.	102,807	292,378
	TechWing, Inc.	3,201	21,607
*	Thinkware Systems Corp.	19,864	194,938
	TK Corp.	35,200	583,052
*	Tongyang Life Insurance Co. Ltd.	235,783	653,531
	Tongyang, Inc.	243,708	183,280

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	Top Engineering Co. Ltd.	67,035	$322,730
	Tovis Co. Ltd.	48,071	497,508
	TS Corp.	219,521	520,718
	TY Holdings Co. Ltd.	136,004	745,989
	Uju Electronics Co. Ltd.	11,348	133,473
*	Unid Btplus Co. Ltd.	35,958	262,238
	Unid Co. Ltd.	19,927	941,372
	Uniquest Corp.	37,513	494,989
	Viatron Technologies, Inc.	23,585	182,857
	Visang Education, Inc.	45,065	161,583
	Webzen, Inc.	3,005	34,621
	Whanin Pharmaceutical Co. Ltd.	28,020	300,006
*	WillBes & Co.	332,697	131,327
#	WiSoL Co. Ltd.	74,300	382,543
*	WONIK CUBE Corp.	25,551	34,682
#*	Wonik Holdings Co. Ltd.	217,978	595,165
#	Wonik Materials Co. Ltd.	14,098	318,262
	Woongjin Thinkbig Co. Ltd.	113,256	211,495
*	Wooree Bio Co. Ltd.	48,737	79,936
	Woori Financial Group, Inc.	2,109,635	19,280,312
*	Woori Technology Investment Co. Ltd.	30,291	84,052
	Woorison F&G Co. Ltd.	126,099	175,478
	Y G-1 Co. Ltd.	76,255	350,028
*	YAS Co. Ltd.	3,173	25,337
	Y-entec Co. Ltd.	43,424	356,582
	Yoosung Enterprise Co. Ltd.	98,733	226,597
#	Young Poong Corp.	1,987	895,376
	Young Poong Precision Corp.	53,659	642,474
	Youngone Corp.	119,395	5,409,956
	Youngone Holdings Co. Ltd.	26,091	1,577,614
	Yuanta Securities Korea Co. Ltd.	499,036	1,026,862
	YuHwa Securities Co. Ltd.	130,435	243,581
	Yuyu Pharma, Inc.	30,382	115,742
	Zinus, Inc.	3,437	67,392
TOTAL SOUTH KOREA			1,489,132,243
TAIWAN — (16.8%)
	ABC Taiwan Electronics Corp.	13,000	11,436
	Abico Avy Co. Ltd.	647,364	504,217
#	Ability Enterprise Co. Ltd.	1,079,330	677,215
#	Acer, Inc.	12,869,109	14,371,437
#	ACES Electronic Co. Ltd.	564,778	540,778
*	Acon Holding, Inc.	45,000	15,204
	Acter Group Corp. Ltd.	52,000	251,099
	Action Electronics Co. Ltd.	85,000	48,731
#	Advanced International Multitech Co. Ltd.	463,000	1,158,371
	Advanced Optoelectronic Technology, Inc.	543,000	315,819
	AEON Motor Co. Ltd.	67,000	78,826
	AGV Products Corp.	1,831,211	811,412
*	Airmate Cayman International Co. Ltd.	50,557	29,506
*	ALI Corp.	162,000	97,998
#	Alltek Technology Corp.	177,120	225,112
	Alpha Networks, Inc.	1,065,086	1,491,622
#	Altek Corp.	1,387,365	1,577,753
#*	Ambassador Hotel	1,397,000	2,290,388
	Ampire Co. Ltd.	17,000	21,755
#	AMPOC Far-East Co. Ltd.	382,000	781,539
	AmTRAN Technology Co. Ltd.	3,746,011	1,640,320
	Apac Opto Electronics, Inc.	28,000	52,365

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	Apacer Technology, Inc.	534,210	$935,733
#	APCB, Inc.	740,000	413,867
	Apex Biotechnology Corp.	59,000	49,394
	Apex International Co. Ltd.	662,263	1,309,123
	Apex Science & Engineering	92,536	38,024
	Arcadyan Technology Corp.	422,000	1,950,930
	Ardentec Corp.	2,214,058	4,354,527
	Argosy Research, Inc.	25,000	108,426
	ASE Technology Holding Co. Ltd.	14,047,000	51,413,139
	Asia Cement Corp.	7,915,589	10,155,190
	Asia Electronic Material Co. Ltd.	144,000	79,833
	Asia Optical Co., Inc.	209,000	426,559
*	Asia Pacific Telecom Co. Ltd.	5,141,204	1,056,436
*	Asia Plastic Recycling Holding Ltd.	671,942	171,236
#	Asia Polymer Corp.	2,200,530	1,816,761
	Asia Tech Image, Inc.	68,000	145,756
	Asia Vital Components Co. Ltd.	1,127,487	11,586,727
#	ASolid Technology Co. Ltd.	16,000	48,156
	Asustek Computer, Inc.	2,322,000	26,968,392
	Aten International Co. Ltd.	7,000	18,956
	Audix Corp.	399,332	726,351
	AUO Corp., ADR	3,079,735	20,326,251
	Aver Information, Inc.	129,000	153,092
	Avermedia Technologies	109,600	72,799
*	Azurewave Technologies, Inc.	15,000	15,987
	Bank of Kaohsiung Co. Ltd.	2,917,204	1,179,988
	Basso Industry Corp.	255,000	335,736
#	BenQ Materials Corp.	132,000	176,078
	BES Engineering Corp.	7,377,443	2,360,133
#	Bin Chuan Enterprise Co. Ltd.	239,000	188,341
	Biostar Microtech International Corp.	901,055	721,719
#	Bright Led Electronics Corp.	539,000	308,947
	Brighton-Best International Taiwan, Inc.	92,000	97,220
	C Sun Manufacturing Ltd.	18,540	28,970
*	Cameo Communications, Inc.	1,053,712	399,506
	Capital Securities Corp.	9,159,158	4,656,030
*	Career Technology MFG. Co. Ltd.	1,535,085	1,203,395
#	Carnival Industrial Corp.	691,007	290,702
	Catcher Technology Co. Ltd.	2,080,000	11,501,825
	Cathay Chemical Works	296,000	326,229
	Cathay Financial Holding Co. Ltd.	23,968,201	34,935,431
	Cathay Real Estate Development Co. Ltd.	2,926,694	1,466,717
#	Cayman Engley Industrial Co. Ltd.	110,000	243,130
#	Celxpert Energy Corp.	419,000	413,109
	Center Laboratories, Inc.	103,000	195,347
#*	Central Reinsurance Co. Ltd.	1,026,148	784,484
#	Chain Chon Industrial Co. Ltd.	673,419	308,615
*	ChainQui Construction Development Co. Ltd.	571,393	275,796
	Champion Building Materials Co. Ltd.	1,207,445	390,173
	Chang Hwa Commercial Bank Ltd.	15,810,978	9,492,723
	Charoen Pokphand Enterprise	99,600	296,608
#	CHC Healthcare Group	551,000	1,084,218
	CHC Resources Corp.	17,000	28,064
#	Chen Full International Co. Ltd.	281,000	347,165
	Chenbro Micom Co. Ltd.	17,000	110,242
#	Cheng Loong Corp.	4,361,659	4,797,776
	Cheng Mei Materials Technology Corp.	2,110,880	837,021
	Cheng Shin Rubber Industry Co. Ltd.	5,918,000	7,253,877
	Cheng Uei Precision Industry Co. Ltd.	2,096,635	2,601,421

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#*	Chenming Electronic Technology Corp.	385,000	$566,176
	Chia Chang Co. Ltd.	635,000	789,642
#	Chia Hsin Cement Corp.	2,597,114	1,726,287
	Chian Hsing Forging Industrial Co. Ltd.	45,100	48,593
	Chicony Electronics Co. Ltd.	132,000	439,727
	Chien Kuo Construction Co. Ltd.	857,797	394,805
	Chien Shing Harbour Service Co. Ltd.	24,496	33,136
	China Airlines Ltd.	13,804,353	10,977,513
	China Bills Finance Corp.	3,514,000	1,649,662
#	China Chemical & Pharmaceutical Co. Ltd.	1,198,264	923,924
	China Container Terminal Corp.	82,000	54,248
#*	China Development Financial Holding Corp.	57,705,205	23,072,023
#	China Electric Manufacturing Corp.	1,100,432	633,183
	China General Plastics Corp.	1,108,585	858,221
#	China Glaze Co. Ltd.	602,799	303,167
#*	China Man-Made Fiber Corp.	6,929,014	1,776,866
	China Metal Products	1,402,969	1,731,402
	China Motor Corp.	1,026,099	2,890,051
#*	China Petrochemical Development Corp.	19,772,068	5,915,477
	China Steel Corp.	54,730,320	48,691,939
#	China Wire & Cable Co. Ltd.	434,600	496,186
#	Chinese Maritime Transport Ltd.	388,270	509,834
	Ching Feng Home Fashions Co. Ltd.	41,000	25,067
	Chin-Poon Industrial Co. Ltd.	2,049,815	2,227,021
	Chipbond Technology Corp.	2,302,000	5,088,963
	ChipMOS Technologies, Inc.	2,725,085	3,105,807
	ChipMOS Technologies, Inc., ADR	24,284	557,069
	Chong Hong Construction Co. Ltd.	97,000	245,413
	Chun YU Works & Co. Ltd.	834,750	677,748
#*	Chun Yuan Steel Industry Co. Ltd.	2,324,287	1,299,965
#	Chung Hwa Chemical Industrial Works Ltd.	57,000	63,104
#	Chung Hwa Pulp Corp.	1,942,353	1,988,088
*††	Chung Shing Textile Co.	600	0
	Chunghwa Chemical Synthesis & Biotech Co. Ltd.	35,000	82,059
	Chyang Sheng Dyeing & Finishing Co. Ltd.	167,000	80,580
#	Clevo Co.	1,297,000	1,369,248
	CMC Magnetics Corp.	5,117,019	2,153,397
#	CoAsia Electronics Corp.	319,704	122,155
#	Collins Co. Ltd.	641,224	374,249
	Compal Electronics, Inc.	16,126,332	15,655,887
#	Compeq Manufacturing Co. Ltd.	5,127,000	7,442,747
	Compucase Enterprise	57,000	120,969
#*	Concord Securities Co. Ltd.	2,251,489	1,133,235
#	Continental Holdings Corp.	2,142,540	1,828,403
#	Contrel Technology Co. Ltd.	714,000	403,709
	Coretronic Corp.	1,639,800	3,688,667
#	Coxon Precise Industrial Co. Ltd.	434,000	237,683
	CTBC Financial Holding Co. Ltd.	74,971,073	62,718,386
	CviLux Corp.	109,000	139,810
	CX Technology Co. Ltd.	51,750	45,224
#	CyberTAN Technology, Inc.	799,000	535,419
	DA CIN Construction Co. Ltd.	1,622,579	1,654,385
	Da-Li Development Co. Ltd.	30,000	30,326
	Darfon Electronics Corp.	398,000	556,979
#*	Darwin Precisions Corp.	2,051,635	1,090,795
	De Licacy Industrial Co. Ltd.	98,000	47,903
#	Depo Auto Parts Ind Co. Ltd.	538,000	1,895,573
	D-Link Corp.	2,996,068	1,928,007
	Dyaco International, Inc.	34,117	39,278

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	Dynamic Holding Co. Ltd.	1,331,873	$1,338,467
	Dynapack International Technology Corp.	750,000	1,919,392
	E.Sun Financial Holding Co. Ltd.	29,487,630	24,287,069
#*	Edimax Technology Co. Ltd.	982,902	522,009
	Edison Opto Corp.	636,250	554,518
#	Edom Technology Co. Ltd.	988,350	804,977
	Elite Advanced Laser Corp.	103,000	156,688
#	Elitegroup Computer Systems Co. Ltd.	1,627,395	1,534,797
††	ENG Electric Co. Ltd.	239,997	1,045
#	Ennoconn Corp.	142,599	1,377,041
	Ennostar, Inc.	2,513,210	3,962,425
	EnTie Commercial Bank Co. Ltd.	2,417,232	1,123,674
	Epileds Technologies, Inc.	79,000	40,509
#	Eson Precision Ind Co. Ltd.	229,000	521,247
	Eternal Materials Co. Ltd.	1,792,487	1,772,874
	Eva Airways Corp.	11,359,355	13,319,348
*	Everest Textile Co. Ltd.	2,357,813	667,426
	Evergreen International Storage & Transport Corp.	2,563,000	2,317,422
	Evergreen Marine Corp. Taiwan Ltd.	3,621,658	12,010,223
	Evergreen Steel Corp.	107,000	206,358
#	Everlight Chemical Industrial Corp.	779,950	525,513
	Everlight Electronics Co. Ltd.	2,272,000	3,757,969
	Excel Cell Electronic Co. Ltd.	37,000	29,931
#	Excelsior Medical Co. Ltd.	528,253	1,537,466
	Far Eastern Department Stores Ltd.	4,119,445	2,866,290
	Far Eastern International Bank	12,877,978	4,863,658
	Far Eastern New Century Corp.	13,226,528	12,509,355
	Farcent Enterprise Co. Ltd.	11,000	21,218
	Farglory Land Development Co. Ltd.	1,437,264	2,627,208
#	Feedback Technology Corp.	115,000	325,120
	Feng Hsin Steel Co. Ltd.	28,000	61,543
	First Financial Holding Co. Ltd.	28,124,229	26,017,338
#	First Hi-Tec Enterprise Co. Ltd.	11,000	38,027
#	First Hotel	890,857	450,855
	First Insurance Co. Ltd.	1,382,064	717,012
#*	First Steamship Co. Ltd.	3,419,042	942,540
#	FIT Holding Co. Ltd.	241,150	256,648
#	Fitipower Integrated Technology, Inc.	287,000	1,291,739
	Fittech Co. Ltd.	118,000	261,940
	FLEXium Interconnect, Inc.	1,453,000	4,306,030
#	Forcecon Tech Co. Ltd.	135,000	639,329
	Forest Water Environment Engineering Co. Ltd.	21,400	20,373
	Formosa Advanced Technologies Co. Ltd.	968,000	1,247,820
	Formosa Chemicals & Fibre Corp.	6,579,000	13,695,776
#	Formosa Laboratories, Inc.	530,478	1,716,499
#	Formosa Plastics Corp.	9,924,000	26,275,683
#	Formosa Taffeta Co. Ltd.	3,065,511	2,513,407
	Formosan Rubber Group, Inc.	1,291,957	876,581
	Formosan Union Chemical	1,809,843	1,461,857
#	Founding Construction & Development Co. Ltd.	1,012,418	591,399
	Foxconn Technology Co. Ltd.	3,210,142	5,702,589
	Foxsemicon Integrated Technology, Inc.	34,000	200,080
#	Franbo Lines Corp.	190,360	99,756
#	Froch Enterprise Co. Ltd.	1,037,734	677,904
	FSP Technology, Inc.	793,292	1,253,287
	Fu Chun Shin Machinery Manufacture Co. Ltd.	117,570	60,707
#	Fu Hua Innovation Co. Ltd.	960,915	1,745,485
	Fubon Financial Holding Co. Ltd.	28,614,681	59,724,990
#	Fulgent Sun International Holding Co. Ltd.	118,000	470,379

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Fullerton Technology Co. Ltd.	529,200	$317,596
#	Fulltech Fiber Glass Corp.	2,035,265	998,744
#	Fwusow Industry Co. Ltd.	1,241,194	797,053
#	G Shank Enterprise Co. Ltd.	761,902	1,210,570
#	Gamania Digital Entertainment Co. Ltd.	148,000	332,953
#	Gemtek Technology Corp.	1,877,962	1,923,129
	General Interface Solution Holding Ltd.	997,000	2,147,244
	Getac Holdings Corp.	785,065	1,696,613
*	Giantplus Technology Co. Ltd.	1,722,100	892,090
	Gigabyte Technology Co. Ltd.	553,287	5,546,149
	Global Brands Manufacture Ltd.	1,520,154	2,486,630
#	Global Lighting Technologies, Inc.	160,000	261,125
	Global Mixed Mode Technology, Inc.	29,000	188,395
	Global PMX Co. Ltd.	10,000	44,339
	Global View Co. Ltd.	53,000	50,775
#*	Globe Union Industrial Corp.	1,309,126	562,610
	Gloria Material Technology Corp.	1,886,116	3,213,307
	GMI Technology, Inc.	60,221	43,834
	Goldsun Building Materials Co. Ltd., Class C	5,138,171	4,312,425
#	Good Will Instrument Co. Ltd.	172,746	189,693
	Gourmet Master Co. Ltd.	183,000	720,286
#	Grand Fortune Securities Co. Ltd.	950,929	408,727
#	Grand Pacific Petrochemical	4,778,000	2,800,488
	Great China Metal Industry	842,000	664,830
*	Great Wall Enterprise Co. Ltd.	1,955,236	3,727,018
	Greatek Electronics, Inc.	425,000	825,221
*††	Green Energy Technology, Inc.	1,424,880	0
#	GTM Holdings Corp.	622,900	558,613
#	Hannstar Board Corp.	1,693,488	2,682,336
*	HannStar Display Corp.	5,060,435	2,242,027
	HannsTouch Holdings Co.	3,034,001	1,048,910
	Hanpin Electron Co. Ltd.	286,000	315,022
#	Harvatek Corp.	824,553	603,990
	Heran Co. Ltd.	10,000	36,320
	Hey Song Corp.	1,745,500	2,223,034
	Hi-Clearance, Inc.	4,296	19,416
	Highlight Tech Corp.	30,000	49,407
	Highwealth Construction Corp.	1,670,050	2,250,125
#	Hiroca Holdings Ltd.	346,000	424,366
#	Hitron Technology, Inc.	84,000	122,611
	Ho Tung Chemical Corp.	4,467,475	1,210,725
#	Hocheng Corp.	1,108,066	753,150
#	Hold-Key Electric Wire & Cable Co. Ltd.	49,699	44,250
	Holy Stone Enterprise Co. Ltd.	268,800	834,817
	Hon Hai Precision Industry Co. Ltd.	43,399,192	150,175,550
*	Hong Pu Real Estate Development Co. Ltd.	1,038,655	872,753
#	Hong TAI Electric Industrial	1,260,000	1,057,787
#	Hong YI Fiber Industry Co.	753,000	400,194
*	Horizon Securities Co. Ltd.	231,820	98,162
	Hsin Kuang Steel Co. Ltd.	114,000	176,882
	Hsing TA Cement Co.	862,614	469,791
*	HTC Corp.	70,000	124,675
#	HUA ENG Wire & Cable Co. Ltd.	166,035	109,093
#	Hua Nan Financial Holdings Co. Ltd., Class C	23,461,692	16,620,607
#	Huaku Development Co. Ltd.	850,000	2,450,546
	Huang Hsiang Construction Corp.	127,000	161,620
#	Hung Ching Development & Construction Co. Ltd.	857,468	652,483
#	Hung Sheng Construction Ltd.	1,724,269	1,117,238
	Huxen Corp.	173,281	280,282

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Hwa Fong Rubber Industrial Co. Ltd.	62,000	$28,113
#	Hwacom Systems, Inc.	345,000	209,209
*	IBF Financial Holdings Co. Ltd.	13,653,796	5,219,132
#	Ichia Technologies, Inc.	1,182,260	1,333,249
	I-Chiun Precision Industry Co. Ltd.	383,532	567,567
*	Ideal Bike Corp.	94,000	30,134
#	IEI Integration Corp.	199,200	522,571
#	Infortrend Technology, Inc.	1,013,000	787,373
	Innolux Corp.	31,079,847	16,504,180
	Inpaq Technology Co. Ltd.	312,250	498,819
#	Integrated Service Technology, Inc.	128,570	461,267
	IntelliEPI, Inc.	5,000	9,161
#	International CSRC Investment Holdings Co.	3,996,166	2,645,671
#	Inventec Corp.	8,918,277	18,141,487
	Iron Force Industrial Co. Ltd.	44,000	133,585
#	ITE Technology, Inc.	748,479	3,690,262
	ITEQ Corp.	427,000	1,079,311
#	Jarllytec Co. Ltd.	252,000	551,157
	Jean Co. Ltd.	464,845	268,991
	Jess-Link Products Co. Ltd.	419,500	903,270
	Jiin Yeeh Ding Enterprise Co. Ltd.	28,000	43,922
*	Jinli Group Holdings Ltd.	760,532	251,818
	Joinsoon Electronics Manufacturing Co. Ltd.	46,000	33,624
#	K Laser Technology, Inc.	785,601	661,850
#	Kaimei Electronic Corp.	143,400	293,939
	Kaulin Manufacturing Co. Ltd.	565,656	262,974
	Kedge Construction Co. Ltd.	27,324	62,409
	KEE TAI Properties Co. Ltd.	1,612,000	626,391
	Kenda Rubber Industrial Co. Ltd.	974,409	910,669
	Kerry TJ Logistics Co. Ltd.	76,000	87,402
*	Key Ware Electronics Co. Ltd.	123,678	47,273
	Kindom Development Co. Ltd.	1,887,000	1,837,271
	King Chou Marine Technology Co. Ltd.	268,100	339,722
	King Yuan Electronics Co. Ltd.	6,300,805	12,661,094
	King's Town Bank Co. Ltd.	4,347,012	4,981,734
*	King's Town Construction Co. Ltd.	437,380	432,978
#	Kinko Optical Co. Ltd.	681,756	611,467
	Kinpo Electronics	5,886,375	3,249,472
#	Kinsus Interconnect Technology Corp.	1,496,000	4,940,035
	Ko Ja Cayman Co. Ltd.	53,000	78,594
#	KS Terminals, Inc.	116,000	290,966
#*	Kung Sing Engineering Corp.	2,331,875	534,339
#	Kuo Toong International Co. Ltd.	1,052,808	1,235,450
*	Kuo Yang Construction Co. Ltd.	199,000	122,338
	Kwong Fong Industries Corp.	481,649	164,804
	Kwong Lung Enterprise Co. Ltd.	156,000	276,501
#	KYE Systems Corp.	1,182,909	433,396
	L&K Engineering Co. Ltd.	807,000	2,036,426
	LAN FA Textile	985,713	297,695
	Largan Precision Co. Ltd.	330,000	22,889,342
	Laster Tech Corp. Ltd.	38,000	63,734
#	Lealea Enterprise Co. Ltd.	3,846,898	1,298,768
#	LEE CHI Enterprises Co. Ltd.	891,900	481,635
#	Lelon Electronics Corp.	115,000	221,768
#*	Li Peng Enterprise Co. Ltd.	2,332,381	582,620
	Lida Holdings Ltd.	316,680	319,678
*	Lien Hwa Industrial Holdings Corp.	1,915,465	3,901,055
	Lingsen Precision Industries Ltd.	1,924,480	1,149,174
	Lite-On Technology Corp.	7,988,738	38,412,205

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Liton Technology Corp.	52,000	$63,006
#*	Long Bon International Co. Ltd.	855,880	450,830
	Long Da Construction & Development Corp.	129,000	90,381
	Longchen Paper & Packaging Co. Ltd.	4,229,859	2,291,776
	Longwell Co.	78,000	153,054
	Lu Hai Holding Corp.	51,700	52,034
#	Lucky Cement Corp.	726,000	410,558
*	Lung Yen Life Service Corp.	71,000	83,824
#	Macauto Industrial Co. Ltd.	74,000	189,074
#	Macronix International Co. Ltd.	9,654,605	9,608,428
	Mayer Steel Pipe Corp.	597,456	510,081
	Maywufa Co. Ltd.	182,070	125,844
#	Mega Financial Holding Co. Ltd.	22,741,940	29,162,207
	Mercuries & Associates Holding Ltd.	2,114,949	986,736
#*	Mercuries Life Insurance Co. Ltd.	8,124,762	1,358,107
	Merry Electronics Co. Ltd.	129,000	374,833
	Micro-Star International Co. Ltd.	44,000	272,912
#	MIN AIK Technology Co. Ltd.	822,600	531,944
	Mirle Automation Corp.	79,000	98,126
#	Mitac Holdings Corp.	2,644,682	3,967,167
#	MOSA Industrial Corp.	277,007	231,705
	MPI Corp.	388,000	2,534,475
#	Namchow Holdings Co. Ltd.	310,000	482,136
	Nan Pao Resins Chemical Co. Ltd.	14,000	80,309
*	Nan Ren Lake Leisure Amusement Co. Ltd.	761,739	304,417
	Nan Ya Plastics Corp.	14,937,000	33,285,904
#	Nang Kuang Pharmaceutical Co. Ltd.	35,000	68,428
	Nantex Industry Co. Ltd.	128,000	148,237
#	Nanya Technology Corp.	6,080,000	14,030,040
*	New Era Electronics Co. Ltd.	168,000	103,607
	Nichidenbo Corp.	94,000	159,580
#	Nien Hsing Textile Co. Ltd.	647,061	406,861
#	Niko Semiconductor Co. Ltd.	72,000	119,625
#	Nishoku Technology, Inc.	194,000	509,552
	O-Bank Co. Ltd.	2,696,604	857,811
	Ocean Plastics Co. Ltd.	80,000	88,412
*	Optimax Technology Corp.	87,000	69,028
#	Orient Semiconductor Electronics Ltd.	1,517,670	2,180,963
	Oriental Union Chemical Corp.	40,000	27,910
	Pacific Construction Co.	1,755,452	512,778
#	Paiho Shih Holdings Corp.	143,850	96,575
	Pan German Universal Motors Ltd.	6,000	60,209
	Pan Jit International, Inc.	371,100	861,732
	Pan-International Industrial Corp.	2,067,444	2,741,840
#*	PChome Online, Inc.	216,000	310,758
	Pegatron Corp.	9,540,998	23,233,354
	Phison Electronics Corp.	105,000	1,369,020
	Pixart Imaging, Inc.	442,000	1,626,033
	Plastron Precision Co. Ltd.	125,156	73,598
*	Plotech Co. Ltd.	522,000	288,205
	Posiflex Technology, Inc.	14,000	50,269
	Pou Chen Corp.	8,256,550	8,215,893
#	Powerchip Semiconductor Manufacturing Corp.	9,291,000	8,880,950
	Powertech Technology, Inc.	1,421,000	5,008,323
	Powertip Technology Corp.	56,000	29,236
	President Securities Corp.	4,203,263	2,727,445
	Primax Electronics Ltd.	1,335,000	2,744,444
	Prince Housing & Development Corp.	5,765,018	2,100,988
*††	Prodisc Technology, Inc.	6,185,157	0

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	Promate Electronic Co. Ltd.	181,000	$261,098
#	Prosperity Dielectrics Co. Ltd.	102,000	131,650
	P-Two Industries, Inc.	62,000	71,047
	Qisda Corp.	6,977,171	11,080,827
	QST International Corp.	16,500	32,139
	Qualipoly Chemical Corp.	290,593	338,098
	Quang Viet Enterprise Co. Ltd.	25,000	98,379
	Quanta Computer, Inc.	6,896,000	52,463,795
#	Quanta Storage, Inc.	488,000	1,672,282
#	Quintain Steel Co. Ltd.	1,184,301	642,972
#	Radiant Opto-Electronics Corp.	1,869,000	7,177,396
	Radium Life Tech Co. Ltd.	3,668,226	1,055,420
	Rechi Precision Co. Ltd.	171,000	129,458
*	Rexon Industrial Corp. Ltd.	35,000	39,735
#	Rich Development Co. Ltd.	2,783,054	851,216
*	Ritek Corp.	3,656,449	1,065,807
*††	Roo Hsing Co. Ltd.	739,000	91,944
	Ruentex Development Co. Ltd.	1,281,000	1,453,575
	Ruentex Industries Ltd.	2,581,385	5,099,060
#	Sampo Corp.	1,851,340	1,636,110
	San Fang Chemical Industry Co. Ltd.	23,000	17,355
#	San Far Property Ltd.	1,393,560	629,820
#	Sanyang Motor Co. Ltd.	2,494,624	6,276,274
	Scan-D Corp.	33,000	46,050
	Sea Sonic Electronics Co. Ltd.	12,000	39,408
	Senao International Co. Ltd.	33,000	37,301
	Sercomm Corp.	60,000	233,758
#	Sesoda Corp.	787,279	856,021
	Shanghai Commercial & Savings Bank Ltd.	3,156,566	4,424,723
#	Shan-Loong Transportation Co. Ltd.	436,000	456,383
#	Sharehope Medicine Co. Ltd.	188,900	229,721
	Sheng Yu Steel Co. Ltd.	611,000	477,978
	ShenMao Technology, Inc.	143,000	311,211
#	Shih Her Technologies, Inc.	260,000	579,688
	Shih Wei Navigation Co. Ltd.	1,332,534	831,823
#	Shihlin Electric & Engineering Corp.	961,000	4,538,149
	Shin Foong Specialty & Applied Materials Co. Ltd.	25,000	41,976
#*	Shin Kong Financial Holding Co. Ltd.	41,812,909	12,833,968
	Shin Zu Shing Co. Ltd.	879,842	2,378,259
#*	Shining Building Business Co. Ltd.	1,544,368	506,699
	Shinkong Insurance Co. Ltd.	1,019,412	1,755,031
	Shinkong Synthetic Fibers Corp.	6,366,754	3,476,310
	ShunSin Technology Holding Ltd.	87,000	281,518
#*	Shuttle, Inc.	1,693,015	845,145
#	Sigurd Microelectronics Corp.	2,351,231	3,964,978
	Silitech Technology Corp.	49,878	54,156
	Simplo Technology Co. Ltd.	80,000	783,047
	Sincere Navigation Corp.	1,484,242	891,770
	Singatron Enterprise Co. Ltd.	56,000	58,470
	Sinher Technology, Inc.	303,000	337,688
	Sinmag Equipment Corp.	13,000	54,655
#	Sinon Corp.	1,847,877	2,136,446
	SinoPac Financial Holdings Co. Ltd.	39,354,266	23,370,201
	Sinyi Realty, Inc.	77,000	71,130
	Sirtec International Co. Ltd.	476,200	447,582
#	Siward Crystal Technology Co. Ltd.	722,875	800,947
#	Soft-World International Corp.	44,000	141,474
#	Solar Applied Materials Technology Corp.	222,000	265,821
#	Solomon Technology Corp.	434,000	551,600

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Solteam, Inc.	62,742	$84,011
	Southeast Cement Co. Ltd.	901,700	577,089
#	Spirox Corp.	356,563	491,695
	Sports Gear Co. Ltd.	5,000	10,184
	St Shine Optical Co. Ltd.	5,000	34,427
#*	Sun Yad Construction Co. Ltd.	150,000	56,169
	Sunonwealth Electric Machine Industry Co. Ltd.	163,000	686,966
#	Sunplus Technology Co. Ltd.	416,000	408,355
	Sunrex Technology Corp.	482,108	650,989
#	Sunspring Metal Corp.	580,569	411,254
	Supreme Electronics Co. Ltd.	2,251,726	3,463,732
	Swancor Holding Co. Ltd.	50,000	140,547
	Sweeten Real Estate Development Co. Ltd.	862,114	713,879
#	Syncmold Enterprise Corp.	116,000	213,485
	Synnex Technology International Corp.	4,727,550	8,910,167
	T3EX Global Holdings Corp.	97,000	223,386
#	TA Chen Stainless Pipe	2,158,392	2,715,951
#	Tah Hsin Industrial Corp.	324,701	732,324
#	TA-I Technology Co. Ltd.	172,500	249,491
*	Tai Tung Communication Co. Ltd.	508,535	281,553
	Taichung Commercial Bank Co. Ltd.	26,631,629	12,642,138
#	TaiDoc Technology Corp.	135,000	794,496
#	Taiflex Scientific Co. Ltd.	967,960	1,296,900
	Taimide Tech, Inc.	261,000	410,313
	Tainan Enterprises Co. Ltd.	338,183	267,287
	Tainan Spinning Co. Ltd.	6,079,485	3,011,034
	Tai-Saw Technology Co. Ltd.	158,000	140,376
#	Taishin Financial Holding Co. Ltd.	38,559,670	22,432,479
#	Taita Chemical Co. Ltd.	607,394	388,203
	TAI-TECH Advanced Electronics Co. Ltd.	75,000	278,579
	Taiwan Business Bank	21,565,705	9,901,211
	Taiwan Cement Corp.	19,141,110	22,743,641
	Taiwan Chinsan Electronic Industrial Co. Ltd.	339,488	388,936
	Taiwan Cooperative Financial Holding Co. Ltd.	26,248,837	24,571,363
	Taiwan Fertilizer Co. Ltd.	2,413,000	4,932,275
*	Taiwan Fire & Marine Insurance Co. Ltd.	1,283,000	939,068
	Taiwan FU Hsing Industrial Co. Ltd.	661,000	899,781
#*	Taiwan Glass Industry Corp.	3,675,982	2,528,004
	Taiwan Hon Chuan Enterprise Co. Ltd.	1,317,932	4,519,557
#	Taiwan Hopax Chemicals Manufacturing Co. Ltd.	731,000	939,082
*††	Taiwan Kolin Co. Ltd.	5,797,000	0
††	Taiwan Land Development Corp.	4,185,322	66,922
	Taiwan Navigation Co. Ltd.	1,131,000	994,022
	Taiwan Paiho Ltd.	300,000	553,264
	Taiwan PCB Techvest Co. Ltd.	1,421,946	1,966,331
	Taiwan Shin Kong Security Co. Ltd.	134,390	171,933
	Taiwan Steel Union Co. Ltd.	8,000	22,977
#	Taiwan Styrene Monomer	568,000	296,595
	Taiwan Surface Mounting Technology Corp.	1,330,991	3,836,691
#*	Taiwan TEA Corp.	2,838,092	2,617,511
#	Taiwan Union Technology Corp.	988,000	3,935,145
	Taiyen Biotech Co. Ltd.	569,217	633,316
#*	Tatung Co. Ltd.	4,848,000	7,649,741
	TBI Motion Technology Co. Ltd.	9,000	11,172
	Te Chang Construction Co. Ltd.	16,260	44,265
	Teco Electric & Machinery Co. Ltd.	5,602,725	9,605,962
#	Tera Autotech Corp.	24,863	26,749
	Test Research, Inc.	77,000	149,738
	Test Rite International Co. Ltd.	1,140,266	727,787

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
*	Tex-Ray Industrial Co. Ltd.	359,000	$142,252
	Thinking Electronic Industrial Co. Ltd.	33,000	168,408
	Thye Ming Industrial Co. Ltd.	55,600	94,707
#	Ting Sin Co. Ltd.	65,698	20,290
	Ton Yi Industrial Corp.	3,904,600	2,214,838
#	Tong Hsing Electronic Industries Ltd.	679,600	3,418,420
	Tong Ming Enterprise Co. Ltd.	16,000	17,742
	Tong Yang Industry Co. Ltd.	1,937,000	3,747,154
	Tong-Tai Machine & Tool Co. Ltd.	995,447	646,727
	Top Bright Holding Co. Ltd.	5,000	16,340
#	Top Union Electronics Corp.	197,973	226,422
	Topco Technologies Corp.	18,000	39,495
#	Topkey Corp.	70,000	381,330
#	Topoint Technology Co. Ltd.	663,459	713,862
	Toung Loong Textile Manufacturing	104,040	81,236
	TPK Holding Co. Ltd.	1,941,000	2,421,834
	Transcend Information, Inc.	76,000	172,344
#	Tripod Technology Corp.	2,416,000	13,004,937
#	Tsann Kuen Enterprise Co. Ltd.	181,182	248,084
	TSC Auto ID Technology Co. Ltd.	2,000	18,158
	TSRC Corp.	352,000	281,407
	TST Group Holding Ltd.	6,000	30,589
	Tung Ho Steel Enterprise Corp.	2,960,593	5,271,442
	Tung Ho Textile Co. Ltd.	23,000	13,074
	TXC Corp.	1,355,000	3,818,129
	TYC Brother Industrial Co. Ltd.	981,723	1,042,339
*	Tycoons Group Enterprise	2,388,337	687,251
	Tyntek Corp.	1,448,097	997,468
#	UDE Corp.	353,000	738,685
	U-Ming Marine Transport Corp.	1,728,000	2,343,791
#	Unic Technology Corp.	219,000	161,788
	Union Bank Of Taiwan	12,079,836	5,981,644
	Unitech Computer Co. Ltd.	477,739	527,898
#*	Unitech Printed Circuit Board Corp.	3,306,346	1,861,803
#	United Microelectronics Corp.	35,813,681	53,817,178
*	United Orthopedic Corp.	105,000	244,529
	United Radiant Technology	20,000	12,453
*††	Unity Opto Technology Co. Ltd.	2,993,000	0
	Univacco Technology, Inc.	46,000	37,754
#	Universal Cement Corp.	2,278,960	2,119,438
	Universal, Inc.	97,000	68,844
	UPC Technology Corp.	3,750,598	2,003,564
	USI Corp.	4,178,827	3,102,123
	Usun Technology Co. Ltd.	128,100	153,990
	U-Tech Media Corp.	125,000	60,881
	Utechzone Co. Ltd.	11,000	28,488
	Ve Wong Corp.	912,806	1,233,576
	Ventec International Group Co. Ltd., Class C	9,000	23,827
*	Victory New Materials Ltd. Co.	626,687	255,399
	Viking Tech Corp.	55,000	91,856
	Wafer Works Corp.	184,000	249,262
#	Wah Hong Industrial Corp.	406,516	397,947
	Wah Lee Industrial Corp.	862,100	2,222,301
	Walsin Lihwa Corp.	9,493,972	12,119,318
	Walsin Technology Corp.	1,456,000	4,401,303
#	Walton Advanced Engineering, Inc.	1,262,853	587,351
	Wan Hai Lines Ltd.	2,300,000	3,696,843
	We & Win Development Co. Ltd.	79,000	17,993
	Wei Chuan Foods Corp.	466,000	294,068

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Weikeng Industrial Co. Ltd.	2,081,490	$2,291,426
	Well Shin Technology Co. Ltd.	444,080	696,017
	WELLELL, Inc.	134,000	131,985
#*	Wha Yu Industrial Co. Ltd.	238,000	145,747
	Winbond Electronics Corp.	16,131,572	15,120,566
	Winmate, Inc.	28,000	124,451
#	Winstek Semiconductor Co. Ltd.	247,000	664,073
*††	Wintek Corp.	20,783,484	0
#	Wisdom Marine Lines Co. Ltd.	1,926,364	2,798,738
#	Wistron Corp.	14,073,343	63,523,289
	Wistron Information Technology & Services Corp.	10,659	53,422
	Wistron NeWeb Corp.	454,000	1,614,967
#	WPG Holdings Ltd.	7,842,284	12,604,582
	WT Microelectronics Co. Ltd.	2,114,751	4,621,579
	WUS Printed Circuit Co. Ltd.	857,668	1,227,300
	Xxentria Technology Materials Corp.	81,400	183,568
	Ya Horng Electronic Co. Ltd.	22,000	34,510
#	Yageo Corp.	874,019	12,813,416
	Yang Ming Marine Transport Corp.	7,544,000	11,190,813
#	YC INOX Co. Ltd.	1,861,446	1,624,611
	YCC Parts Manufacturing Co. Ltd.	10,000	14,401
#	Yea Shin International Development Co. Ltd.	1,005,156	793,264
	Yem Chio Co. Ltd.	2,519,746	1,191,042
#	Yen Sun Technology Corp.	100,000	147,098
	Yeong Guan Energy Technology Group Co. Ltd.	386,820	713,345
	YFC-Boneagle Electric Co. Ltd.	35,449	28,367
#	YFY, Inc.	4,577,847	5,373,666
#	Yi Jinn Industrial Co. Ltd.	1,140,142	631,363
#*	Yieh Hsing Enterprise Co. Ltd.	216,000	68,163
#	Yieh Phui Enterprise Co. Ltd.	3,727,178	1,777,133
#	Young Fast Optoelectronics Co. Ltd.	432,000	484,972
#	Youngtek Electronics Corp.	596,047	1,291,365
	Yuanta Financial Holding Co. Ltd.	37,902,593	29,474,100
#	Yuen Chang Stainless Steel Co. Ltd., Class C	161,000	92,622
#	Yulon Motor Co. Ltd.	2,766,350	7,235,205
	Yung Chi Paint & Varnish Manufacturing Co. Ltd.	214,687	515,972
	YungShin Global Holding Corp.	184,000	255,971
#	Zeng Hsing Industrial Co. Ltd.	117,358	396,319
	Zenitron Corp.	940,000	935,858
#	Zero One Technology Co. Ltd.	699,391	1,519,669
	Zhen Ding Technology Holding Ltd.	3,471,000	11,631,445
#	Zig Sheng Industrial Co. Ltd.	1,985,352	629,847
*	Zinwell Corp.	701,000	472,962
	Zippy Technology Corp.	63,000	105,594
	Zyxel Group Corp.	1,288,793	2,223,199
TOTAL TAIWAN			1,949,663,929
THAILAND — (2.1%)
	AAPICO Hitech PCL, NVDR	85,550	83,104
	AAPICO Hitech PCL	1,078,747	1,047,901
	AP Thailand PCL	12,946,830	4,614,581
	Asia Green Energy PCL	183,370	14,464
	Bangchak Corp. PCL	5,827,100	6,511,677
	Bangkok Bank PCL	3,293,353	16,501,042
	Bangkok Bank PCL, NVDR	259,600	1,300,702
	Bangkok Commercial Asset Management PCL	258,400	83,041
	Bangkok Insurance PCL	181,628	1,634,340
	Bangkok Land PCL	60,356,096	1,428,286
	Bangkok Life Assurance PCL, NVDR	314,100	222,071

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
THAILAND — (Continued)
*	Bangkok Ranch PCL	1,502,500	$125,542
	Banpu PCL	29,652,733	8,446,530
	Berli Jucker PCL	3,515,000	3,594,201
	BG Container Glass PCL	161,900	44,461
	Cal-Comp Electronics Thailand PCL, Class F	18,481,921	1,069,107
	Charoen Pokphand Foods PCL	18,111,400	10,741,304
*	Country Group Development PCL	12,272,400	132,660
*	Country Group Holdings PCL, Class F	1,781,200	39,029
*	Demco PCL	1,585,700	142,686
*	Demco PCL	317,140	0
	Do Day Dream PCL	60,600	21,245
	Eastern Water Resources Development & Management PCL, Class F	752,100	102,393
	Esso Thailand PCL	2,196,700	606,473
	GFPT PCL	1,818,500	642,847
	Global Green Chemicals PCL, Class F	503,800	173,680
	ICC International PCL	2,067,400	2,687,779
	Indorama Ventures PCL	3,578,100	3,580,321
	Interlink Communication PCL	142,500	29,975
	Interlink Telecom PCL	2,081,000	134,969
	IRPC PCL	46,900,700	3,343,321
*	Italian-Thai Development PCL	23,534,600	983,223
	Kasikornbank PCL, NVDR	843,501	3,105,025
	Khon Kaen Sugar Industry PCL	8,302,207	742,205
#	Kiatnakin Phatra Bank PCL	834,400	1,352,933
	Krung Thai Bank PCL	9,614,300	5,758,117
	Lalin Property PCL	204,200	52,200
	Lanna Resources PCL	274,200	128,173
	LH Financial Group PCL	7,280,746	227,598
	LPN Development PCL	6,633,702	810,105
	MCS Steel PCL	252,300	47,912
*	Millcon Steel PCL	6,680,850	83,928
*	Nawarat Patanakarn PCL	3,182,100	47,413
	Northeast Rubber PCL	795,188	109,188
	Origin Property PCL, Class F	351,800	107,918
	Polyplex Thailand PCL	1,388,225	592,136
*	Power Solution Technologies PCL, Class F	3,438,240	116,521
	Precious Shipping PCL	2,269,669	623,303
	Property Perfect PCL	44,279,235	478,642
	Pruksa Holding PCL	3,734,400	1,440,137
	PTT Exploration & Production PCL	4,457,400	20,770,706
	PTT Global Chemical PCL	6,147,241	7,093,920
	PTT PCL	47,224,300	48,288,369
	Quality Houses PCL	20,628,147	1,374,055
*	Rabbit Holdings PCL, Class F	3,086,100	47,785
	Regional Container Lines PCL	706,600	495,443
	Rojana Industrial Park PCL	3,419,573	564,455
*	S Hotels & Resorts PCL	1,300,667	108,678
	Saha Pathana Inter-Holding PCL	2,248,100	4,548,250
	Saha Pathanapibul PCL	1,052,533	1,944,936
	Sahakol Equipment PCL	1,206,900	40,549
	Saha-Union PCL	1,568,500	1,409,090
	Sansiri PCL	66,481,166	3,884,522
	SC Asset Corp. PCL	8,392,953	1,127,929
	SCB X PCL	2,709,600	8,905,671
	Sena Development PCL	1,331,366	115,911
	Siam Cement PCL	1,659,700	15,758,755
	Siam City Cement PCL	170,400	682,023
	Siamgas & Petrochemicals PCL	444,700	106,534
	Singha Estate PCL	547,000	19,496

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
THAILAND — (Continued)
#	Sino-Thai Engineering & Construction PCL	2,726,605	$868,276
	SNC Former PCL	95,000	28,310
	Somboon Advance Technology PCL	1,338,100	754,492
	SPCG PCL	1,807,900	670,791
	Sri Trang Agro-Industry PCL	4,715,857	2,245,728
	Sri Trang Gloves Thailand PCL	2,907,100	611,507
	Srithai Superware PCL	5,665,600	201,936
	Star Petroleum Refining PCL	5,135,700	1,312,855
*	STP & I PCL	5,500,900	617,126
	Supalai PCL	6,930,700	4,292,615
*	Super Energy Corp. PCL	94,035,409	1,373,632
	Susco PCL	912,000	96,452
*	Syntec Construction PCL	5,229,800	236,824
	Tata Steel Thailand PCL	2,480,900	60,883
	Thai Oil PCL	4,944,174	7,402,810
	Thai Stanley Electric PCL, NVDR	19,100	110,486
	Thai Stanley Electric PCL, Class F	170,100	983,962
	Thai Union Group PCL, Class F	10,853,700	4,312,466
	Thai Wacoal PCL	75,700	75,194
	Thai Wah PCL, Class F	204,900	25,860
	Thanachart Capital PCL	1,024,300	1,496,257
	Thitikorn PCL	1,125,800	228,589
#	Thoresen Thai Agencies PCL	8,126,076	1,507,522
	TKS Technologies PCL	139,600	35,890
	TMBThanachart Bank PCL	82,845,496	4,162,999
	TPI Polene PCL	33,681,040	1,416,958
	TPI Polene Power PCL	6,581,499	638,369
	True Corp. PCL	29,070,378	6,157,404
*	TTCL PCL	150,400	18,191
*	Unique Engineering & Construction PCL	979,600	80,134
	Univentures PCL	2,173,700	166,383
	WHA Corp. PCL	446,600	64,716
TOTAL THAILAND			245,449,103
TURKEY — (1.0%)
	Akbank TAS	15,858,240	16,456,558
*	Albaraka Turk Katilim Bankasi AS	7,059,701	893,608
*	Anadolu Anonim Turk Sigorta Sirketi	999,454	848,496
	Anadolu Efes Biracilik Ve Malt Sanayii AS	609,446	2,036,857
	Bera Holding AS	291,820	161,253
*	Borusan Mannesmann Boru Sanayi ve Ticaret AS	160,215	1,849,188
	Dogan Sirketler Grubu Holding AS	4,313,267	2,128,154
	Enka Insaat ve Sanayi AS	3,990,881	4,979,228
#*	Eregli Demir ve Celik Fabrikalari TAS	4,034,937	6,241,712
*	Gozde Girisim Sermayesi Yatirim Ortakligi AS	966,033	601,947
	GSD Holding AS	3,960,272	765,849
	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class A	128,429	101,469
	KOC Holding AS	3,107,089	15,574,932
*	Menderes Tekstil Sanayi ve Ticaret AS	51,336	18,051
	Pinar SUT Mamulleri Sanayii AS	8,063	21,168
#	Sekerbank Turk AS	6,118,056	707,215
*	TAV Havalimanlari Holding AS	428,361	1,785,486
	Tekfen Holding AS	398,835	663,578
*	Turk Hava Yollari AO	2,646,950	23,018,589
#	Turkiye Garanti Bankasi AS	2,472,034	4,031,941
*	Turkiye Halk Bankasi AS	2,305,686	1,234,416
#	Turkiye Is Bankasi AS, Class C	12,223,151	6,862,074
*	Turkiye Sinai Kalkinma Bankasi AS	7,418,871	1,676,006
	Turkiye Sise ve Cam Fabrikalari AS	2,955,316	5,859,217

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»
TURKEY — (Continued)
#*	Turkiye Vakiflar Bankasi TAO, Class D	3,938,994	$1,765,966
*	Vestel Elektronik Sanayi ve Ticaret AS	418,468	957,325
	Yapi ve Kredi Bankasi AS	15,981,002	8,446,537
*	Zorlu Enerji Elektrik Uretim AS	6,323,282	1,009,418
TOTAL TURKEY			110,696,238
UNITED ARAB EMIRATES — (1.2%)
	Abu Dhabi Commercial Bank PJSC	11,671,359	27,905,330
	Agthia Group PJSC	581,990	839,698
*	AL Seer Marine Supplies & Equipment Co. LLC	5,226	11,145
	Aldar Properties PJSC	12,826,296	18,050,411
	Amanat Holdings PJSC	3,145,275	899,189
*	Amlak Finance PJSC	2,513,517	629,721
	Dana Gas PJSC	13,824,940	3,685,646
*	Deyaar Development PJSC	4,700,443	934,031
	Dubai Investments PJSC	6,995,454	4,630,052
	Emaar Development PJSC	5,109,908	8,819,847
	Emaar Properties PJSC	22,429,087	41,270,583
	Emirates NBD Bank PJSC	5,726,880	26,498,937
*	Eshraq Investments PJSC	3,371,519	535,184
*	Islamic Arab Insurance Co.	178,521	35,011
*	Manazel PJSC	1,193,679	181,005
*	Multiply Group PJSC	159,896	140,598
*	RAK Properties PJSC	5,221,328	1,677,508
	Ras Al Khaimah Ceramics	730,523	535,003
*	Shuaa Capital PSC	1,996,407	224,025
*	Union Properties PJSC	3,928,839	436,271
TOTAL UNITED ARAB EMIRATES			137,939,195
UNITED STATES — (0.0%)
*††	Rexlot Holdings	67,831,618	0
TOTAL COMMON STOCKS			11,329,017,823
PREFERRED STOCKS — (0.8%)
BRAZIL — (0.8%)
	Banco ABC Brasil SA, 8.291%	560,876	2,218,003
Ω	Banco BMG SA, 13.811%	147,500	87,026
	Banco Bradesco SA, 6.050%	8,853,774	31,192,995
	Banco do Estado do Rio Grande do Sul SA Class B, 6.032%	1,097,345	3,385,728
	Banco Pan SA, 2.703%	819,150	1,611,017
	Eucatex SA Industria e Comercio, 6.083%	297,328	816,768
	Gerdau SA, 11.707%	583,889	3,611,685
	Grazziotin SA, 9.391%	6,400	38,640
	Marcopolo SA, 5.813%	2,628,443	2,907,059
	Petroleo Brasileiro SA, 15.666%	5,630,679	37,043,706
	Randon SA Implementos e Participacoes, 4.114%	324,900	854,720
	Usinas Siderurgicas de Minas Gerais SA Usiminas Class A, 4.547%	2,588,873	3,958,245
TOTAL BRAZIL			87,725,592
COLOMBIA — (0.0%)
	Grupo Argos SA, 8.600%	374,078	596,273
	Grupo Aval Acciones y Valores SA, 3.557%	269,461	34,774
	Grupo de Inversiones Suramericana SA, 7.419%	829,737	2,943,545
TOTAL COLOMBIA			3,574,592

Dimensional Emerging Markets Value Fund
CONTINUED
		Shares	Value»

INDIA — (0.0%)
*	Sundaram-Clayton Ltd.	251,604	$31,202
PHILIPPINES — (0.0%)
	Cebu Air, Inc., 6.000%	873,808	571,141
SOUTH KOREA — (0.0%)
*	Hanwha Galleria Corp.	1,735	6,170
*	Hanwha Solutions Corp.	1,538	33,737
TOTAL SOUTH KOREA			39,907
TAIWAN — (0.0%)
	China Development Financial Holding Corp., 0.028%	4,894,167	1,094,779
TOTAL PREFERRED STOCKS			93,037,213
RIGHTS/WARRANTS — (0.0%)
BRAZIL — (0.0%)
*	Banco ABC Brasil SA Rights 08/03/23	27,513	24,437
SOUTH KOREA — (0.0%)
*	BGFecomaterials Co. Ltd. Rights 08/08/23	3,166	894
TAIWAN — (0.0%)
*	PChome Online, Inc. Rights	22,058	3,544
*	Shih Wei Navigation Co. Ltd. Rights	57,738	2,848
TOTAL TAIWAN			6,392
THAILAND — (0.0%)
*	Bangkok Ranch PCL Warrants 09/01/26	598,000	3,145
*	Millcon Steel PCL Warrants 12/13/24	1,670,212	2,928
TOTAL THAILAND			6,073
TOTAL RIGHTS/WARRANTS			37,796
TOTAL INVESTMENT SECURITIES (Cost $9,409,682,161)			11,422,092,832

			Value†
SECURITIES LENDING COLLATERAL — (1.6%)
@§	The DFA Short Term Investment Fund	16,509,327	190,963,391
TOTAL INVESTMENTS — (100.0%)
(Cost $9,600,632,221)^^			$11,613,056,223
As of July 31, 2023, Dimensional Emerging Markets Value Fund had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
E-Mini MSCI Emerging Markets Index	650	09/15/23	$32,773,908	$34,264,750	$1,490,842
S&P 500® Emini Index	203	09/15/23	44,157,899	46,837,175	2,679,276
Total Futures Contracts			$76,931,807	$81,101,925	$4,170,118

Dimensional Emerging Markets Value Fund
CONTINUED
Summary of the Fund's investments as of July 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$503,017,564	$2,158,869	—	$505,176,433
Chile	—	66,147,343	—	66,147,343
China	207,007,018	2,759,279,155	$13,317,498	2,979,603,671
Colombia	6,343,036	2,331	—	6,345,367
Czech Republic	—	11,792,073	—	11,792,073
Greece	—	54,467,898	—	54,467,898
Hong Kong	—	204,176	1,905	206,081
Hungary	—	21,644,449	—	21,644,449
India	88,600,630	1,838,565,570	1,335,439	1,928,501,639
Indonesia	—	201,113,962	306,379	201,420,341
Kuwait	12,374,591	2,197,163	—	14,571,754
Malaysia	—	190,985,974	—	190,985,974
Mexico	340,639,551	6,581,039	—	347,220,590
Philippines	—	103,338,780	699,061	104,037,841
Poland	—	110,506,674	—	110,506,674
Qatar	—	74,360,043	—	74,360,043
Saudi Arabia	796,330	414,016,457	—	414,812,787
South Africa	51,023,996	313,312,161	—	364,336,157
South Korea	229,389,954	1,258,026,805	1,715,484	1,489,132,243
Taiwan	20,883,320	1,928,620,698	159,911	1,949,663,929
Thailand	230,323,779	15,125,324	—	245,449,103
Turkey	—	110,696,238	—	110,696,238
United Arab Emirates	—	137,939,195	—	137,939,195
Preferred Stocks
Brazil	87,638,566	87,026	—	87,725,592
Colombia	3,574,592	—	—	3,574,592
India	31,202	—	—	31,202
Philippines	—	571,141	—	571,141
South Korea	—	39,907	—	39,907
Taiwan	—	1,094,779	—	1,094,779
Rights/Warrants
Brazil	—	24,437	—	24,437
South Korea	—	894	—	894
Taiwan	—	6,392	—	6,392
Thailand	—	6,073	—	6,073
Securities Lending Collateral	—	190,963,391	—	190,963,391
Futures Contracts**	4,170,118	—	—	4,170,118
TOTAL	$1,785,814,247	$9,813,876,417	$17,535,677^	$11,617,226,341
** Valued at the unrealized appreciation/(depreciation) on the investment.

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

ORGANIZATION
Dimensional Emerging Markets Value Fund (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940 (the "1940 Act"). The Fund’s advisor is Dimensional Fund Advisors LP (the "Advisor").
SECURITY VALUATION
The Fund uses a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:
•	Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies and futures contracts)
•	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
Securities held by the Fund, including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Fund that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Fund values the securities within the range of the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange ("NYSE"). These securities are generally categorized as Level 1 in the hierarchy.
Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with Rule 2a-5 under the 1940 Act pursuant to procedures approved by the Board of Trustees of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Advisor) occur before the net asset value of the Fund is calculated. When fair value pricing is used, the prices of securities used by the Fund may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.
The Fund will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time at which the net asset value of the Fund is computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the pricing of the Fund’s shares (at the close of the NYSE), the Fund will fair value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Fund’s foreign investments since the last calculated closing prices of the foreign investments on their primary foreign securities markets or exchanges. For these purposes, the Advisor has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Fund uses data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When the Fund uses fair value pricing, the values assigned to the Fund's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.
Futures contracts held by the Fund are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

A summary of the inputs used to value the Fund's investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Schedule of Investments. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
FINANCIAL INSTRUMENTS
In accordance with the Fund's investment objective and policies, the Fund may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:
1.    FOREIGN MARKET RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of securities held by the Fund may be inhibited.
Derivative Financial Instruments
Summarized below are the specific types of derivative instruments used by the Fund.
2.    FUTURES CONTRACTS: The Fund may purchase or sell futures contracts and options on futures contracts for equity securities and indices to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Fund. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. Government securities to a broker in an amount equal to the minimum “initial margin” requirements of the exchange on which the contract is traded to a broker. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss, which is presented in the Statement of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities or indices, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Fund could lose more than the initial margin requirements. A Portfolio entering into stock index futures is subject to equity price risk from those futures contracts.
FEDERAL TAX COST
At July 31, 2023, the total cost of securities for federal income tax purposes was $9,729,171 for the Dimensional Emerging Markets Value Fund.
RECENTLY ISSUED ACCOUNTING STANDARDS AND REGULATIONS
In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs were effective for certain reference rate-related contract modifications that occurred during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and determined the adoption of these ASUs will not have a material impact on the Fund’s financial statements.
OTHER
The Fund is subject to claims and suits that arise from time to time in the ordinary course of business (for example, claw back litigation against former shareholders of portfolio companies that filed for bankruptcy, such as the now ended litigation involving The Tribune Company and the ongoing litigation involving Nine West). Although management currently believes that resolving claims against the Fund, individually or in aggregate, will not have a material adverse impact on the Fund’s financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

SUBSEQUENT EVENT EVALUATIONS
Management has evaluated the impact of all subsequent events on the Fund through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.